UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No.  333-62692

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 12                                         |X|


                       (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 4
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
--------------------------------------------------------------------------------




     THOMAS E. BARNES, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        OCTOBER 3, 2005

--------------------------------------------------------------------------------



     It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b)

     |X|  on October 3, 2005 pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_|  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     DEFERRED VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Nationwide Life Insurance Company:
o        Nationwide Variable Account-4


                 Prospectus supplement dated October 3, 2005 to
                          Prospectus dated May 1, 2005

--------------------------------------------------------------------------------

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------



1. The following underlying mutual funds are available under the contracts:

      GVIT

          o    Federated GVIT High Income Bond Fund: Class III+
          o    GVIT Small Company Fund: Class III+

      RYDEX VARIABLE TRUST

          o    Commodities Fund
          o    Strengthening Dollar Fund
          o    Weakening Dollar Fund

     +These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

2. The "Legal Proceedings" section is replaced with the following:

      The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

      In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

      The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

      In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance, and funding agreements issued to back medium-term note (MTN) programs. Related investigations and proceedings may be commenced in the future. The Company has been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company's ultimate parent, has been contacted by or received subpoenas from certain regulators for information on certain of these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

      These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company's litigation matters.

      On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of persons in the United States who, through their ownership of an NLIC annuity or insurance product, held units of any NLIC sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. On April 25, 2005, NLIC filed a motion to dismiss. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC's annuities sub-accounts, any allegation based on NLIC's untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member's purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC's untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. NLIC intends to defend this lawsuit vigorously.

      On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
      (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer. The Company intends to defend this lawsuit vigorously.

      On October 31, 2003, NLIC and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously

3. "Appendix A: Underlying Mutual Funds" is amended to include the following:

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------


Sub-adviser:                                     Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------


Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
-------------------------------------------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------


Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------


Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

RYDEX VARIABLE TRUST - COMMODITIES FUND

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------


Investment Objective:                            Capital appreciation by investing in companies that are involved in the financial services sector.

------------------------------------------------ -----------------------------------------------------------------------------------



RYDEX VARIABLE TRUST - STRENGTHENING DOLLAR FUND

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Rydex Investments

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------


Investment Objective:                            Investment results that will match the performance of a specific benchmark on a daily basis.  The current benchmark is 200% of the performance of the US Dollar
                                                 Index.

------------------------------------------------ -----------------------------------------------------------------------------------



RYDEX VARIABLE TRUST - WEAKENING DOLLAR FUND

------------------------------------------------------------------------------------------------------------------------------------

  Investment Adviser:                             Rydex Investments

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

  Investment Objective:                           Investment results that will match the performance of a specific benchmark on a daily basis.  The current benchmark is 200% of the inverse (opposite)
                                                  performance of the US Dollar Index.

------------------------------------------------------------------------------------------------------------------------------------



4. "Appendix B: Condensed Financial Information" is amended to include the following after the first paragraph:

The GVIT - Federated GVIT High Income Bond Fund: Class III, GVIT - GVIT Small Company Fund: Class III, Rydex Variable Trust - Commodities Fund, Rydex Variable Trust - Strengthening Dollar Fund and the Rydex Variable Trust - Weakening Dollar Fund were added to the variable account effective October 1, 2005; therefore, no accumulation unit information is available.

                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

                       Issued by Nationwide Life Insurance
                         Company through its Nationwide
                               Variable Account-4
                  The date of this prospectus is May 1, 2005.

--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 28. For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-233-3223 (TDD 1-800-238-3035) or write:


                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio  43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class III+
o American Century VP Ultra Fund: Class III+
o American Century VP Value Fund: Class III+*
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class 2R+*
o VIP Growth Portfolio: Service Class 2R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP Contrafund(R) Portfolio: Service Class 2R+
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o Gartmore GVIT Government Bond Fund: Class III+
o Gartmore GVIT Investor Destinations Funds: Class VI
  >> Gartmore GVIT Investor Destinations Conservative Fund: Class VI+

  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class VI+ >> Gartmore GVIT Investor Destinations Moderate Fund: Class VI+
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class VI+ >> Gartmore GVIT Investor Destinations Aggressive Fund: Class VI+
o Gartmore GVIT Money Market Fund II
o Gartmore GVIT Nationwide(R) Fund: Class III+

RYDEX VARIABLE TRUST
o Arktos Fund
o Banking Fund

o Basic Materials Fund
o Biotechnology Fund
o Consumer Products Fund
o Electronics Fund
o Energy Fund
o Energy Services Fund
o Financial Services Fund
o Health Care Fund
o Internet Fund
o Inverse Dynamic Dow 30 Fund
o Inverse Mid-Cap Fund
o Inverse Small-Cap Fund
o Juno Fund
o Large-Cap Europe Fund
o Large-Cap Growth Fund
o Large-Cap Japan Fund
o Large-Cap Value Fund
o Leisure Fund
o Long Dynamic Dow 30 Fund
o Medius Fund
o Mekros Fund
o Mid-Cap Growth Fund
o Mid-Cap Value Fund
o Nova Fund
o OTC Fund
o Precious Metals Fund

o Real Estate Fund
o Retailing Fund
o Sector Rotation Fund
o Small-Cap Growth Fund
o Small-Cap Value Fund
o Technology Fund
o Telecommunications Fund
o Titan 500 Fund
o Transportation Fund

o U.S. Government Bond Fund
o Ursa Fund
o Utilities Fund
o Velocity 100 Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

GARTMORE VARIABLE INSURANCE TRUST

o Gartmore GVIT Mid Cap Growth Fund: Class III+
o GVIT Small Cap Growth Fund: Class III+
o GVIT Small Cap Value Fund: Class III+
o GVIT Small Company Fund: Class III+


+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (sub-accounts corresponding to underlying mutual funds of the Rydex Variable Insurance Trust). A contract owner who does not wish to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CHARITABLE REMAINDER TRUST- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

CONTRACT VALUE- The total value of all accumulation units held under the contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLIFIED EMPLOYEE PENSION IRA ("SEP IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
CONDENSED FINANCIAL INFORMATION...............................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...............................................
     No CDSC Option
     Death Benefit Options
     Extra Value Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfer Restrictions
     Transfers After Annuitization
     Transfer Requests
RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional
         Retirement Plan
     Surrenders Under a Tax Sheltered Annuity
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Systematic Withdrawals
     Asset Allocation Service
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX
     INFORMATION..............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................      7%  1
MAXIMUM LOAN PROCESSING FEE.............................................................................................      $25 2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5%  3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------

ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%4


VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.15%

     NO CDSC OPTION......................................................................................................     0.20%5
     Total Variable Account Charges (including this option only).........................................................     1.35%

     DEATH BENEFIT OPTIONS (an applicant may purchase one death benefit option as a replacement for the standard death benefit)

           HIGHEST ANNIVERSARY DEATH BENEFIT OPTION......................................................................     0.20%
           Total Variable Account Charges (including this option only)...................................................     1.35%


           HIGHEST ANNIVERSARY OR 5% ENHANCED DEATH BENEFIT OPTION (unavailable beginning May 1, 2004)...................     0.25%
           Total Variable Account Charges (including this option only)...................................................     1.40%

     3% EXTRA VALUE OPTION...............................................................................................     0.45%6
     Total Variable Account Charges (including this option only).........................................................     1.60%
----------------------------------------------------------------------------------------------------------------------------- ------
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------




-------------------------------
1 Range of CDSC over time:

----------------------------------------------------------------------------------------------------------------------------- ------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT           0         1            2          3          4          5           6          7
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
---------------------------------   ----------- ---------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                         7%        6%           5%         4%         3%          2%         1%         0%
----------------------------------------------------------------------------------------------------------------------------- ------

Each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

     (1)  is the lesser of (a) or (b) where:

          (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;

          (b)  is 10% of contract value; and

     (2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

6 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

--------------------------------------------------------------------------------

                      RECURRING CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

     ASSET ALLOCATION SERVICE CHARGE.....................................................................................    0.35% 7
     Total Variable Account Charges (including this option only).........................................................    1.50%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     1.15%
No CDSC Option...........................................................................................................     0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option..................................................................     0.25%
3% Extra Value Option....................................................................................................     0.45%
Asset Allocation Service Charge..........................................................................................     0.35%
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     2.40%

----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including

management fees, distribution (12b-1) fees, and other expenses, as a percentage           0.41%                  1.75%
of underlying mutual fund assets)

--------------------------------------------------------------------------------- ---------------------- ----------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III

o    American Century Variable Portfolios, Inc. - American Century VP Ultra
     Fund: Class III

o    American Century Variable Portfolios, Inc. - American Century VP Value
     Fund: Class III

o    Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio:
     Service Class 2R

o Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R

o    Fidelity Variable Insurance Products Fund II - VIP Contrafund(R) Portfolio:
     Service Class 2R

o    GVIT Gartmore GVIT Government Bond Fund: Class III

o    GVIT Gartmore GVIT Investor Destinations Funds

     >Gartmore GVIT Investor Destinations Conservative Fund: Class VI
     >Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class VI >Gartmore GVIT Investor Destinations Moderate Fund: Class VI
     >Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class VI >Gartmore GVIT Investor Destinations Aggressive Fund: Class VI

o    GVIT Gartmore GVIT Mid Cap Growth Fund: Class III

o    GVIT Gartmore GVIT Nationwide Fund: Class III

o    GVIT GVIT Small Cap Growth Fund: Class III

o    GVIT GVIT Small Cap Value Fund: Class III

o    GVIT GVIT Small Company Fund: Class III



-------------------------------------------------
7 Nationwide may charge less than the amount indicated.

EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (1.75%)        976    1,676  2,387   4,486    436   1,316   2,207   4,486     *    1,316   2,207    4,486

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual

Fund Operating Expenses (0.41%)        835    1,263  1,717   3,238    295    903    1,537   3,238     *     903    1,537    3,238

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

o        Charitable Remainder Trusts;
o        Individual Retirement Annuities ("IRAs");
o        Investment-only Contracts;
o        Non-Qualified Contracts;
o        Roth IRAs;
o        Simple IRAs;
o        Simplified Employee Pension IRAs ("SEP IRAs"); and
o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ----------------
     CONTRACT        MINIMUM INITIAL       MINIMUM
       TYPE          PURCHASE PAYMENT    SUBSEQUENT
                                          PAYMENTS*
-------------------- ----------------- ----------------
Non-Qualified            $10,000             $500
-------------------- ----------------- ----------------
IRA                      $10,000             $500
-------------------- ----------------- ----------------
SEP IRA                  $10,000             $500
-------------------- ----------------- ----------------
Simple IRA               $10,000             $500
-------------------- ----------------- ----------------
Roth IRA                 $10,000             $500
-------------------- ----------------- ----------------
Tax Sheltered            $10,000             $500
Annuity
-------------------- ----------------- ----------------
Investment-only          $10,000             $500
-------------------- ----------------- ----------------
Charitable               $10,000             $500
Remainder Trust
-------------------- ----------------- ----------------

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments are not permitted in some states under certain circumstances.


If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

CHARGES AND EXPENSES

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract, unless the contract owner elected the No CDSC Option at the time of application. The CDSC reimburses Nationwide for sales expenses. The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.


A No CDSC Option is available under the contract at the time of application. If the contract owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary Death Benefit Option or 0.25% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option. The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

Extra Value Option

An Extra Value Option is available under the contract at the time of application. If an eligible contract owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Asset Allocation Service

If available, the Asset Allocation Service may be elected at any time. Once the Asset Allocation Service is elected, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the daily net assets of the variable account until the contract owner instructs Nationwide to discontinue use of this service.

Charges Assessed for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract (1.15%) will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

10 DAY FREE LOOK

Contract owners may return the contract for any reason within 10 days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").

FINANCIAL STATEMENTS


Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the

"Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

Nationwide may realize a profit from this charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


The CDSC applies as follows:
----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

IF THE CONTRACT OWNER ELECTS THE NO CDSC OPTION AT THE TIME OF APPLICATION, NO CDSC WILL BE ASSESSED ON SURRENDERS.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)  is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

(2) is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among sub-accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the contract value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s). Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract. Any surrenders may be subject to income tax and/or tax penalties. Please see "Partial Surrenders (Partial Redemptions)" later in this prospectus.

This contract may, at certain times, be used in connection with certain offers of exchange initiated by Nationwide. These exchange offers are intended to provide contract owners who meet certain criteria with a variable annuity designed to accommodate active trading. If a contract is exchanged into this annuity as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o    scheduled and systematic transfers, such as Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.


NO CDSC OPTION

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. (See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information.) Nationwide may realize a profit from the charge assessed for this option.

DEATH BENEFIT OPTIONS

In lieu of the standard death benefit, the applicant may elect an available death benefit option at the time of application. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004. Nationwide may realize a profit from the charge assessed for these options. Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004. If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

(2)  the spouses must be co-annuitants;

(3) both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  the spouses must each be named as beneficiaries;

(5) no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

(7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

In addition, both death benefit options have a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant MAY NOT exercise the rights described in this provision.

EXTRA VALUE OPTION

Applicants should be aware of the following prior to electing an extra value option:

(1)  Nationwide may make a profit from the extra value option charge.

(2) Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.


For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.


In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.60% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.60% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b) a 1.15% variable account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.60%) and contracts with no additional contract options (total variable account charges of 1.15%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

                  7.97% RATE OF RETURN
--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                 (1.15% TOTAL CHARGES)  VALUE OPTION (1.60%
                                           TOTAL CHARGES)
--------------------------------------------------------------
       0               $100,000               $103,000
--------------------------------------------------------------
       1               $106,725               $109,464
--------------------------------------------------------------
       2               $113,903               $116,334
--------------------------------------------------------------
       3               $121,564               $123,635
--------------------------------------------------------------
       4               $129,740               $131,394
--------------------------------------------------------------
       5               $138,465               $139,639
--------------------------------------------------------------
       6               $147,778               $148,403
--------------------------------------------------------------
       7               $157,716               $157,716
--------------------------------------------------------------
       8               $168,323               $168,323
--------------------------------------------------------------
       9               $179,644               $179,644
--------------------------------------------------------------
       10              $191,726               $191,726
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the contract owner elected the No CDSC Option) are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts. That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the contract owner elected the No CDSC Option, subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1) determine the percentage of the contract value subject to CDSC including the percentage of the contract value that would be subject to CDSC except the contract owner elected the No CDSC Option; and

(2)  multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the daily net assets in the variable account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the sub-accounts in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the contract owner elected the No CDSC Option) in accordance with the following:

----------------------- -----------------------------------
  Contract Years         (Extra Value Amount) Percentage
                         of First Year Purchase Payments
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
      3, 4 and 5                        2%
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.60% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.


CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the contract owner was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ---------------- -----------------
        CONTRACT              MINIMUM          MINIMUM
          TYPE                INITIAL         SUBSEQUENT
                             PURCHASE         PAYMENTS*
                              PAYMENT
------------------------- ---------------- -----------------
Non-Qualified                $10,000             $500
------------------------- ---------------- -----------------
IRA                          $10,000             $500
------------------------- ---------------- -----------------
SEP IRAs                     $10,000             $500
------------------------- ---------------- -----------------
Simple IRAs                  $10,000             $500
------------------------- ---------------- -----------------
Roth IRA                     $10,000             $500
------------------------- ---------------- -----------------
Tax Sheltered Annuity        $10,000             $500
------------------------- ---------------- -----------------
Investment-only              $10,000             $500
------------------------- ---------------- -----------------
Charitable Remainder         $10,000             $500
Trust
------------------------- ---------------- -----------------

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments are not permitted in some states under certain circumstances.


If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned to the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.


Generally, subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current valuation period. The deadline for such financial transactions involving a Rydex Variable Trust Fund will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.nationwidefinancial.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.


Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                 o     Independence Day
o        Martin Luther King, Jr.Day     o     Labor Day
o        Presidents' Day                o     Thanksgiving
o        Good Friday                    o     Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any sub-account will not be honored and the allocations among the sub-accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the value of amounts allocated to the sub-accounts of the variable account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 2.40% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS PRIOR TO ANNUITIZATION

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.

TRANSFER RESTRICTIONS

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (sub-accounts corresponding to underlying mutual funds of the Rydex Variable Insurance Trust). A contract owner who does not intend to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

Nationwide discourages (and will take action to deter) inappropriate market timing in the contract (frequent trading among underlying mutual funds other than those that are part of the Rydex Variable Insurance Trust) because the frequent movement between or among those sub-accounts may negatively impact other investors. Inappropriate market timing can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the potentially negative impact of inappropriate market timing of non-Rydex Variable Insurance Trust sub-accounts, Nationwide has implemented, or reserves the right to implement, several restrictions designed to stop inappropriate market timing while still permitting contract owners to actively trade among the sub-accounts of the Rydex Variable Insurance Trust. Nationwide makes no assurance that all the risks associated with market timing will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful market timing, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, transfers will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern time to be processed in the current valuation period. The 3:00 p.m. deadline for such financial transactions involving a Rydex Variable Trust Funds will be extended to 3:35 p.m. Eastern time for transactions submitted electronically through Nationwide's Internet website (www.nationwidefinancial.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.


RIGHT TO REVOKE

Contract owners have a 10 day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within 10 days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.

Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Financial Advisor Fees

The contract may be available for use with investment accounts sold by financial advisors. Any fees and expenses charged by financial advisors or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the financial advisor. Selection of an investment advisor is at the complete discretion of the contract owner. Nationwide is not affiliated with and does not endorse, such advisors and makes no representations as to their qualifications. Some contract owners may authorize such advisors to take partial surrenders from the contract to pay advisory or management fees. Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the contract value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s). Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract. Any surrenders may be subject to income tax and/or tax penalties. See "Waiver of Contingent Deferred Sales Charges" earlier in this prospectus.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    the investment performance of the underlying mutual funds.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------- ---------------------------------
CONTRACT VALUES              MAXIMUM OUTSTANDING LOAN
                             BALANCE ALLOWED
---------------------------- ---------------------------------
up to $20,000                up to 80% of contract value
                             (not more than $10,000)
---------------------------- ---------------------------------
$20,000 and over             up to 50% of contract value
                             (not more than $50,000*)
---------------------------- ---------------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)  the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

(2) amounts required to meet minimum distribution requirements under the Internal Revenue Code, or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


------------------------------ -----------------------
      CONTRACT OWNER'S             PERCENTAGE OF
             AGE                   CONTRACT VALUE
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

Contract value and contract owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ASSET ALLOCATION SERVICE

If available, the Asset Allocation Service may be elected at any time. While the service is in effect, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the daily net assets of the variable account.

The Asset Allocation Service allows contract owners, in consultation with their investment professionals, to utilize the services of independent third parties in making allocation and reallocation decisions among the sub-accounts in accordance with certain active asset allocation models. Such models may be intended to take advantage of sub-accounts corresponding to underlying mutual funds offered through the Rydex Variable Trust, which are designed to accommodate active asset allocation strategies.

A contract owner electing the Asset Allocation Service must dedicate all purchase payments in the contract to the service, and must provide all required authorizations in order to allow Nationwide to process allocation and reallocation instructions communicated by third parties.

Nationwide neither endorses nor guarantees any such independent third party, investment model, or strategy. Contract owners are advised that the Asset Allocation Service does not guarantee profit or protect against loss. Nationwide is not affiliated with any third party that may be authorized to direct allocations under the Asset Allocation Service.

The contract owner may elect the Asset Allocation Service at any time. Once the Asset Allocation Service is elected, participation will continue until the contract owner instructs Nationwide in writing to discontinue the service. Discontinuation of the service will be implemented as soon as practicable after Nationwide receives the instruction, but in no event will the service continue for more than 3 days after Nationwide's receipt of the discontinuation instruction. After the service is discontinued, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed.

The Asset Allocation Service will terminate within a reasonable time (not to exceed 90 days) following the death of the contract owner (including a joint owner), unless Nationwide receives new required authorizations to allow Nationwide to continue to process allocation and reallocation instructions communicated by third parties.

Upon termination, the contract's assets will remain as allocated upon the date of the termination but the charge for the service will no longer be assessed.

Nationwide reserves the right to discontinue the Asset Allocation Service at any time upon 30 days written notice to contract owners. Termination of the Asset Allocation Service will not effect any services already in effect.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

o the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract's data page); or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as Non-qualified contract or Roth-IRAs contracts, the annuity commencement date is the contract owner's 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 70 1/2 unless the contract owner specifies otherwise. The contract owner may not, however, extend the annuity commencement date to a date after the contract owner's 90th birthday. For joint owners the older contract owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C:
Contract Types and Tax Information).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date.

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code. See "Required Distributions" in Appendix C: Contract Types and Tax Information.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, no death benefit is payable and the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

In lieu of the standard death benefit, an applicant can elect an available death benefit option at the time of application. Not all death benefit options may be available in all states. IF NO OPTIONAL DEATH BENEFIT IS ELECTED AT THE TIME OF APPLICATION, THE DEATH BENEFIT WILL EQUAL THE CONTRACT VALUE.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Highest Anniversary Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit Option

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004. If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.





          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                        PAGE

General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................2
Underwriters...............................................................2
Annuity Payments...........................................................2
Condensed Financial Information............................................2
Financial Statements......................................................67

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS VI

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS VI

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
VI

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS VI

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital but also income.
AGGRESSIVE FUND: CLASS VI

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS VI

--------------------------- ----------------------------------- --------------------------------------------------------------------

These underlying mutual funds assess a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). The Gartmore GVIT
Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

RYDEX VARIABLE TRUST - ARKTOS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the
                                                 NASDAQ 100 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - BANKING FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - BASIC MATERIALS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - BIOTECHNOLOGY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - CONSUMER PRODUCTS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - ELECTRONICS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - ENERGY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - ENERGY SERVICES FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - FINANCIAL SERVICES FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the financial services sector.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - HEALTH CARE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the health care industry.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INTERNET FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INVERSE DYNAMIC DOW 30 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial AverageSM.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INVERSE MID-CAP FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the S&P
                                                 Mid Cap 400(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INVERSE SMALL-CAP FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the
                                                 Russell 2000 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - JUNO FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the Long
                                                 Treasury Bond.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LARGE-CAP EUROPE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the Dow Jones STOXX
                                                 50 IndexSM.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LARGE-CAP GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P 500/Barra
                                                 Growth(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LARGE-CAP JAPAN FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correlate to the daily performance of the Topix 100 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LARGE-CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P 500/Barra
                                                 Value(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LEISURE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in leisure and entertainment businesses.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LONG DYNAMIC DOW 30 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to 200% of the daily performance of the Dow
                                                 Jones Industrial AverageSM.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - MEDIUS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P MidCap 400(R
                                                 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - MEKROS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the Russell 2000
                                                 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - MID-CAP GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P MidCap
                                                 400/Barra Growth(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - MID-CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P MidCap
                                                 400/Barra Value(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - NOVA FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P 500 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - OTC FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the NASDAQ 100
                                                 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - PRECIOUS METALS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - REAL ESTATE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - RETAILING FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - SECTOR ROTATION FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - SMALL-CAP GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P SmallCap
                                                 600/Barra Growth(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - SMALL-CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P SmallCap
                                                 600/Barra Value(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TECHNOLOGY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TELECOMMUNICATIONS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TITAN 500 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to 200% of the daily performance of the S&P
                                                 500(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TRANSPORTATION FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - U.S. GOVERNMENT BOND FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond with 120% of the daily price movement of the
                                                 Long Treasury Bond.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - URSA FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the S&P
                                                 500(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - UTILITIES FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that operate public utilities.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - VELOCITY 100 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to 200% of the daily performance of the NASDAQ
                                                 100 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all available optional benefits available on December 31, 2004 (the maximum variable account charge of 2.40%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those periods with an (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


            CALLING:     1-866-233-3223, TDD 1-800-238-3035

            WRITING:     Nationwide Life Insurance Company
                         One Nationwide Plaza, RR1-04-F4
                          Columbus, Ohio 43215


                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.15%) (VARIABLE ACCOUNT CHARGES OF 1.15% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------ ------------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

American Century Variable        10.525732          11.756563             11.69%                62,053        2004
Portfolios, Inc. -                8.231800          10.525732             27.87%                21,322        2003
American Century VP Income       10.000000           8.231800            -17.68%                27,149        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

American Century Variable         9.837267          10.763398             9.41%                 24,037        2004
Portfolios, Inc. -                7.965593           9.837267             23.50%                 3,681        2003
American Century VP Ultra        10.000000           7.965593            -20.34%                20,383        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

American Century Variable        11.027630          12.463283             13.02%               129,405        2004
Portfolios, Inc. -                8.650683          11.027630             27.48%                38,324        2003
American Century VP Value        10.000000           8.650683            -13.49%                25,164        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Fidelity Variable                10.541627          11.584614             9.89%                 98,808        2004
Insurance Products Fund -         8.196128          10.541627             28.62%                31,947        2003
VIP Equity-Income                10.000000           8.196128            -18.04%                 5,085        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Fidelity Variable                 9.764143           9.953899              1.94%                66,766        2004
Insurance Products Fund -         7.454945           9.764143             30.98%                35,482        2003
VIP Growth Portfolio:            10.000000           7.454945            -25.45%                10,092        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Fidelity Variable                10.955525          12.469773             13.82%               132,240        2004
Insurance Products                8.646375          10.955525             26.71%                60,835        2003
Fund II - VIP Contrafund(R)      10.000000           8.646375            -13.54%                25,529        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.883104          11.109557             2.08%                183,065        2004
Government Bond Fund:            10.781715          10.883104             0.94%                 98,862        2003
Class III - Q/NQ                 10.000000          10.781715             7.82%                 68,307        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          10.358800             3.59%                 19,100        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          10.575547             5.76%                  3,176        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          10.788731             7.89%                 42,257        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          11.007650             10.08%                40,763        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          11.182797             11.83%                19,888        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap        9.810147          11.182648             13.99%                14,160        2004
Growth Fund: Class III -          7.076605           9.810147             38.63%                 7,804        2003
Q/NQ                             10.000000           7.076605            -29.23%                     0        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT Money          9.851627           9.778684           -0.74%               4,548,051        2004
Market Fund II - Q/NQ             9.948560           9.851627           -0.97%               3,470,441        2003
                                  9.994345           9.948560           -0.46%               4,085,164        2002
                                 10.000000           9.994345           -0.06%                 530,488        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.219517          11.095617            8.57%                   6,367        2004
Nationwide(R) Fund: Class         8.109700          10.219517           26.02%                   2,560        2003
III - Q/NQ                       10.000000           8.109700          -18.90%                   4,433        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth        9.528155          10.681737           12.11%                  37,044        2004
Fund: Class III - Q/NQ            7.188029           9.528155           32.56%                  24,419        2003
                                 10.000000           7.188029          -28.12%                       0        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT GVIT Small Cap Value        11.059299          12.831290           16.02%                  47,656        2004
Fund: Class III - Q/NQ            7.135827          11.059299           54.98%                  25,676        2003
                                 10.000000           7.135827          -28.64%                   2,986        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT GVIT Small Company          10.946885          12.883483           17.69%                  15,245        2004
Fund: Class III - Q/NQ            7.854705          10.946885           39.37%                  17,820        2003
                                 10.000000           7.854705          -21.45%                   4,672        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            5.665548           4.937786          -12.85%                 182,623        2004
Arktos Fund - Q/NQ                9.151251           5.665548          -38.09%                 186,582        2003
                                  6.916610           9.151251           32.31%                 175,961        2002
                                 10.000000           6.916610          -30.83%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           13.158620          14.924061           13.42%                  41,009        2004
Banking Fund - Q/NQ              10.104478          13.158620           30.23%                  73,221        2003
                                 10.302548          10.104478           -1.92%                  25,905        2002
                                 10.000000          10.302548            3.03%                   8,875        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           12.479977          14.906475           19.44%                 217,906        2004
Basic Materials Fund - Q/NQ       9.603806          12.479977           29.95%                 379,381        2003
                                 11.135186           9.603806          -13.75%                  10,189        2002
                                 10.000000          11.135186           11.35%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            8.678797           8.673278           -0.06%                  41,954        2004
Biotechnology Fund - Q/NQ         6.177872           8.678797           40.48%                 108,631        2003
                                 11.436499           6.177872          -45.98%                  19,412        2002
                                 10.000000          11.436499           14.36%                   1,266        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           11.886246          13.312717           12.00%                 107,024        2004
Consumer Products Fund -          9.867686          11.886246           20.46%                  59,697        2003
Q/NQ                             10.355991           9.867686           -4.72%                  29,763        2002
                                 10.000000          10.355991            3.56%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           12.155900           9.374996          -22.88%                 221,280        2004
Electronics Fund - Q/NQ           7.241171          12.155900           67.87%                 203,031        2003
                                 14.145323           7.241171          -48.81%                  10,979        2002
                                 10.000000          14.145323           41.45%                   1,725        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           10.722492          14.019810           30.75%                 226,754        2004
Energy Fund - Q/NQ                8.817860          10.722492           21.60%                 275,327        2003
                                 10.313664           8.817860          -14.50%                 101,152        2002
                                 10.000000          10.313664            3.14%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           11.811050          15.614496           32.20%                  77,398        2004
Energy Services Fund - Q/NQ      11.021212          11.811050            7.17%                 117,924        2003
                                 12.680697          11.021212          -13.09%                  24,076        2002
                                 10.000000          12.680697           26.81%                   1,613        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            11.204171          12.971124             15.77%              120,559        2004
Financial Services Fund -          8.791528          11.204171             27.44%               84,911        2003
Q/NQ                              10.475591           8.791528            -16.08%               19.453        2002
                                  10.000000          10.475591              4.76%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.818013          10.309163              5.00%              162,730        2004
Health Care Fund - Q/NQ            7.653601           9.818013             28.28%              120,475        2003
                                   9.839345           7.653601            -22.21%               32,347        2002
                                  10.000000           9.839345             -1.61%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.748252          14.601909             14.54%              112,822        2004
Internet Fund - Q/NQ               7.844840          12.748252             62.50%              135,414        2003
                                  14.006514           7.844840            -43.99%               13,965        2002
                                  10.000000          14.006514             40.07%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           8.785848            -12.14%               58,091        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           8.738896            -12.61%                7,757        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           8.498725            -15.01%                9,685        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.851634           8.699668            -11.69%              422,442        2004
Juno Fund - Q/NQ                  10.000000           9.851634             -1.48%              148,083        2003*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            11.075208          12.716325             14.82%              414,645        2004
Large-Cap Europe Fund -            7.830613          11.075208             41.43%              534,434        2003
Q/NQ                              11.057089           7.830613            -29.18%               50,746        2002
                                  10.000000          11.057089             10.57%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          10.346916              3.47%              209,570        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.692643          10.570918              9.06%              153,701        2004
Large-Cap Japan Fund - Q/NQ        7.125000           9.692643             36.04%              127,189        2003
                                   8.601313           7.125000            -17.16%               14,312        2002
                                  10.000000           8.601313            -13.99%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.162898             11.63%               73,398        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.134496          16.081745             22.44%              209,284        2004
Leisure Fund - Q/NQ                9.850335          13.134496             33.34%               66,917        2003
                                  11.690551           9.850335            -15.74%                7,431        2002
                                  10.000000          11.690551             16.91%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          10.782122              7.82%              183,294        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.892954          16.774277             20.74%              229,583        2004
Medius Fund - Q/NQ                 9.220137          13.892954             50.68%              232,424        2003
                                  12.344390           9.220137            -25.31%               47,753        2002
                                  10.000000          12.344390             23.44%                  488        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.172980          16.302944             23.76%            1,792,370        2004
Mekros Fund - Q/NQ                 8.111826          13.172980             62.39%            1,713,918        2003
                                  12.712705           8.111826            -36.19%              872,144        2002
                                  10.000000          12.712705             27.13%              590,486        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          10.769306              7.69%              122,462        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.432424             14.32%              271,249        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.840538          11.149791             13.30%              821,362        2004
Nova Fund - Q/NQ                  7.152002*           9.840538             37.59%              500,876        2003
                                  11.256940          7.152002*            -36.47%              113,589        2002
                                  10.000000          11.256940             12.57%                4,063        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.731438          12.680465              8.09%              754,362        2004
Fund - Q/NQ                        8.161230          11.731438             43.75%              160,597        2003
                                  13.502288           8.161230            -39.56%               26,362        2002
                                  10.000000          13.502288             35.02%                4,801        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            18.937535          16.058647            -15.20%              171,902        2004
Precious Metals Fund - Q/NQ       13.596420          18.937535             39.28%              175,559        2003
                                   9.447667          13.596420             43.91%              210,896        2002
                                  10.000000           9.447667             -5.52%                4,868        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.179686          16.877142             28.05%              226,442        2004
Real Estate Fund - Q/NQ           10.231690          13.179686             28.81%               48,888        2003
                                  10.467730          10.231690             -2.25%               29,915        2002
                                  10.000000          10.467730              4.68%                4,763        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.216001          13.290296              8.79%               87,884        2004
Retailing Fund - Q/NQ              9.135884          12.216001             33.71%               56,484        2003
                                  11.835742           9.135884            -22.81%                1,813        2002
                                  10.000000          11.835742             18.36%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.887358          10.820869              9.44%              267,788        2004
Sector Rotation Fund - Q/NQ        7.700099           9.887358             28.41%              202,112        2003
                                  10.000000           7.700099            -23.00%              148,681        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.493338             14.93%              292,520        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.713359             17.13%              298,042        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.805138          12.803422           -0.01%                163,790        2004
Technology Fund - Q/NQ             8.029639          12.805138           59.47%                110,277        2003
                                  13.340880           8.029639          -39.81%                 56,326        2002
                                  10.000000          13.340880           33.41%                  2,627        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             8.087695           9.008350           11.38%                132,835        2004
Telecommunications Fund -          6.120431           8.087695           32.14%                152,782        2003
Q/NQ                              10.248649           6.120431          -40.28%                 73,126        2002
                                  10.000000          10.248649            2.49%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.525916          11.007672           15.55%                121,328        2004
Titan 500 Fund - Q/NQ              6.219418           9.525916           53.16%               1,540330        2003
                                  11.652985           6.219418          -46.63%                 78,909        2002
                                  10.000000          11.652985           16.53%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.539029          15.244346           21.58%                187,324        2004
Transportation Fund - Q/NQ        10.525863          12.539029           19.13%                 35,062        2003
                                  12.056821          10.525863          -12.70%                 10,560        2002
                                  10.000000          12.056821           20.57%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            11.074032          11.862222            7.12%                405,891        2004
U.S. Government Bond Fund         11.324252          11.074032           -2.21%                290,745        2003
- Q/NQ                             9.660145          11.324252           17.23%                100,664        2002
                                  10.000000           9.660145           -3.40%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             8.237587           7.311622          -11.24%                299,168        2004
Ursa Fund - Q/NQ                  10.914391           8.237587          -24.53%                135,326        2003
                                   9.076802          10.914391           20.24%                132,236        2002
                                  10.000000           9.076802           -9.23%                    625        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             7.688459           8.915836           15.96%                251,414        2004
Utilities Fund - Q/NQ              6.202486           7.688459           23.96%                391,502        2003
                                   9.341214           6.202486          -33.60%                223,472        2002
                                  10.000000           9.341214           -6.59%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.099366          10.272747           12.90%                999,207        2004
Velocity 100 Fund - Q/NQ           4.634022           9.099366           96.36%                310,980        2003
                                  15.353386           4.634022          -69.82%                133,785        2002
                                  10.000000          15.353386           53.53%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

                       MAXIMUM ADDITIONAL CONTRACT OPTIONS
               ELECTED (TOTAL 2.40%) (VARIABLE ACCOUNT CHARGES OF
             2.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         11.894845           13.117863            10.28%                     0        2004
Portfolios, Inc. -                10.000000           11.894845            18.95%                     0        2003*
American Century VP Income
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         11.417847           12.334859            8.03%                      0        2004
Portfolios, Inc. -                10.000000           11.417847            14.18%                     0        2003*
American Century VP Ultra
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         11.932125           13.315061            11.59%                     0        2004
Portfolios, Inc. -                10.000000           11.932125            19.32%                     0        2003*
American Century VP Value
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 12.026583           13.049421            8.50%                      0        2004
Insurance Products Fund -         10.000000           12.026583            20.27%                     0        2003*
VIP Equity-Income
Portfolio: Service Class 2
R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 11.824991           11.902347            0.65%                      0        2004
Insurance Products Fund -         10.000000           11.824991            18.25%                     0        2003*
VIP Growth Portfolio:
Service Class 2 R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 11.977813           13.461018            12.38%                     0        2004
Insurance Products Fund II        10.000000           11.977813            19.78%                     0        2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                 9.740490            9.817437            0.79%                      0        2004
Government Bond Fund:             10.000000            9.740490            -2.60%                     0        2003*
Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.272007            2.72%                      0        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000            1.486948            4.87%                      0        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.698360            6.98%                      0        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.915438            9.15%                      0        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.089126            10.89%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap        12.013425           13.521021            12.55%                     0        2004
Growth Fund: Class III -          10.000000           12.013425            20.13%                     0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.847189            9.650680           -2.00%                      0        2004
Market Fund II - Q/NQ             10.000000            9.847189           -1.53%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                11.572280           12.405515            7.20%                      0        2004
Nationwide(R) Fund: Class         10.000000           11.572280           15.72%                      0        2003*
III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth        12.111778           13.406513           10.69%                      0        2004
Fund: Class III - Q/NQ            10.000000           12.111778           21.12%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         13.812663           15.823234           14.56%                      0        2004
Fund:  Class III - Q/NQ           10.000000           13.812663           38.13%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           12.798511           14.872304           16.20%                      0        2004
Fund: Class III - Q/NQ            10.000000           12.798511           27.99%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.511125            6.463456          -13.95%                      0        2004
Arktos Fund - Q/NQ                10.000000            7.511125          -24.89%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.151861           13.607990           11.98%                      0        2004
Banking Fund - Q/NQ               10.000000           12.151861           21.52%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.128136           15.482512           17.93%                      0        2004
Basic Materials Fund - Q/NQ       10.000000           13.128136           31.28%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.794221           11.637625           -1.33%                      0        2004
Biotechnology Fund - Q/NQ         10.000000           11.794221           17.94%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.703713           12.942565           10.59%                      0        2004
Consumer Products Fund -          10.000000           11.703713           17.04%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.270898           10.866786          -23.85%                      0        2004
Electronics Fund - Q/NQ           10.000000           14.270898           42.71%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.468197           14.805440           29.10%                      0        2004
Energy Fund - Q/NQ                10.000000           11.468197           14.68%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.754696           12.732965           30.53%                      0        2004
Energy Services Fund - Q/NQ       10.000000            9.754696           -2.45%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.814109           13.504379           14.31%                      0        2004
Financial Services Fund -         10.000000           11.814109           18.14%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.458212           11.879271            3.67%                      0        2004
Health Care Fund - Q/NQ           10.000000           11.458212           14.58%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.325957           15.070738           13.09%                      0        2004
Internet Fund - Q/NQ              10.000000           13.325957           33.26%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.712214          -12.88%                      0        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.665656          -13.34%                      0        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.427467          -15.73%                      0        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.393396            9.062015          -12.81%                      0        2004
Juno Fund - Q/NQ                  10.000000           10.393396            3.93%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.950733           14.681943           13.37%                      0        2004
Large-Cap Europe Fund -           10.000000           12.950733           29.51%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.260217            2.60%                      0        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.329881           15.430787            7.68%                      0        2004
Large-Cap Japan Fund - Q/NQ       10.000000           14.329881           43.30%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.069396           10.69%                      0        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.544997           15.165834           20.89%                      0        2004
Leisure Fund - Q/NQ               10.000000           12.544997           25.45%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.691756            6.92%                      0        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.953064           16.633931           19.21%                      0        2004
Medius Fund - Q/NQ                10.000000           13.953064           39.53%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.769922           18.048340           22.20%                      0        2004
Mekros Fund - Q/NQ                10.000000           14.769922           47.70%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.679042            6.79%                      0        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.336649           13.37%                      0        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.524174           14.011125           11.87%                      0        2004
Nova Fund - Q/NQ                  10.000000           12.524174           25.24%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        12.274128           13.099361            6.72%                      0        2004
Fund - Q/NQ                       10.000000           12.274128           22.74%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            15.207562           21.732429          -16.28%                      0        2004
Precious Metals Fund - Q/NQ       10.000000           15.207562           52.08%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.855633           14.989762           26.44%                      0        2004
Real Estate Fund - Q/NQ           10.000000           11.855633           18.56%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.361375           13.278424            7.42%                      0        2004
Retailing Fund - Q/NQ             10.000000           12.361375           23.61%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.889647           12.847686            8.06%                      0        2004
Sector Rotation Fund - Q/NQ       10.000000           11.889647           18.90%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.397047           13.97%                      0        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.615242           16.15%                 16.15%        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.391617           13.220507           -1.28%                      0        2004
Technology Fund - Q/NQ            10.000000           13.391617           33.92%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.116893           13.325631            9.98%                      0        2004
Telecommunications Fund -         10.000000           12.116893           21.17%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.573402           15.486526           14.09%                      0        2004
Titan 500 Fund - Q/NQ             10.000000           13.573402           35.73%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.727610           14.077637           20.04%                      0        2004
Transportation Fund - Q/NQ        10.000000           11.727610           17.28%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.559329           10.110225            5.76%                      0        2004
U.S. Government Bond Fund         10.000000            9.559329           -4.41%                      0        2003*
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.237928            7.219409          -12.36%                      0        2004
Ursa Fund - Q/NQ                  10.000000            8.237928          -17.62%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.954235           12.542404           14.50%                      0        2004
Utilities Fund - Q/NQ             10.000000           10.954235            9.54%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.933789           16.646439           11.47%                      0        2004
Velocity 100 Fund - Q/NQ          10.000000           14.933789           49.34%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the contract owner, all or a portion of the contributions made to the contract may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

Individual Retirement Annuities may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, certain 457 governmental plans and from qualified retirement plans, including 401(k) plans.


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Individual Retirement Annuities, please refer to the disclosure statement provided when the Individual Retirement Annuities was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are Investment-only Contracts owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a SEP IRA, a Simple IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the contract owner;

o    the premiums are not fixed;


o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the contract owner's entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

Assets contributed to a Simple IRA cannot be commingled with assets in IRAs or SEP IRAs. Simple IRA can only receive rollover distributions from another Simple IRA.


When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The contract owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the contract owner attains the age of 70 1/2, and after the death of the contract owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs


Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an Individual Retirement Annuity are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the owner and his or her designee;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the contract owner.

A qualified distribution is not includable in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designee;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary; or

o made to the contract owner after separation from service with his or her employer after age 55.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income. This contract may receive amounts deemed to be investments that were made prior to August 14, 1982 in connection with a tax-free exchange from another annuity contract that had investments that were made prior to August 14, 1982. The treatment as investments that were made prior to August 14, 1982 applies for purposes of the distribution rule discussed in this paragraph as well as for the 10% penalty exception discussed in the following paragraph.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC unless the contract owner elected the No CDSC option at the time of application.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;


(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-4


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-866-233-3223, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                           PAGE

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................2
Financial Statements.........................................................67


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).


                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.15%) (VARIABLE ACCOUNT CHARGES OF 1.15% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

American Century Variable        10.525732          11.756563             11.69%                62,053        2004
Portfolios, Inc. -                8.231800          10.525732             27.87%                21,322        2003
American Century VP Income       10.000000           8.231800            -17.68%                27,149        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

American Century Variable         9.837267          10.763398             9.41%                 24,037        2004
Portfolios, Inc. -                7.965593           9.837267             23.50%                 3,681        2003
American Century VP Ultra        10.000000           7.965593            -20.34%                20,383        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

American Century Variable        11.027630          12.463283             13.02%               129,405        2004
Portfolios, Inc. -                8.650683          11.027630             27.48%                38,324        2003
American Century VP Value        10.000000           8.650683            -13.49%                25,164        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Fidelity Variable                10.541627          11.584614             9.89%                 98,808        2004
Insurance Products Fund -         8.196128          10.541627             28.62%                31,947        2003
VIP Equity-Income                10.000000           8.196128            -18.04%                 5,085        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Fidelity Variable                 9.764143           9.953899             1.94%                 66,766        2004
Insurance Products Fund -         7.454945           9.764143             30.98%                35,482        2003
VIP Growth Portfolio:            10.000000           7.454945            -25.45%                10,092        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Fidelity Variable                10.955525          12.469773             13.82%               132,240        2004
Insurance Products                8.646375          10.955525             26.71%                60,835        2003
Fund II - VIP Contrafund(R)        10.000000           8.646375            -13.54%                25,529        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.883104          11.109557             2.08%                183,065        2004
Government Bond Fund:            10.781715          10.883104             0.94%                 98,862        2003
Class III - Q/NQ                 10.000000          10.781715             7.82%                 68,307        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          10.358800             3.59%                 19,100        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          10.575547             5.76%                  3,176        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          10.788731             7.89%                 42,257        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          11.007650             10.08%                40,763        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.000000          11.182797             11.83%                19,888        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap        9.810147          11.182648             13.99%                14,160        2004
Growth Fund: Class III -          7.076605           9.810147             38.63%                 7,804        2003
Q/NQ                             10.000000           7.076605            -29.23%                     0        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT Money          9.851627           9.778684           -0.74%               4,548,051        2004
Market Fund II - Q/NQ             9.948560           9.851627           -0.97%               3,470,441        2003
                                  9.994345           9.948560           -0.46%               4,085,164        2002
                                 10.000000           9.994345           -0.06%                 530,488        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT Gartmore GVIT               10.219517          11.095617            8.57%                   6,367        2004
Nationwide(R) Fund: Class           8.109700          10.219517           26.02%                   2,560        2003
III - Q/NQ                       10.000000           8.109700          -18.90%                   4,433        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth        9.528155          10.681737           12.11%                  37,044        2004
Fund: Class III - Q/NQ            7.188029           9.528155           32.56%                  24,419        2003
                                 10.000000           7.188029          -28.12%                       0        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT GVIT Small Cap Value        11.059299          12.831290           16.02%                  47,656        2004
Fund: Class III - Q/NQ            7.135827          11.059299           54.98%                  25,676        2003
                                 10.000000           7.135827          -28.64%                   2,986        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

GVIT GVIT Small Company          10.946885          12.883483           17.69%                  15,245        2004
Fund: Class III - Q/NQ            7.854705          10.946885           39.37%                  17,820        2003
                                 10.000000           7.854705          -21.45%                   4,672        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            5.665548           4.937786          -12.85%                 182,623        2004
Arktos Fund - Q/NQ                9.151251           5.665548          -38.09%                 186,582        2003
                                  6.916610           9.151251           32.31%                 175,961        2002
                                 10.000000           6.916610          -30.83%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           13.158620          14.924061           13.42%                  41,009        2004
Banking Fund - Q/NQ              10.104478          13.158620           30.23%                  73,221        2003
                                 10.302548          10.104478           -1.92%                  25,905        2002
                                 10.000000          10.302548            3.03%                   8,875        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           12.479977          14.906475           19.44%                 217,906        2004
Basic Materials Fund - Q/NQ       9.603806          12.479977           29.95%                 379,381        2003
                                 11.135186           9.603806          -13.75%                  10,189        2002
                                 10.000000          11.135186           11.35%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            8.678797           8.673278           -0.06%                  41,954        2004
Biotechnology Fund - Q/NQ         6.177872           8.678797           40.48%                 108,631        2003
                                 11.436499           6.177872          -45.98%                  19,412        2002
                                 10.000000          11.436499           14.36%                   1,266        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           11.886246          13.312717           12.00%                 107,024        2004
Consumer Products Fund -          9.867686          11.886246           20.46%                  59,697        2003
Q/NQ                             10.355991           9.867686           -4.72%                  29,763        2002
                                 10.000000          10.355991            3.56%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           12.155900           9.374996          -22.88%                 221,280        2004
Electronics Fund - Q/NQ           7.241171          12.155900           67.87%                 203,031        2003
                                 14.145323           7.241171          -48.81%                  10,979        2002
                                 10.000000          14.145323           41.45%                   1,725        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           10.722492          14.019810           30.75%                 226,754        2004
Energy Fund - Q/NQ                8.817860          10.722492           21.60%                 275,327        2003
                                 10.313664           8.817860          -14.50%                 101,152        2002
                                 10.000000          10.313664            3.14%                       0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -           11.811050          15.614496           32.20%                  77,398        2004
Energy Services Fund - Q/NQ      11.021212          11.811050            7.17%                 117,924        2003
                                 12.680697          11.021212          -13.09%                  24,076        2002
                                 10.000000          12.680697           26.81%                   1,613        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            11.204171          12.971124             15.77%              120,559        2004
Financial Services Fund -          8.791528          11.204171             27.44%               84,911        2003
Q/NQ                              10.475591           8.791528            -16.08%               19.453        2002
                                  10.000000          10.475591              4.76%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.818013          10.309163              5.00%              162,730        2004
Health Care Fund - Q/NQ            7.653601           9.818013             28.28%              120,475        2003
                                   9.839345           7.653601            -22.21%               32,347        2002
                                  10.000000           9.839345             -1.61%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.748252          14.601909             14.54%              112,822        2004
Internet Fund - Q/NQ               7.844840          12.748252             62.50%              135,414        2003
                                  14.006514           7.844840            -43.99%               13,965        2002
                                  10.000000          14.006514             40.07%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           8.785848            -12.14%               58,091        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           8.738896            -12.61%                7,757        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           8.498725            -15.01%                9,685        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.851634           8.699668            -11.69%              422,442        2004
Juno Fund - Q/NQ                  10.000000           9.851634             -1.48%              148,083        2003*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            11.075208          12.716325             14.82%              414,645        2004
Large-Cap Europe Fund -            7.830613          11.075208             41.43%              534,434        2003
Q/NQ                              11.057089           7.830613            -29.18%               50,746        2002
                                  10.000000          11.057089             10.57%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          10.346916              3.47%              209,570        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.692643          10.570918              9.06%              153,701        2004
Large-Cap Japan Fund - Q/NQ        7.125000           9.692643             36.04%              127,189        2003
                                   8.601313           7.125000            -17.16%               14,312        2002
                                  10.000000           8.601313            -13.99%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.162898             11.63%               73,398        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.134496          16.081745             22.44%              209,284        2004
Leisure Fund - Q/NQ                9.850335          13.134496             33.34%               66,917        2003
                                  11.690551           9.850335            -15.74%                7,431        2002
                                  10.000000          11.690551             16.91%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          10.782122              7.82%              183,294        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.892954          16.774277             20.74%              229,583        2004
Medius Fund - Q/NQ                 9.220137          13.892954             50.68%              232,424        2003
                                  12.344390           9.220137            -25.31%               47,753        2002
                                  10.000000          12.344390             23.44%                  488        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.172980          16.302944             23.76%            1,792,370        2004
Mekros Fund - Q/NQ                 8.111826          13.172980             62.39%            1,713,918        2003
                                  12.712705           8.111826            -36.19%              872,144        2002
                                  10.000000          12.712705             27.13%              590,486        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          10.769306              7.69%              122,462        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.432424             14.32%              271,249        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.840538          11.149791             13.30%              821,362        2004
Nova Fund - Q/NQ                  7.152002*           9.840538             37.59%              500,876        2003
                                  11.256940          7.152002*            -36.47%              113,589        2002
                                  10.000000          11.256940             12.57%                4,063        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.731438          12.680465              8.09%              754,362        2004
Fund - Q/NQ                        8.161230          11.731438             43.75%              160,597        2003
                                  13.502288           8.161230            -39.56%               26,362        2002
                                  10.000000          13.502288             35.02%                4,801        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            18.937535          16.058647            -15.20%              171,902        2004
Precious Metals Fund - Q/NQ       13.596420          18.937535             39.28%              175,559        2003
                                   9.447667          13.596420             43.91%              210,896        2002
                                  10.000000           9.447667             -5.52%                4,868        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            13.179686          16.877142             28.05%              226,442        2004
Real Estate Fund - Q/NQ           10.231690          13.179686             28.81%               48,888        2003
                                  10.467730          10.231690             -2.25%               29,915        2002
                                  10.000000          10.467730              4.68%                4,763        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.216001          13.290296              8.79%               87,884        2004
Retailing Fund - Q/NQ              9.135884          12.216001             33.71%               56,484        2003
                                  11.835742           9.135884            -22.81%                1,813        2002
                                  10.000000          11.835742             18.36%                    0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT         UNIT VALUE AT    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF       END OF PERIOD          VALUE          UNITS AT END OF
                                   PERIOD                                                     PERIOD

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.887358          10.820869              9.44%              267,788        2004
Sector Rotation Fund - Q/NQ        7.700099           9.887358             28.41%              202,112        2003
                                  10.000000           7.700099            -23.00%              148,681        2002*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.493338             14.93%              292,520        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000          11.713359             17.13%              298,042        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.805138          12.803422           -0.01%                163,790        2004
Technology Fund - Q/NQ             8.029639          12.805138           59.47%                110,277        2003
                                  13.340880           8.029639          -39.81%                 56,326        2002
                                  10.000000          13.340880           33.41%                  2,627        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             8.087695           9.008350           11.38%                132,835        2004
Telecommunications Fund -          6.120431           8.087695           32.14%                152,782        2003
Q/NQ                              10.248649           6.120431          -40.28%                 73,126        2002
                                  10.000000          10.248649            2.49%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.525916          11.007672           15.55%                121,328        2004
Titan 500 Fund - Q/NQ              6.219418           9.525916           53.16%               1,540330        2003
                                  11.652985           6.219418          -46.63%                 78,909        2002
                                  10.000000          11.652985           16.53%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            12.539029          15.244346           21.58%                187,324        2004
Transportation Fund - Q/NQ        10.525863          12.539029           19.13%                 35,062        2003
                                  12.056821          10.525863          -12.70%                 10,560        2002
                                  10.000000          12.056821           20.57%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -            11.074032          11.862222            7.12%                405,891        2004
U.S. Government Bond Fund         11.324252          11.074032           -2.21%                290,745        2003
- Q/NQ                             9.660145          11.324252           17.23%                100,664        2002
                                  10.000000           9.660145           -3.40%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             8.237587           7.311622          -11.24%                299,168        2004
Ursa Fund - Q/NQ                  10.914391           8.237587          -24.53%                135,326        2003
                                   9.076802          10.914391           20.24%                132,236        2002
                                  10.000000           9.076802           -9.23%                    625        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             7.688459           8.915836           15.96%                251,414        2004
Utilities Fund - Q/NQ              6.202486           7.688459           23.96%                391,502        2003
                                   9.341214           6.202486          -33.60%                223,472        2002
                                  10.000000           9.341214           -6.59%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------
---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

Rydex Variable Trust -             9.099366          10.272747           12.90%                999,207        2004
Velocity 100 Fund - Q/NQ           4.634022           9.099366           96.36%                310,980        2003
                                  15.353386           4.634022          -69.82%                133,785        2002
                                  10.000000          15.353386           53.53%                      0        2001*

---------------------------- ------------------- ------------------ ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.35%) (VARIABLE ACCOUNT CHARGES OF 1.35% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.490236           11.693221            11.47%               119,789        2004
Portfolios, Inc. -                 8.220643           10.490236            27.61%                63,147        2003
American Century VP Income        10.000000            8.220643           -17.79%                12,355        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.804072           10.705374            9.19%                 27,933        2004
Portfolios, Inc. -                 7.954791            9.804072            23.25%                22,197        2003
American Century VP Ultra         10.000000            7.954791           -20.45%                 9,449        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.990409           12.396088            12.79%                89,585        2004
Portfolios, Inc. -                 8.638958           10.990409            27.22%                45,763        2003
American Century VP Value         10.000000            8.638958           -13.61%                12,026        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.506054           11.522168            9.67%                116,095        2004
Insurance Products Fund -          8.185016           10.506054            28.36%                54,234        2003
VIP Equity-Income                 10.000000            8.185016           -18.15%                15,437        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.731195            9.900236            1.74%                 64,509        2004
Insurance Products Fund -          7.444830            9.731195            30.71%                41,983        2003
VIP Growth Portfolio:             10.000000            7.444830           -25.55%                 6,937        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.918562           12.402572            13.59%               143,498        2004
Insurance Products Fund -          8.634659           10.918562            26.45%                92,688        2003
VIP Contrafund(R) Portfolio:        10.000000            8.634659           -13.65%                26,379        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.846390           11.049676            1.87%                185,813        2004
Government Bond Fund:             10.767127           10.846390            0.74%                106,842        2003
Class III - Q/NQ                  10.000000           10.767127            7.67%                570,581        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.344939            3.45%                 19,368        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.561399            5.61%                 21,830        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.774297            7.74%                 48,548        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.992919            9.93%                 25,437        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.167839            11.68%                 7,819        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.777047           11.122366            13.76%                44,616        2004
Growth Fund: Class III -           7.067001            9.777047            38.35%                34,511        2003
Q/NQ                              10.000000            7.067001           -29.33%                 6,268        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.806904            9.714597          -0.94%               6,186,510        2004
Market Fund II - Q/NQ              9.923474            9.806904          -1.17%               5,183,177        2003
                                   9.989354            9.923474          -0.66%               2,269,581        2002
                                  10.000000            9.989354          -0.11%                 231,498        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.185045           11.035828           8.35%                  11,442        2004
Nationwide(R) Fund: Class            8.098696           10.185045          25.76%                  25,411        2003
III - Q/NQ                        10.000000            8.098696         -19.01%                  16,839        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.495987           10.624147          11.88%                  27,104        2004
Fund: Class III - Q/NQ             7.178264            9.495987          32.29%                  47,901        2003
                                  10.000000            7.178264         -28.22%                     842        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         11.022008           12.762155          15.79%                  45,006        2004
Fund: Class III - Q/NQ             7.126156           11.022008          54.67%                 113,780        2003
                                  10.000000            7.126156         -28.74%                   3,047        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.909960           12.814049          17.45%                  40,581        2004
Fund: Class III - Q/NQ             7.844055           10.909960          39.09%                  22,571        2003
                                  10.000000            7.844055         -21.56%                   1,862        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.639792            4.905391         -13.02%                 408,438        2004
Arktos Fund - Q/NQ                 9.128176            5.639792         -38.22%                 278,004        2003
                                   6.913138            9.128176          32.04%                 110,033        2002
                                  10.000000            6.913138         -30.87%                   3,558        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.098872           14.826254          13.19%                  96,589        2004
Banking Fund - Q/NQ               10.078963           13.098872          29.96%                  74,652        2003
                                  10.297402           10.078963          -2.12%                  20,951        2002
                                  10.000000           10.297402           2.97%                     110        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.423328           14.808820          19.20%                 230,758        2004
Basic Materials Fund - Q/NQ        9.579569           12.423328          29.69%                 159,525        2003
                                  11.129631            9.579569         -13.93%                  11,280        2002
                                  10.000000           11.129631          11.30%                      46        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.639374            8.616406          -0.27%                 232,673        2004
Biotechnology Fund - Q/NQ          6.162251            8.639374          40.20%                 108,757        2003
                                  11.430800            6.162251         -46.09%                  14,845        2002
                                  10.000000           11.430800          14.31%                   1,959        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.832304           13.225496          11.77%                 166,699        2004
Consumer Products Fund -           9.842795           11.832304          20.21%                  69,110        2003
Q/NQ                              10.350821            9.842795          -4.91%                  36,842        2002
                                  10.000000           10.350821           3.51%                     109        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.100711            9.313517         -23.03%                 159,303        2004
Electronics Fund - Q/NQ            7.222870           12.100711          67.53%                 198,495        2003
                                  14.138282            7.222870         -48.91%                  18,295        2002
                                  10.000000           14.138282          41.38%                   2,358        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.673781           13.927922          30.49%                 283,721        2004
Energy Fund - Q/NQ                 8.795586           10.673781          21.35%                  84,601        2003
                                  10.308511            8.795586         -14.68%                  13,687        2002
                                  10.000000           10.308511           3.09%                      62        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.757380           15.512130          31.94%                 201,196        2004
Energy Services Fund - Q/NQ       10.993402           11.757380           6.95%                  76,467        2003
                                  12.674381           10.993402         -13.26%                  17,983        2002
                                  10.000000           12.674381          26.74%                  31,791        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.153299           12.886120           15.54%                166,559        2004
Financial Services Fund -          8.769329           11.153299           27.19%                 91,891        2003
Q/NQ                              10.470367            8.769329          -16.25%                 21,474        2002
                                  10.000000           10.470367            4.70%                     62        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.773427           10.241595            4.79%                287,489        2004
Health Care Fund - Q/NQ            7.634271            9.773427           28.02%                138,714        2003
                                   9.834431            7.634271          -22.37%                 22,261        2002
                                  10.000000            9.834431           -1.66%                     23        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.690396           14.506240           14.31%                139,822        2004
Internet Fund - Q/NQ               7.825022           12.690396           62.18%                258,999        2003
                                  13.999557            7.825022          -44.11%                 20,372        2002
                                  10.000000           13.999557           40.00%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.774091          -12.26%                  78,097       2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.727199          -12.73%                   6,295       2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.487334          -15.13%                   6,601       2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.838326            8.670351          -11.87%                430,373        2004
Juno Fund - Q/NQ                  10.000000            9.838326           -1.62%                257,200        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.024908           12.632990           14.59%                430,933        2004
Large-Cap Europe Fund -            7.810833           11.024908           41.15%                117,704        2003
Q/NQ                              11.051567            7.810833          -29.32%                 23,327        2002
                                  10.000000           11.051567           10.52%                  3,473        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.333074            3.33%                248,337        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.648629           10.501638            8.84%                212,858        2004
Large-Cap Japan Fund - Q/NQ        7.106997            9.648629           35.76%                 84,813        2003
                                   8.597002            7.106997          -17.33%                 56,537        2002
                                  10.000000            8.597002          -14.03%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.147972           11.48%                219,601        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.074864           15.976362           22.19%                127,959        2004
Leisure Fund - Q/NQ                9.825471           13.074864           33.07%                 44,463        2003
                                  11.684721            9.825471          -15.91%                 14,477        2002
                                  10.000000           11.684721           16.85%                      3        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.767686            7.68%                286,920        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.829879           16.664353           20.50%                211,673        2004
Medius Fund - Q/NQ                 9.196845           13.829879           50.38%                207,147        2003
                                  12.338242            9.196845          -25.46%                 75,895        2002
                                  10.000000           12.338242           23.38%                  4,619        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.113200           16.196139           23.51%              1,076,517        2004
Mekros Fund - Q/NQ                 8.091323           13.113200           62.06%              1,692,379        2003
                                  12.706376            8.091323          -36.32%                 82,923        2002
                                  10.000000           12.706376           27.06%                 39,436        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.754884            7.55%                124,527        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.417124           14.17%                377,461        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.795845           11.076721           13.08%              1,582,505        2004
Nova Fund - Q/NQ                   7.133928            9.795845           37.31%              1,211,382        2003
                                  11.251326            7.133928          -36.59%                105,484        2002
                                  10.000000           11.251326           12.51%                 20,128        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.678194           12.597379            7.87%              1,225,308        2004
Fund - Q/NQ                        8.140617           11.678194           43.46%                208,389        2003
                                  13.495576            8.140617          -39.68%                 66,403        2002
                                  10.000000           13.495516           34.96%                  3,441        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.851653           15.953442          -15.37%                127,412        2004
Precious Metals Fund - Q/NQ       13.562180           18.851653           39.00%                137,158        2003
                                   9.442946           13.562180           43.62%                 62,727        2002
                                  10.000000            9.442946           -5.57%                      9        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.119871           16.766570           27.80%                180,766        2004
Real Estate Fund - Q/NQ           10.205876           13.119871           28.55%                 30,988        2003
                                  10.462506           10.205876           -2.45%                 28,854        2002
                                  10.000000           10.462506            4.63%                     58        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.160556           13.203201            8.57%                 39,755        2004
Retailing Fund - Q/NQ              9.112820           12.160556           33.44%                 46,713        2003
                                  11.829843            9.112820          -22.97%                  7,703        2002
                                  10.000000           11.829843           18.30%                 37,537        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.854009           10.762550            9.22%                210,233        2004
Sector Rotation Fund - Q/NQ        7.689657            9.854009           28.15%                261,177        2003
                                  10.000000            7.689657          -23.10%                 61,431        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.477962           14.78%                223,320        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.697682           16.98%                640,274        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.747012           12.719528           -0.22%                261,565        2004
Technology Fund - Q/NQ             8.009358           12.747012           59.15%                191,061        2003
                                  13.334237            8.009358          -39.93%                 35,379        2002
                                  10.000000           13.334237           33.34%                  1,644        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.050968            8.949312           11.16%                101,099        2004
Telecommunications Fund -          6.104956            8.050968           31.88%                185,212        2003
Q/NQ                              10.243535            6.104956          -40.40%                 30,297        2002
                                  10.000000           10.243535            2.44%                     58        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.482628           10.935494           15.32%                376,067        2004
Titan 500 Fund - Q/NQ              6.203679            9.482628           52.85%                220,511        2003
                                  11.647173            6.203679          -46.74%                102,052        2002
                                  10.000000           11.647173           16.47%                    171        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.482094           15.144445           21.33%                224,385        2004
Transportation Fund - Q/NQ        10.499290           12.482094           18.89%                 18,724        2003
                                  12.050818           10.499290          -12.87%                 19,938        2002
                                  10.000000           12.050818           20.51%                     27        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.023758           11.784477            6.90%                513,258        2004
U.S. Government Bond Fund         11.295698           11.023758           -2.41%                232,041        2003
- Q/NQ                             9.655322           11.295698           16.99%                598,951        2002
                                  10.000000            9.655322           -3.45%                 13,049        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.200178            7.263682          -11.42%                177,971        2004
Ursa Fund - Q/NQ                  10.886885            8.200178          -24.68%                125,910        2003
                                   9.072262           10.886885           20.00%                 53,355        2002
                                  10.000000            9.072262           -9.28%                  5,865        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.653545            8.857404           15.73%                286,267        2004
Utilities Fund - Q/NQ              6.186818            7.653545           23.71%                123,683        2003
                                   9.336544            6.186818          -33.74%                 44,796        2002
                                  10.000000            9.336544           -6.63%                  1,745        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.058013           10.205381           12.67%                634,063        2004
Velocity 100 Fund - Q/NQ           4.622278            9.058013           95.96%                404,276        2003
                                  15.345752            4.622278          -69.88%                167,138        2002
                                  10.000000           15.345752           53.46%                     46        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.40%) (VARIABLE ACCOUNT CHARGES OF 1.40% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.481357           11.677404            11.41%                36,036        2004
Portfolios, Inc. -                 8.217849           10.481357            27.54%                13,797        2003
American Century VP Income        10.000000            8.217849           -17.82%                     0        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.795781           10.690907             9.14%                11,261        2004
Portfolios, Inc. -                 7.952087            9.795781            23.19%                 3,517        2003
American Century VP Ultra         10.000000            7.952087           -20.48%                    56        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.981117           12.379346            12.73%                64,470        2004
Portfolios, Inc. -                 8.636024           10.981117            27.15%                18.988        2003
American Century VP Value         10.000000            8.636024           -13.64%                 2,250        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.497178           11.506601             9.62%                59,683        2004
Insurance Products Fund -          8.182238           10.497178            28.29%                16,208        2003
VIP Equity-Income                 10.000000            8.182238           -18.18%                20,828        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.722961            9.886835            1.69%                 32,019        2004
Insurance Products Fund -          7.442306            9.722961            30.64%                10,079        2003
VIP Growth Portfolio:             10.000000            7.442306           -25.58%                   107        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.909334           12.385804            13.53%                46,937        2004
Insurance Products Fund II         8.631732           10.909334            26.39%                 9,759        2003
- VIP Contrafund(R)                 10.000000            8.631732           -13.68%                20,160        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.837227           11.034751            1.82%                 26,671        2004
Government Bond Fund:             10.763487           10.837227            0.69%                 31,943        2003
Class III - Q/NQ                  10.000000           10.763487            7.63%                 36,085        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.341471            3.41%                 32,589        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.557857            5.58%                    304        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.770689            7.71%                479,235        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.989245            9.89%                 31,158        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.164091            11.64%                   790        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.768775           11.107325            13.70%                16,499        2004
Growth Fund: Class III -           7.064601            9.768775            38.28%                13,889        2003
Q/NQ                              10.000000            7.064601           -29.35%                     0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.795741            9.698622           -0.99%              1,409,283        2004
Market Fund II - Q/NQ              9.917205            9.795741           -1.22%              1,589,846        2003
                                   9.988107            6.917205           -0.71%                301,488        2002
                                  10.000000            9.988107           -0.12%                  1,107        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.176436           11.020901            8.30%                 11,730        2004
Nationwide(R) Fund: Class            8.095962           10.176436           25.70%                  9,649        2003
III - Q/NQ                        10.000000            8.095962          -19.04%                 24,403        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.487974           10.609803           11.82%                 12,839        2004
Fund: Class III - Q/NQ             7.175830            9.487974           32.22%                 10,361        2003
                                  10.000000            7.175830          -28.24%                    987        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         11.012673           12.744886           15.73%                 20,894        2004
Fund: Class III - Q/NQ             7.123734           11.012673           54.59%                 17,297        2003
                                  10.000000            7.123734          -28.76%                    129        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.900731           12.796737           17.39%                 16,750        2004
Fund: Class III - Q/NQ             7.841391           10.900731           39.02%                  9,057        2003
                                  10.000000            7.841391          -21.59%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.633359            4.897315          -13.07%                 99,450        2004
Arktos Fund - Q/NQ                 9.122408            5.633359          -38.25%                 27,660        2003
                                   6.912265            9.122408           31.97%                 38,503        2002
                                  10.000000            6.912265          -30.88%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.083977           14.801882           13.13%                 24,304        2004
Banking Fund - Q/NQ               10.072604           13.083977           29.90%                 16,666        2003
                                  10.296117           10.072604           -2.17%                 20,563        2002
                                  10.000000           10.296117            2.96%                    103        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.409182           14.784459           19.14%                106,404        2004
Basic Materials Fund - Q/NQ        9.573510           12.409182           29.62%                117,438        2003
                                  11.128236            9.573510          -13.97%                    879        2002
                                  10.000000           11.128236           11.28%                    146        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.629500            8.602193           -0.32%                 37,708        2004
Biotechnology Fund - Q/NQ          6.158334            8.629500           40.13%                 76,684        2003
                                  11.429374            6.158334          -46.12%                 12,386        2002
                                  10.000000           11.429374           14.29%                    134        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.818825           13.203747           11.72%                 13,966        2004
Consumer Products Fund -           9.836568           11.818825           20.15%                 32,889        2003
Q/NQ                              10.349527            9.836568           -4.96%                 24,611        2002
                                  10.000000           10.349527            3.50%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.086944            9.298209          -23.07%                 62,774        2004
Electronics Fund - Q/NQ            7.218298           12.086944           67.45%                126,783        2003
                                  14.136521            7.218298          -48.94%                    915        2002
                                  10.000000           14.136521           41.37%                     99        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.661638           13.905036           30.42%                154,526        2004
Energy Fund - Q/NQ                 8.790027           10.661638           21.29%                 72,184        2003
                                  10.307222            8.790027          -14.72%                 33,784        2002
                                  10.000000           10.307222            3.07%                    382        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.743994           15.486609           31.87%                118,065        2004
Energy Services Fund - Q/NQ       10.986447           11.743994            6.90%                  4,448        2003
                                  12.672797           10.986447          -13.31%                 21,641        2002
                                  10.000000           12.672797           26.73%                     73        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.140594           12.864919           15.48%                 19,701        2004
Financial Services Fund -          8.763790           11.140594           27.12%                 32,858        2003
Q/NQ                              10.469059            8.763790          -16.29%                  4,512        2002
                                  10.000000           10.469059            4.69%                    204        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.762304           10.224749            4.74%                 63,387        2004
Health Care Fund - Q/NQ            7.629437            9.762304           27.96%                 36,857        2003
                                   9.833204            7.629437          -22.41%                 55,318        2002
                                  10.000000            9.833204           -1.67%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.675955           14.482407           14.25%                 27,902        2004
Internet Fund - Q/NQ               7.820065           12.675955           62.10%                100,582        2003
                                  13.997818            7.820065          -44.13%                  1,727        2002
                                  10.000000           13.997818           39.98%                     47        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.771152          -12.29%                   796         2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.724281          -12.76%                 1,290         2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.484496          -15.16%                 1,148         2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.835000            8.663023          -11.92%                231,356        2004
Juno Fund - Q/NQ                  10.000000            9.835000           -1.65%                138,807        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.012347           12.612206           14.53%                116,212        2004
Large-Cap Europe Fund -            7.805890           11.012347           41.08%                 70,777        2003
Q/NQ                              11.050187            7.805890          -29.36%                 23,657        2002
                                  10.000000           11.050187           10.50%                    355        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.329601            3.30%                 32,394        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.637631           10.484359            8.79%                 72,226        2004
Large-Cap Japan Fund - Q/NQ        7.102492            9.637631           35.69%                 55,367        2003
                                   8.595925            7.102492          -17.37%                      0        2002
                                  10.000000            8.595925          -14.04%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.144227           11.44%                 21,443        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.059984           15.950092           22.13%                 36,298        2004
Leisure Fund - Q/NQ                9.819263           13.059984           33.00%                 26,722        2003
                                  11.683260            9.819263          -15.95%                 21,389        2002
                                  10.000000           11.683260           16.83%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.764078            7.64%                 20,433        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.814118           16.636932           20.43%                 89,676        2004
Medius Fund - Q/NQ                 9.191018           13.814118           50.30%                107,297        2003
                                  12.336701            9.191018          -25.50%                 25,775        2002
                                  10.000000           12.336701           23.37%                    230        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.098260           16.169493           23.45%                193,998        2004
Mekros Fund - Q/NQ                 8.086203           13.098260           61.98%                252,326        2003
                                  12.704790            8.086203          -36.35%                 35,177        2002
                                  10.000000           12.704790           27.05%                    148        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.751283            7.51%                 63,479        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.413296           14.13%                 17,586        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.784672           11.058472           13.02%                241,000        2004
Nova Fund - Q/NQ                   7.129405            9.784672           37.24%                172,079        2003
                                  11.249920            7.129405          -36.63%                 41,107        2002
                                  10.000000           11.249920           12.50%                    637        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.664891           12.576668            7.82%                248,258        2004
Fund - Q/NQ                        8.135461           11.664891           43.38%                 97,849        2003
                                  13.493894            8.135461          -39.71%                 58,665        2002
                                  10.000000           13.493894           34.94%                    185        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.830171           15.927174          -15.42%                 74,661        2004
Precious Metals Fund - Q/NQ       13.553595           18.830171           38.93%                 68,771        2003
                                   9.441757           13.553595           43.55%                 39,963        2002
                                  10.000000            9.441757           -5.58%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.104931           16.739006           27.73%                 74,450        2004
Real Estate Fund - Q/NQ           10.199423           13.104931           28.49%                 45,967        2003
                                  10.461197           10.199423           -2.50%                 18,012        2002
                                  10.000000           10.461197            4.61%                    441        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.146683           13.181461            8.52%                  7,468        2004
Retailing Fund - Q/NQ              9.107043           12.146683           33.38%                  9,938        2003
                                  11.828361            9.107043          -23.01%                      0        2002
                                  10.000000           11.828361           18.28%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.845664           10.747989            9.16%                 66,176        2004
Sector Rotation Fund - Q/NQ        7.687040            9.845664           28.08%                172,140        2003
                                  10.000000            7.687040          -23.13%                 88,470        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.474115           14.74%                 84,675        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.693769           16.94%                 74,940        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.732525           12.698629           -0.27%                 32,746        2004
Technology Fund - Q/NQ             8.004295           12.732525           59.07%                111,757        2003
                                  13.332580            8.004295          -39.96%                  9,301        2002
                                  10.000000           13.332580           33.33%                     75        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.041798            8.934579           11.10%                 20,945        2004
Telecommunications Fund -          6.101085            8.041798           31.81%                 63,398        2003
Q/NQ                              10.242254            6.101085          -40.43%                  4,903        2002
                                  10.000000           10.242254            2.42%                     81        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.471835           10.917510           15.26%                124,734        2004
Titan 500 Fund - Q/NQ              6.199750            9.471835           52.78%                 92,956        2003
                                  11.645722            6.199750          -46.76%                 21,075        2002
                                  10.000000           11.645722           16.46%                     59        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.467876           15.119525           21.27%                 97,413        2004
Transportation Fund - Q/NQ        10.492650           12.467876           18.82%                  5,151        2003
                                  12.049309           10.492650          -12.92%                    335        2002
                                  10.000000           12.049309           20.49%                    134        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.011208           11.765096            6.85%                 57,735        2004
U.S. Government Bond Fund         11.288560           11.011208           -2.46%                 77,916        2003
- Q/NQ                             9.654115           11.288560           16.93%                  8,951        2002
                                  10.000000            9.654115           -3.46%                    379        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.190847            7.251739          -11.47%                165,665        2004
Ursa Fund - Q/NQ                  10.880010            8.190847          -24.72%                 26,952        2003
                                   9.071127           10.880010           19.94%                 30,712        2002
                                  10.000000            9.071127           -9.29%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.644829            8.842834           15.67%                142,577        2004
Utilities Fund - Q/NQ              6.182900            7.644829           23.64%                 31,691        2003
                                   9.335363            6.182900          -33.77%                 43,638        2002
                                  10.000000            9.335363           -6.65%                    597        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.047692           10.188585           12.61%                200,237        2004
Velocity 100 Fund - Q/NQ           4.619342            9.047692           95.87%                 34,301        2003
                                  15.343843            4.619342          -69.89%                  7.569        2002
                                  10.000000           15.343843           53.44%                     68        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.50%) (VARIABLE ACCOUNT CHARGES OF 1.50% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.463627           11.645836            11.30%                     0        2004
Portfolios, Inc. -                 8.212268           10.463627            27.41%                     0        2003
American Century VP Income        10.000000            8.212268           -17.88%                     0        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.779199           10.661990            9.03%                      0        2004
Portfolios, Inc. -                 7.946683            9.779199            23.06%                     0        2003
American Century VP Ultra         10.000000            7.946683           -20.53%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.962557           12.345888            12.62%                     0        2004
Portfolios, Inc. -                 8.630165           10.962557            27.03%                     0        2003
American Century VP Value         10.000000            8.630165           -13.70%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.479405           11.475473            9.51%                      0        2004
Insurance Products Fund -          8.176670           10.479405            28.16%                     0        2003
VIP Equity-Income                 10.000000            8.176670           -18.23%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.706518            9.860108            1.58%                      0        2004
Insurance Products Fund -          7.437248            9.706518            30.51%                     0        2003
VIP Growth Portfolio:             10.000000            7.437248           -25.63%                     0        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.890895           12.352336            13.42%                     0        2004
Insurance Products Fund II         8.625875           10.890895            26.26%                     0        2003
- VIP Contrafund(R)                 10.000000            8.625875           -13.74%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.818887           11.004901            1.72%                      0        2004
Government Bond Fund:             10.756179           10.818887            0.58%                  2,414        2003
Class III - Q/NQ                  10.000000           10.756179            7.56%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.334533            3.35%                      0        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.550782            5.51%                      0        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.763456            7.63%                      0        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.981866            9.82%                      0        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.156613            11.57%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.752227           11.077258            13.59%                     0        2004
Growth Fund: Class III -           7.059784            9.752227            38.14%                     0        2003
Q/NQ                              10.000000            7.059784           -29.40%                     0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.773432            9.666720           -1.09%                365,612        2004
Market Fund II - Q/NQ              9.904667            9.773432           -1.32%                177,779        2003
                                   9.985608            9.904667           -0.81%                      0        2002
                                  10.000000            9.985608           -0.14%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.159217           10.991095            8.19%                      0        2004
Nationwide(R) Fund: Class            8.090454           10.159217           25.57%                      0        2003
III - Q/NQ                        10.000000            8.090454          -19.10%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.471917           10.581098           11.71%                      0        2004
Fund: Class III - Q/NQ             7.170946            9.471917           32.09%                      0        2003
                                  10.000000            7.170946          -28.29%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         10.994052           12.710435           15.61%                      0        2004
Fund:  Class III - Q/NQ            7.118886           10.994052           54.44%                      0        2003
                                  10.000000            7.118886          -28.81%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.882301           12.762157           17.27%                      0        2004
Fund: Class III - Q/NQ             7.836066           10.882301           38.87%                      0        2003
                                  10.000000            7.836066          -21.64%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.620519            4.881186          -13.15%                      0        2004
Arktos Fund - Q/NQ                 9.110879            5.620519          -38.31%                      0        2003
                                   6.910527            9.110879           31.84%                      0        2002
                                  10.000000            6.910527          -30.89%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.054177           14.753190           13.02%                150,544        2004
Banking Fund - Q/NQ               10.059853           13.054177           29.77%                162,184        2003
                                  10.293538           10.059853           -2.27%                      0        2002
                                  10.000000           10.293538            2.94%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.380915           14.735836           19.02%                327,201        2004
Basic Materials Fund - Q/NQ        9.561386           12.380915           29.49%                 45,868        2003
                                  11.125458            9.561386          -14.06%                      0        2002
                                  10.000000           11.125458           11.25%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.609838            8.573891           -0.42%                  1,305        2004
Biotechnology Fund - Q/NQ          6.150531            8.609838           39.99%                 87,074        2003
                                  11.426523           36.150531          -46.17%                      0        2002
                                  10.000000           11.426523           14.27%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.791926           13.160324           11.60%                164,964        2004
Consumer Products Fund -           9.824126           11.791926           20.03%                 49,558        2003
Q/NQ                              10.346940            9.824126           -5.05%                      0        2002
                                  10.000000           10.346940            3.47%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.059402            9.267606          -23.15%                    549        2004
Electronics Fund - Q/NQ            7.209149           12.059402           67.28%                 24.394        2003
                                  14.132999            7.209149          -48.99%                      0        2002
                                  10.000000           14.132999           41.33%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.637342           13.859294           30.29%                342,554        2004
Energy Fund - Q/NQ                 8.778907           10.637342           21.17%                157,937        2003
                                  10.304649            8.778907          -14.81%                      0        2002
                                  10.000000           10.304649            3.05%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.717231           15.435656           31.73%                  5,480        2004
Energy Services Fund - Q/NQ       10.972559           11.717231            6.79%                      0        2003
                                  12.669637           10.972559          -13.39%                      0        2002
                                  10.000000           12.669637           26.70%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.115233           12.822613           15.36%                401,974        2004
Financial Services Fund -          8.752690           11.115233           26.99%                 63,518        2003
Q/NQ                              10.466442            8.752690          -16.37%                      0        2002
                                  10.000000           10.466442            4.66%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.740061           10.191097            4.63%                198,703        2004
Health Care Fund - Q/NQ            7.619776            9.740061           27.83%                141,158        2003
                                   9.830744            7.619776          -22.49%                      0        2002
                                  10.000000            9.830744           -1.69%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.647105           14.434804           14.14%                353,649        2004
Internet Fund - Q/NQ               7.810164           12.647105           61.93%                116,769        2003
                                  13.994330            7.810164          -44.19%                      0        2002
                                  10.000000           13.994330           39.94%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.765261          -12.35%                      0        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.718421          -12.82%                      0        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.478793          -15.21%                      0        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.828338            8.648372          -12.01%                      0        2004
Juno Fund - Q/NQ                  10.000000            9.828338           -1.72%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.987289           12.570775           14.41%                131,514        2004
Large-Cap Europe Fund -            7.796011           10.987289           40.93%                 76,006        2003
Q/NQ                              11.047424            7.796011          -29.43%                      0        2002
                                  10.000000           11.047424           10.47%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.322664            3.23%                      0        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.615687           10.449875            8.68%                      0        2004
Large-Cap Japan Fund - Q/NQ        7.093492            9.615687           35.56%                      0        2003
                                   8.593761            7.093492          -17.46%                      0        2002
                                  10.000000            8.593761          -14.06%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.136759           11.37%                      0        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.030255           15.897651           22.01%                240,560        2004
Leisure Fund - Q/NQ                9.806841           13.030255           32.87%                131,537        2003
                                  11.680342            9.806841          -16.04%                      0        2002
                                  10.000000           11.680342           16.80%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.756857            7.57%                      0        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.782692           16.582268           20.31%                 72,660        2004
Medius Fund - Q/NQ                 9.179388           13.782692           50.15%                 50,991        2003
                                  12.333627            9.179388          -25.57%                      0        2002
                                  10.000000           12.333627           23.34%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.068448           16.116349           23.32%                      0        2004
Mekros Fund - Q/NQ                 8.075961           13.068448           61.82%                 53,898        2003
                                  12.701624            8.075961          -36.42%                      0        2002
                                  10.000000           12.701624           27.02%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.744070            7.44%                      0        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.405646           14.06%                      0        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.762385           11.022102           12.90%                216,288        2004
Nova Fund - Q/NQ                   7.120377            9.762385           37.10%                    307        2003
                                  11.247111            7.120377          -36.69%                      0        2002
                                  10.000000           11.247111           12.47%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.683323           12.535295            7.71%                242,284        2004
Fund - Q/NQ                        8.125156           11.638323           43.24%                      0        2003
                                  13.490531            8.125156          -39.77%                      0        2002
                                  10.000000           13.490531           34.91%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.787311           15.874784          -15.50%                120,791        2004
Precious Metals Fund - Q/NQ       13.536463           18.787311           38.79%                 59,060        2003
                                   9.439387           13.536463           43.40%                      0        2002
                                  10.000000            9.439387           -5.61%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.075125           16.683997           27.60%                      0        2004
Real Estate Fund - Q/NQ           10.186534           13.075125           28.36%                      0        2003
                                  10.458583           10.186534           -2.60%                      0        2002
                                  10.000000           10.458583            4.59%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.119022           13.138110            8.41%                179,354        2004
Retailing Fund - Q/NQ              9.095514           12.119022           33.24%                 57.895        2003
                                  11.825413            9.095514          -23.09%                      0        2002
                                  10.000000           11.825413           18.25%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.829012           10.718925            9.05%                      0        2004
Sector Rotation Fund - Q/NQ        7.681816            9.829012           27.95%                      0        2003
                                  10.000000            7.681816          -23.18%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.466420           14.66%                      0        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.685931           16.86%                    985        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.703496           12.656825           -0.37%                 33,570        2004
Technology Fund - Q/NQ             7.994144           12.703496           58.91%                120,983        2003
                                  13.329249            7.994144          -40.03%                      0        2002
                                  10.000000           13.329249           33.29%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.023460            8.905179           10.99%                482,095        2004
Telecommunications Fund -          6.093347            8.023460           31.68%                 71,649        2003
Q/NQ                              10.239695            6.093347          -40.49%                      0        2002
                                  10.000000           10.239695            2.40%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.450242           10.881586           15.15%                      0        2004
Titan 500 Fund - Q/NQ              6.191892            9.450242           52.62%                      0        2003
                                  11.642814            6.191892          -46.82%                      0        2002
                                  10.000000           11.642814           16.43%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.439478           15.069792           21.14%                344,619        2004
Transportation Fund - Q/NQ        10.479367           12.439478           18.70%                 46,398        2003
                                  12.046298           10.479367          -13.01%                      0        2002
                                  10.000000           12.046298           20.46%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.986137           11.726403            6.74%                 93,643        2004
U.S. Government Bond Fund         11.274291           10.986137           -2.56%                 25,384        2003
- Q/NQ                             9.651700           11.274291           16.81%                      0        2002
                                  10.000000            9.651700           -3.48%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.172183            7.227878          -11.56%                      0        2004
Ursa Fund - Q/NQ                  10.866265            8.172183          -24.79%                  2,281        2003
                                   9.068856           10.866265           19.82%                      0        2002
                                  10.000000            9.068856           -9.31%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.627416            8.813757           15.55%                 10,626        2004
Utilities Fund - Q/NQ              6.175076            7.627416           23.52%                122,779        2003
                                   9.333028            6.175076          -33.84%                      0        2002
                                  10.000000            9.333028           -6.67%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.027057           10.155044           12.50%                      0        2004
Velocity 100 Fund - Q/NQ           4.613467            9.027057           95.67%                  5,508        2003
                                  15.340014            4.613467          -69.93%                      0        2002
                                  10.000000           15.340014           53.40%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.55%) (VARIABLE ACCOUNT CHARGES OF 1.55% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT     ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.454767           11.630078            11.24%                15,413        2004
Portfolios, Inc. -                 8.209474           10.454767            27.35%                   346        2003
American Century VP Income        10.000000            8.209474           -17.91%                   346        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.770922           10.647562            8.97%                    144        2004
Portfolios, Inc. -                 7.943981            9.770922            23.00%                   144        2003
American Century VP Ultra         10.000000            7.943981           -20.56%                   335        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.953270           12.329169            12.56%                26,594        2004
Portfolios, Inc. -                 8.627225           10.953270            26.96%                   963        2003
American Century VP Value         10.000000            8.627225           -13.73%                   526        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.470554           11.459962            9.45%                 39,996        2004
Insurance Products Fund -          8.173906           10.470554            28.10%                 2,921        2003
VIP Equity-Income                 10.000000            8.173906           -18.26%                   605        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.698295            9.846755              1.53%                3,039        2004
Insurance Products Fund -          7.434713            9.698295             30.45%                  263        2003
VIP Growth Portfolio:             10.000000            7.434713            -25.65%                  318        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.881661           12.335599            13.36%                44,880        2004
Insurance Products Fund II         8.622938           10.881661            26.19%                 1,688        2003
- VIP Contrafund(R)                 10.000000            8.622938           -13.77%                 1,115        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.809719           10.989993            1.67%                  8,334        2004
Government Bond Fund:             10.752539           10.809719            0.53%                  8,437        2003
Class III - Q/NQ                  10.000000           10.752539            7.53%                  5,779        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.331068            3.31%                 14,052        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.547246            5.47%                  7,025        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.759854            7.60%                 42,404        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.978183            9.78%                 50,693        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.152867            11.53%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.743982           11.062289            13.53%                 6,540        2004
Growth Fund: Class III -           7.057394            9.743982            38.07%                 6,647        2003
Q/NQ                              10.000000            7.057394           -29.43%                   265        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.762293            9.650801           -1.14%                876,212        2004
Market Fund II - Q/NQ              9.898400            9.762293           -1.38%                340,827        2003
                                   9.984357            9.898400           -0.86%                 91,107        2002
                                  10.000000            9.984357           -0.16%                 12,133        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.150606           10.976217            8.13%                  7,157        2004
Nationwide(R) Fund: Class            8.087698           10.150606           25.51%                  1,095        2003
III - Q/NQ                        10.000000            8.087698          -19.12%                    669        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.463885           10.566771           11.65%                    311        2004
Fund: Class III - Q/NQ             7.168508            9.463885           32.02%                    634        2003
                                  10.000000            7.168508          -28.31%                    608        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         10.984744           12.693227           15.55%                  4,588        2004
Fund: Class III - Q/NQ             7.116463           10.984744           54.36%                  2,335        2003
                                  10.000000            7.116463          -28.84%                    288        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.873089           12.744888           17.21%                      0        2004
Fund: Class III - Q/NQ             7.833403           10.873089           38.80%                      0        2003
                                  10.000000            7.833403          -21.67%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.614098            4.873137          -13.20%                 12,648        2004
Arktos Fund - Q/NQ                 9.105111            5.614098          -38.34%                    330        2003
                                   6.909657            9.105111           31.77%                  5,907        2002
                                  10.000000            6.909657          -30.90%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.039295           14.728905           12.96%                  9,397        2004
Banking Fund - Q/NQ               10.053482           13.039295           29.70%                  2,074        2003
                                  10.292246           10.053482           -2.32%                  1,051        2002
                                  10.000000           10.292246            2.92%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.366804           14.711572           18.96%                 16,132        2004
Basic Materials Fund - Q/NQ        9.555333           12.366804           29.42%                 36,407        2003
                                  11.124064            9.555333          -14.10%                    514        2002
                                  10.000000           11.124064           11.24%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.600026            8.559762           -0.47%                 20,005        2004
Biotechnology Fund - Q/NQ          6.146627            8.600026           39.91%                  7,984        2003
                                  11.425095            6.146627          -46.20%                  1,002        2002
                                  10.000000           11.425095           14.25%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.778482           13.138652           11.55%                 11,709        2004
Consumer Products Fund -           9.817906           11.778482           19.97%                    696        2003
Q/NQ                              10.345639            9.817906           -5.10%                  1,780        2002
                                  10.000000           10.345639            3.46%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.045668            9.252331          -23.19%                 16,497        2004
Electronics Fund - Q/NQ            7.204575           12.045668           67.19%                 16,601        2003
                                  14.131235            7.204575          -49.02%                    978        2002
                                  10.000000           14.131235           41.31%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.625204           13.836471           30.22%                 41,527        2004
Energy Fund - Q/NQ                 8.773337           10.625204           21.11%                 30,258        2003
                                  10.303352            8.773337          -14.85%                  1,954        2002
                                  10.000000           10.303352            3.03%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.703867           15.410229           31.67%                 10,997        2004
Energy Services Fund - Q/NQ       10.965608           11.703867            6.73%                 26,835        2003
                                  12.668054           10.965608          -13.44%                  1,999        2002
                                  10.000000           12.668054           26.68%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.102549           12.801486           15.30%                  7,311        2004
Financial Services Fund -          8.747144           11.102549           26.93%                  3,901        2003
Q/NQ                              10.465129            8.747144          -16.42%                    784        2002
                                  10.000000           10.465129            4.65%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.728963           10.174316            4.58%                 15,370        2004
Health Care Fund - Q/NQ            7.614944            9.728963           27.76%                  1,620        2003
                                   9.829514            7.614944          -22.53%                    384        2002
                                  10.000000            9.829514           -1.70%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.632682           14.411024           14.08%                 11,796        2004
Internet Fund - Q/NQ               7.805210           12.632682           61.85%                 10,809        2003
                                  13.992583            7.805210          -44.22%                    544        2002
                                  10.000000           13.992583           39.93%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.762318          -12.38%                      0        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.715499          -12.85%                      0        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.475948          -15.24%                  1,570        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.825009            8.641047          -12.05%                 26,160        2004
Juno Fund - Q/NQ                  10.000000            9.825009           -1.75%                 11,785        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.974739           12.550037           14.35%                 57,095        2004
Large-Cap Europe Fund -            7.791057           10.974739           40.86%                 43,750        2003
Q/NQ                              11.046037            7.791057          -29.47%                    172        2002
                                  10.000000           11.046037           10.46%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.319206            3.19%                 37,528        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.604686           10.432632            8.62%                 31,746        2004
Large-Cap Japan Fund - Q/NQ        7.088981            9.604686           35.49%                  6,117        2003
                                   8.592677            7.088981          -17.50%                      0        2002
                                  10.000000            8.592677          -14.07%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.133024           11.33%                 39,535        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.015399           15.871467           21.94%                 10,506        2004
Leisure Fund - Q/NQ                9.800624           13.015399           32.80%                  2,242        2003
                                  11.678880            9.800624          -16.08%                  2,144        2002
                                  10.000000           11.678880           16.79%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.753252            7.53%                 29,111        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.766965           16.554938           20.25%                 40,795        2004
Medius Fund - Q/NQ                 9.173572           13.766965           50.07%                 18,426        2003
                                  12.332082            9.173572          -25.61%                  1,332        2002
                                  10.000000           12.332082           23.32%                  2,334        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.053530           16.089786           23.26%                211,823        2004
Mekros Fund - Q/NQ                 8.070831           13.053530           61.74%                348,827        2003
                                  12.700033            8.070831          -36.45%                  9,597        2002
                                  10.000000           12.700033           27.00%                  2,216        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.740463            7.40%                 42,330        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.401813           14.02%                 18,225        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.751261           11.003953           12.85%                231,688        2004
Nova Fund - Q/NQ                   7.115866            9.751261           37.04%                 78,186        2003
                                  11.245705            7.115866          -36.72%                 38,518        2002
                                  10.000000           11.245705           12.46%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.625059           12.514657            7.65%                245,224        2004
Fund - Q/NQ                        8.120008           11.625059           43.17%                 58,352        2003
                                  13.488843            8.120008          -39.80%                 29,226        2002
                                  10.000000           13.488843           34.87%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.765912           15.848656          -15.55%                 16,596        2004
Precious Metals Fund - Q/NQ       13.527917           18.765912           38.72%                  9.567        2003
                                   9.438205           13.527917           43.33%                  9,766        2002
                                  10.000000            9.438205           -5.62%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.060224           16.656540           27.54%                 37,370        2004
Real Estate Fund - Q/NQ           10.180086           13.060224           28.29%                  1,052        2003
                                  10.457276           10.180086           -2.65%                 24,735        2002
                                  10.000000           10.457276            4.57%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.105211           13.116475            8.35%                  3,942        2004
Retailing Fund - Q/NQ              9.089753           12.105211           33.17%                  6,602        2003
                                  11.823934            9.089753          -23.12%                    417        2002
                                  10.000000           11.823934           18.24%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.820700           10.704419            9.00%                 64,895        2004
Sector Rotation Fund - Q/NQ        7.679202            9.820700           27.89%                 72,197        2003
                                  10.000000            7.679202          -23.21%                 27.414        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.462563           14.63%                 64,668        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.682011           16.82%                237,341        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.689052           12.636009           -0.42%                 11,460        2004
Technology Fund - Q/NQ             7.989089           12.689052           58.83%                 16,351        2003
                                  13.327589            7.989089          -40.06%                  1,440        2002*
                                  10.000000           13.327589           33.28%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.014293            8.890473           10.93%                  3,032        2004
Telecommunications Fund -          6.089480            8.014293           31.61%                  4,610        2003
Q/NQ                              10.238413            6.089480          -40.52%                  9,025        2002
                                  10.000000           10.238413            2.38%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.439466           10.863673           15.09%                 40,049        2004
Titan 500 Fund - Q/NQ              6.187960            9.439466           52.55%                 82,430        2003
                                  11.641354            6.187960          -46.85%                  5,289        2002
                                  10.000000           11.641354           16.41%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.425296           15.044972           21.08%                 17,532        2004
Transportation Fund - Q/NQ        10.472731           12.425296           18.64%                  2,095        2003
                                  12.044796           10.472731          -13.05%                    401        2002
                                  10.000000           12.044796           20.45%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.973610           11.707086            6.68%                159,247        2004
U.S. Government Bond Fund         11.267156           10.973610           -2.61%                 16,379        2003
- Q/NQ                             9.650492           11.267156           16.75%                  4,883        2002
                                  10.000000            9.650492           -3.50%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.162868            7.215967          -11.60%                 19,315        2004
Ursa Fund - Q/NQ                  10.859399            8.162868          -24.83%                 12,532        2003
                                   9.067716           10.859399           19.76%                  1,971        2002
                                  10.000000            9.067716           -9.32%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.618712            8.799225           15.49%                 44,781        2004
Utilities Fund - Q/NQ              6.171160            7.618712           23.46%                  1,683        2003
                                   9.331857            6.171160          -33.87%                  5,596        2002
                                  10.000000            9.331514           -6.68%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.016743           10.138285           12.44%                104,645        2004
Velocity 100 Fund - Q/NQ           4.610530            9.016743           95.57%                 19,761        2003
                                  15.338103            4.610530          -69.94%                    722        2002
                                  10.000000           15.338103           53.38%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.60%) (VARIABLE ACCOUNT CHARGES OF 1.60% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.445898           11.614309            11.19%                25,645        2004
Portfolios, Inc. -                 8.206679           10.445898            27.29%                26,348        2003
American Century VP Income        10.000000            8.206679           -17.93%                     0        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.762642           10.633136            8.92%                  2,715        2004
Portfolios, Inc. -                 7.941278            9.762642            22.94%                   644        2003
American Century VP Ultra         10.000000            7.941278           -20.59%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.943993           12.312465            12.50%                46,502        2004
Portfolios, Inc. -                 8.624289           10.943993            26.90%                17,556        2003
American Century VP Value         10.000000            8.624289           -13.76%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.461683           11.444437            9.39%                 46,541        2004
Insurance Products Fund -          8.171123           10.461683            28.03%                 3,855        2003
VIP Equity-Income                 10.000000            8.171123           -18.29%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.690082            9.833426            1.48%                  5,881        2004
Insurance Products Fund -          7.432182            9.690082            30.38%                 6,793        2003
VIP Growth Portfolio:             10.000000            7.432182           -25.68%                     0        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.872432           12.318869            13.30%                44,715        2004
Insurance Products Fund II         8.620004           10.872432            26.13%                14,539        2003
- VIP Contrafund(R)                 10.000000            8.620004           -13.80%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.800563           10.975113            1.62%                 41,875        2004
Government Bond Fund:             10.748892           10.800563            0.48%                 38,097        2003
Class III - Q/NQ                  10.000000           10.748892            7.49%                    705        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.327600            3.28%                 20,115        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.543705            5.44%                 24,969        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.756241            7.56%                202,925        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.974499            9.74%                 60,565        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.149123            11.49%                10,839        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.735716           11.047288            13.47%                 6,739        2004
Growth Fund: Class III -           7.054984            9.735716            38.00%                 5,543        2003
Q/NQ                              10.000000            7.054984           -29.45%                     0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.751158            9.634897           -1.19%                859,938        2004
Market Fund II - Q/NQ              9.892135            9.751158           -1.43%                908,506        2003
                                   9.983107            9.892135           -0.91%                322,612        2002
                                  10.000000            9.983107           -0.17%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.142015           10.961356            8.08%                    901        2004
Nationwide(R) Fund: Class            8.084951           10.142015           25.44%                  1,354        2003
III - Q/NQ                        10.000000            8.084951          -19.15%                    412        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.455866           10.552445           11.60%                  2,034        2004
Fund: Class III - Q/NQ             7.166069            9.455866           31.95%                  3,746        2003
                                  10.000000            7.166069          -28.34%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         10.975452           12.676057           15.49%                 10,322        2004
Fund: Class III - Q/NQ             7.114041           10.975452           54.28%                 20,701        2003
                                  10.000000            7.114041          -28.86%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.863870           12.727605           17.16%                 10,312        2004
Fund: Class III - Q/NQ             7.830730           10.863870           38.73%                 29,868        2003
                                  10.000000            7.830730          -21.69%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.607685            4.865100          -13.24%                 57,736        2004
Arktos Fund - Q/NQ                 9.099346            5.607685          -38.37%                 97,306        2003
                                   6.908790            9.099346           31.71%                 34,876        2002
                                  10.000000            6.908790          -30.91%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.024438           14.704647           12.90%                  1,425        2004
Banking Fund - Q/NQ               10.047117           13.024438           29.63%                  5,430        2003
                                  10.290966           10.047117           -2.37%                    580        2002
                                  10.000000           10.290966            2.91%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.352709           14.687349           18.90%                 13,766        2004
Basic Materials Fund - Q/NQ        9.549279           12.352709           29.36%                 18,998        2003
                                  11.122675            9.549279          -14.15%                      0        2002
                                  10.000000           11.122675           11.23%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.590206            8.545651           -0.52%                 16,559        2004
Biotechnology Fund - Q/NQ          6.142727            8.590206           39.84%                  8,810        2003
                                  11.423667            6.142727          -46.23%                  1,557        2002
                                  10.000000           11.423667           14.24%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.765033           13.116987           11.49%                  2,334        2004
Consumer Products Fund -           9.811679           11.765033           19.91%                    197        2003
Q/NQ                              10.344341            9.811679           -5.15%                  2,348        2002
                                  10.000000           10.344341            3.44%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.031912            9.237069          -23.23%                 17,495        2004
Electronics Fund - Q/NQ            7.200001           12.031912           67.11%                  9,822        2003
                                  14.129471            7.200001          -49.04%                      0        2002
                                  10.000000           14.129471           41.29%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.613076           13.813654           30.16%                 21,558        2004
Energy Fund - Q/NQ                 8.767776           10.613076           21.05%                 17,185        2003
                                  10.302060            8.767776          -14.89%                    904        2002
                                  10.000000           10.302060            3.02%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.690500           15.384823           31.60%                 11,539        2004
Energy Services Fund - Q/NQ       10.958662           11.690500            6.68%                  3,623        2003
                                  12.666464           10.958662          -13.48%                    398        2002
                                  10.000000           12.666464           26.66%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.089890           12.780396           15.24%                  7,463        2004
Financial Services Fund -          8.741608           11.089890           26.86%                  3,598        2003
Q/NQ                              10.463826            8.741608          -16.45%                      0        2002
                                  10.000000           10.463826            4.64%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.717862           10.157548            4.52%                 20,040        2004
Health Care Fund - Q/NQ            7.610122            9.717862           27.70%                  5,228        2003
                                   9.828280            7.610122          -22.57%                  1,133        2002
                                  10.000000            9.828280           -1.72%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.618276           14.387285           14.02%                  2,066        2004
Internet Fund - Q/NQ               7.800264           12.618276           61.77%                  6,615        2003
                                  13.990842            7.800264          -44.25%                      0        2002
                                  10.000000           13.990842           39.91%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.759380          -12.41%                  4,925        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.712566          -12.87%                  1,775        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.473107          -15.27%                  1,304        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.821676            8.633734          -12.10%                168,787        2004
Juno Fund - Q/NQ                  10.000000            9.821676           -1.78%                484,532        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.962189           12.529320           14.30%                104,085        2004
Large-Cap Europe Fund -            7.786114           10.962189           40.79%                 20,284        2003
Q/NQ                              11.044650            7.786114          -29.50%                      0        2002
                                  10.000000           11.044650           10.45%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.315742            3.16%                 20,009        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.593745           10.415444            8.56%                106,228        2004
Large-Cap Japan Fund - Q/NQ        7.084492            9.593745           35.42%                 30,580        2003
                                   8.591597            7.084492          -17.54%                      0        2002
                                  10.000000            8.591597          -14.08%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.129287           11.29%                  2,821        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.000538           15.845305           21.88%                  4,893        2004
Leisure Fund - Q/NQ                9.794409           13.000538           32.73%                  1,973        2003
                                  11.677414            9.794409          -16.13%                    307        2002
                                  10.000000           11.677414           16.77%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.749624            7.50%                  6,102        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.751275           16.527673           20.19%                 25,241        2004
Medius Fund - Q/NQ                 9.167758           13.751275           50.00%                 37,290        2003
                                  12.330549            9.167758          -25.65%                      0        2002
                                  10.000000           12.330549           23.31%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.038656           16.063292           23.20%                266,830        2004
Mekros Fund - Q/NQ                 8.065717           13.038656           61.66%                120,119        2003
                                  12.698450            8.065717          -36.48%                  4,660        2002
                                  10.000000           12.698450           26.98%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.736855            7.37%                112,114        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.397986           13.98%                  1,960        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.740134           10.985820           12.79%                102,256        2004
Nova Fund - Q/NQ                   7.111349            9.740134           36.97%                 43,163        2003
                                  11.244296            7.111349          -36.76%                 24,880        2002
                                  10.000000           11.244296           12.44%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.611799           12.494031            7.60%                 83,167        2004
Fund - Q/NQ                        8.114856           11.611799           43.09%                 62,594        2003
                                  13.487162            8.114856          -39.83%                 18,794        2002
                                  10.000000           13.487168           34.87%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.744527           15.822539          -15.59%                 23,750        2004
Precious Metals Fund - Q/NQ       13.519349           18.744527           38.65%                 39.666        2003
                                   9.437023           13.519349           43.26%                  7,959        2002
                                  10.000000            9.437022           -5.63%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.045340           16.629114           27.47%                  9,209        2004
Real Estate Fund - Q/NQ           10.173643           13.045340           28.23%                 11,021        2003
                                  10.455964           10.173643           -2.70%                      0        2002
                                  10.000000           10.455964            4.56%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.091384           13.094839            8.30%                  1,373        2004
Retailing Fund - Q/NQ              9.083987           12.091384           33.11%                  6,065        2003
                                  11.822451            9.083987          -23.16%                      0        2002
                                  10.000000           11.822451           18.22%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.812379           10.689930            8.94%                 32,142        2004
Sector Rotation Fund - Q/NQ        7.676592            9.812379           27.82%                 22,964        2003
                                  10.000000            7.676592          -23.23%                 19,895        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.458720           14.59%                119,222        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.678083           16.78%                130,981        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.674568           12.615185           -0.47%                  3,973        2004
Technology Fund - Q/NQ             7.984018           12.674568           58.75%                  8,843        2003
                                  13.325927            7.984018          -40.09%                    228        2002
                                  10.000000           13.325927           33.26%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.005164            8.875853           10.88%                  3,797        2004
Telecommunications Fund -          6.085628            8.005164           31.54%                    712        2003
Q/NQ                              10.237132            6.085628          -40.55%                  4,803        2002
                                  10.000000           10.237132            2.37%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.428688           10.845754           15.03%                 49,224        2004
Titan 500 Fund - Q/NQ              6.184026            9.428688           52.47%                 57,127        2003
                                  11.639900            6.184026          -46.87%                 10,844        2002
                                  10.000000           11.639900           16.40%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.411120           15.020179           21.02%                  8.217        2004
Transportation Fund - Q/NQ        10.466093           12.411120           18.58%                  2,723        2003
                                  12.043289           10.466093          -13.10%                    730        2002
                                  10.000000           12.043289           20.43%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.961094           11.687795            6.63%                108,239        2004
U.S. Government Bond Fund         11.260023           10.961094           -2.65%                 60,757        2003
- Q/NQ                             9.649283           11.260023           16.69%                 22,830        2002*
                                  10.000000            9.649283           -3.51%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.153553            7.204068          -11.65%                139,191        2004
Ursa Fund - Q/NQ                  10.852523            8.153553          -24.87%                152,108        2003
                                   9.066581           10.852523           19.70%                  5,532        2002
                                  10.000000            9.066581           -9.33%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.610021            8.784721           15.44%                 21,387        2004
Utilities Fund - Q/NQ              6.167251            7.610021           23.39%                  3,780        2003
                                   9.330690            6.167251          -33.90%                    877        2002
                                  10.000000            9.330690           -6.69%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.006458           10.121596           12.38%                102,006        2004
Velocity 100 Fund - Q/NQ           4.607600            9.006458           95.47%                 94,484        2003
                                  15.336192            4.607600          -69.96%                 15,984        2002
                                  10.000000           15.336192           53.36%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.70%) (VARIABLE ACCOUNT CHARGES OF 1.70% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.428201           11.582851            11.07%                     0        2004
Portfolios, Inc. -                 8.201090           10.428201            27.16%                     0        2003
American Century VP Income        10.000000            8.201090           -17.99%                     0        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.746088           10.604317            8.81%                      0        2004
Portfolios, Inc. -                 7.935874            9.746088            22.81%                     0        2003
American Century VP Ultra         10.000000            7.935874           -20.64%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.925437           12.279098            12.39%                     0        2004
Portfolios, Inc. -                 8.618417           10.925437            26.77%                     0        2003
American Century VP Value         10.000000            8.618417           -13.82%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.443943           11.413428            9.28%                      0        2004
Insurance Products Fund -          8.165556           10.443943            27.90%                     0        2003
VIP Equity-Income                 10.000000            8.165556           -18.34%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.673656            9.806775            1.38%                      0        2004
Insurance Products Fund -          7.427120            9.673656            30.25%                     0        2003
VIP Growth Portfolio:             10.000000            7.427120           -25.73%                     0        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.854009           12.285508            13.19%                     0        2004
Insurance Products Fund II         8.614136           10.854009            26.00%                     0        2003
- VIP Contrafund(R)                 10.000000            8.614136           -13.86%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.782265           10.945381            1.51%                      0        2004
Government Bond Fund:             10.741592           10.782265            0.38%                      0        2003
Class III - Q/NQ                  10.000000           10.741592            7.42%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.320659            3.21%                      0        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.536621            5.37%                      0        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.749015            7.49%                      0        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.967125            9.67%                      0        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.141632            11.42%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.719213           11.017351            13.36%                     0        2004
Growth Fund: Class III -           7.050170            9.719213            37.86%                     0        2003
Q/NQ                              10.000000            7.050170           -29.50%                     0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.728909            9.603143           -1.29%                362,903        2004
Market Fund II - Q/NQ              9.879605            9.728909           -1.53%                144,093        2003
                                   9.980605            9.879605           -1.01%                      0        2002
                                  10.000000            9.980605           -0.19%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.124809           10.931644            7.97%                      0        2004
Nationwide(R) Fund: Class            8.079443           10.124809           25.32%                      0        2003
III - Q/NQ                        10.000000            8.079443          -19.21%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.439836           10.523869           11.48%                      0        2004
Fund: Class III - Q/NQ             7.161178            9.439836           31.82%                      0        2003
                                  10.000000            7.161178          -28.39%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         10.956840           12.641699           15.38%                      0        2004
Fund: Class III - Q/NQ             7.109192           10.956840           54.12%                      0        2003
                                  10.000000            7.109192          -28.91%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.845457           12.693131           17.04%                      0        2004
Fund: Class III - Q/NQ             7.825395           10.845457           38.59%                      0        2003
                                  10.000000            7.825395          -21.75%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.594877            4.849052          -13.33%                      0        2004
Arktos Fund - Q/NQ                 9.087824            5.594877          -38.44%                      0        2003
                                   6.907048            9.087824           31.57%                      0        2002
                                  10.000000            6.907048          -30.93%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.994737           14.656197           12.79%                238,361        2004
Banking Fund - Q/NQ               10.034386           12.994737           29.50%                147,709        2003
                                  10.288385           10.034386           -2.47%                      0        2002
                                  10.000000           10.288385            2.88%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.324515           14.638939           18.78%                390,040        2004
Basic Materials Fund - Q/NQ        9.537169           12.324515           29.23%                 49,413        2003
                                  11.119889            9.537169          -14.23%                      0        2002
                                  10.000000           11.119889           11.20%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.570586            8.517469           -0.62%                      0        2004
Biotechnology Fund - Q/NQ          6.134920            8.570586           39.70%                 94,830        2003
                                  11.420812            6.134920          -46.28%                      0        2002
                                  10.000000           11.420812           14.21%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.738207           13.073782           11.38%                256,034        2004
Consumer Products Fund -           9.799251           11.738207           19.79%                 55,554        2003
Q/NQ                              10.341749            9.799251           -5.25%                      0        2002
                                  10.000000           10.341749            3.42%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.004486            9.206643          -23.31%                  1,546        2004
Electronics Fund - Q/NQ            7.190869           12.004486           66.94%                 17,958        2003
                                  14.125945            7.190869          -49.09%                      0        2002
                                  10.000000           14.125945           41.26%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.588847           13.768137           30.02%                403,193        2004
Energy Fund - Q/NQ                 8.756652           10.588847           20.92%                146,378        2003
                                  10.299478            8.756652          -14.98%                      0        2002
                                  10.000000           10.299478            2.99%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.663815           15.334109           31.47%                  5,629        2004
Energy Services Fund - Q/NQ       10.944769           11.663815            6.57%                      0        2003
                                  12.663297           10.994769          -13.57%                      0        2002
                                  10.000000           12.663297           26.63%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.064585           12.738283           15.13%                460,581        2004
Financial Services Fund -          8.730517           11.064585           26.73%                 72,126        2003
Q/NQ                              10.461201            8.730517          -16.54%                      0        2002
                                  10.000000           10.461201            4.61%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.695685           10.124073            4.42%                312,464        2004
Health Care Fund - Q/NQ            7.600476            9.695685           27.57%                137,048        2003
                                   9.825820            7.600476          -22.65%                      0        2002
                                  10.000000            9.825820           -1.74%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.589495           14.339889           13.90%                431,890        2004
Internet Fund - Q/NQ               7.790362           12.589495           61.60%                110,048        2003
                                  13.987351            7.790362          -44.30%                      0        2002
                                  10.000000           13.987351           39.87%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.753488          -12.47%                      0        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.706701          -12.93%                      0        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.467408          -15.33%                      0        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.815006            8.619087          -12.18%                      0        2004
Juno Fund - Q/NQ                  10.000000            9.815006           -1.85%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.937176           12.488059           14.18%                100,814        2004
Large-Cap Europe Fund -            7.776239           10.937176           40.65%                 63,531        2003
Q/NQ                              11.041885            7.776239          -29.58%                      0        2002
                                  10.000000           11.041885           10.42%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.308814            3.09%                      0        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.571838           10.381104            8.45%                      0        2004
Large-Cap Japan Fund - Q/NQ        7.075494            9.571838           35.28%                      0        2003
                                   8.589436            7.075494          -17.63%                      0        2002
                                  10.000000            8.589436          -14.11%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.121811           11.22%                      0        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.970891           15.793101           21.76%                320,658        2004
Leisure Fund - Q/NQ                9.781989           12.970891           32.60%                122,038        2003
                                  11.674489            9.781989          -16.21%                      0        2002
                                  10.000000           11.674489           16.74%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.742409            7.42%                      0        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.719900           16.473209           20.07%                 55,960        2004
Medius Fund - Q/NQ                 9.156127           13.719900           49.84%                 42,618        2003
                                  12.327464            9.156127          -25.73%                      0        2002
                                  10.000000           12.327464           23.27%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.008908           16.010369           23.07%                    482        2004
Mekros Fund - Q/NQ                 8.055476           13.008908           61.49%                 45,048        2003
                                  12.695275            8.055476          -36.55%                      0        2002
                                  10.000000           12.695275           26.95%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.729638            7.30%                      0        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.390334           13.90%                      0        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.717894           10.949603           12.67%                246,081        2004
Nova Fund - Q/NQ                   7.102324            9.717894           36.83%                    184        2003
                                  11.241481            7.102324          -36.82%                      0        2002
                                  10.000000           11.241481           12.41%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.585302           12.452858            7.49%                185,636        2004
Fund - Q/NQ                        8.104555           11.585302           42.95%                      0        2003
                                  13.483793            8.104555          -39.89%                      0        2002
                                  10.000000           13.483793           34.84%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.701786           15.770401          -15.67%                191,867        2004
Precious Metals Fund - Q/NQ       13.502243           18.701786           38.51%                 49,771        2003
                                   9.434653           13.502243           43.11%                      0        2002
                                  10.000000            9.434653           -5.65%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.015584           16.574329           27.34%                      0        2004
Real Estate Fund - Q/NQ           10.160749           13.015584           28.10%                      0        2003
                                  10.453345           10.160749           -2.80%                      0        2002
                                  10.000000           10.453345            4.53%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.063817           13.051716            8.19%                281,887        2004
Retailing Fund - Q/NQ              9.072466           12.063817           32.97%                 65,274        2003
                                  11.819492            9.072466          -23.24%                      0        2002
                                  10.000000           11.819492           18.19%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.795749           10.660956            8.83%                      0        2004
Sector Rotation Fund - Q/NQ        7.671358            9.795749           27.69%                      0        2003
                                  10.000000            7.671358          -23.29%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.451026           14.51%                      0        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.670239           16.70%                      0        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.645658           12.573609           -0.57%                 38,082        2004
Technology Fund - Q/NQ             7.973888           12.645658           58.59%                118,522        2003
                                  13.322594            7.973888          -40.15%                      0        2002
                                  10.000000           13.322594           33.23%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.986871            8.846576           10.76%                573,524        2004
Telecommunications Fund -          6.077886            7.986871           31.41%                 77,190        2003
Q/NQ                              10.234568            6.077886          -40.61%                      0        2002
                                  10.000000           10.234568            2.35%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.407160           10.809996           14.91%                      0        2004
Titan 500 Fund - Q/NQ              6.176167            9.407160           52.31%                      0        2003
                                  11.636984            6.176167          -46.93%                      0        2002
                                  10.000000           11.636984           16.37%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.382804           14.970685           20.90%                398,733        2004
Transportation Fund - Q/NQ        10.452829           12.382804           18.46%                 50,489        2003
                                  12.040283           10.452829          -13.18%                      0        2002
                                  10.000000           12.040283           20.40%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.936085           11.649276            6.52%                145,372        2004
U.S. Government Bond Fund         11.245761           10.936085           -2.75%                 18,290        2003
- Q/NQ                             9.646864           11.245761           16.57%                      0        2002
                                  10.000000            9.646864           -3.53%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.134957            7.180328          -11.73%                      0        2004
Ursa Fund - Q/NQ                  10.838800            8.134957          -24.95%                  1,216        2003
                                   9.064310           10.838800           19.58%                      0        2002
                                  10.000000            9.064310           -9.36%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.592655            8.755779           15.32%                 12,501        2004
Utilities Fund - Q/NQ              6.159426            7.592655           23.27%                103,654        2003
                                   9.328341            6.159426          -33.97%                      0        2002
                                  10.000000            9.328341           -6.72%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.985900           10.088238           12.27%                    594        2004
Velocity 100 Fund - Q/NQ           4.601731            8.985900           95.27%                      0        2003
                                  15.332359            4.601731          -69.99%                      0        2002
                                  10.000000           15.332359           53.32%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.75%) (VARIABLE ACCOUNT CHARGES OF 1.75% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.419354           11.567145            11.02%                     0        2004
Portfolios, Inc. -                 8.198299           10.419354            27.09%                     0        2003
American Century VP Income        10.000000            8.198299           -18.02%                     0        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.737818           10.589935            8.75%                      0        2004
Portfolios, Inc. -                 7.933171            9.737818            22.75%                     0        2003
American Century VP Ultra         10.000000            7.933171           -20.67%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.916169           12.262457            12.33%                     0        2004
Portfolios, Inc. -                 8.615479           10.916169            26.70%                     0        2003
American Century VP Value         10.000000            8.615479           -13.85%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.435074           11.397934            9.23%                      0        2004
Insurance Products Fund -          8.162769           10.435074            27.84%                     0        2003
VIP Equity-Income                 10.000000            8.162769           -18.37%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.665457            9.793476            1.32%                      0        2004
Insurance Products Fund -          7.424594            9.665457            30.18%                     0        2003
VIP Growth Portfolio:             10.000000            7.424594           -25.75%                     0        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.844805           12.268856            13.13%                     0        2004
Insurance Products Fund II         8.611209           10.844805            25.94%                     0        2003
- VIP Contrafund(R)                 10.000000            8.611209           -13.89%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.773123           10.930534            1.46%                      0        2004
Government Bond Fund:             10.737945           10.773123            0.33%                      0        2003
Class III - Q/NQ                  10.000000           10.737945            7.38%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.317180            3.17%                      0        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.533076            5.33%                      0        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.745403            7.45%                      0        2004
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.963431            9.63%                      0        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.137886            11.38%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.710950           11.002389            13.30%                     0        2004
Growth Fund: Class III -           7.047765            9.710950            37.79%                     0        2003
Q/NQ                              10.000000            7.047765           -29.52%                     0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.717793            9.587292             -1.34%              203,714        2004
Market Fund II - Q/NQ              9.873340            9.717793             -1.58%               99,530        2003
                                   9.979352            9.873340             -1.06%                    0        2002
                                  10.000000            9.979352             -0.21%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.116225           10.916814              7.91%                    0        2004
Nationwide(R) Fund: Class            8.076692           10.116225             25.25%                    0        2003
III - Q/NQ                        10.000000            8.076692            -19.23%                    0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.431831           10.509589             11.43%                    0        2004
Fund: Class III - Q/NQ             7.158742            9.431831             31.75%                    0        2003
                                  10.000000            7.158742            -28.41%                    0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         10.947543           12.624563             15.32%                    0        2004
Fund:  Class III - Q/NQ            7.106771           10.947543             54.04%                    0        2003
                                  10.000000            7.106771            -28.93%                    0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.836272           21.675950             16.98%                    0        2004
Fund: Class III - Q/NQ             7.822737           10.836272             38.52%                    0        2003
                                  10.000000            7.822737            -21.77%                    0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.588483            4.841040            -13.37%                    0        2004
Arktos Fund - Q/NQ                 9.082071            5.588483            -38.47%                    0        2003
                                   6.906174            9.082071             31.51%                    0        2002
                                  10.000000            6.906174            -30.94%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.979875           14.632010             12.73%              117,821        2004
Banking Fund - Q/NQ               10.028014           12.979875             29.44%               98,949        2003
                                  10.287094           10.028014             -2.52%                    0        2002
                                  10.000000           10.287094              2.87%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.310445           14.614794             18.72%              218,830        2004
Basic Materials Fund - Q/NQ        9.531117           12.310445             29.16%               25,578        2003
                                  11.118497            9.531117            -14.28%                    0        2002
                                  10.000000           11.118497             11.18%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.560772            8.503391             -0.67%                    0        2004
Biotechnology Fund - Q/NQ          6.131012            8.560772             39.63%               53,858        2003
                                  11.419376            6.131012            -46.31%                    0        2002
                                  10.000000           11.419376             14.19%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.724802           13.052214             11.32%              129,721        2004
Consumer Products Fund -           9.793045           11.724802             19.73%               32,022        2003
Q/NQ                              10.340455            9.793045             -5.29%                    0        2002
                                  10.000000           10.340455              3.40%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.990765            9.191433            -23.35%                  457        2004
Electronics Fund - Q/NQ            7.186301           11.990765             66.86%               14,500        2003
                                  14.124180            7.186301            -49.12%                    0        2002
                                  10.000000           14.124180             41.24%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.576771           13.745445             29.96%              228,711        2004
Energy Fund - Q/NQ                 8.751101           10.576771             20.86%               99,077        2003
                                  10.298184            8.751101            -15.02%                    0        2002
                                  10.000000           10.298184              2.98%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.650465           15.308761             31.40%                4,188        2004
Energy Services Fund - Q/NQ       10.937823           11.650465              6.52%                    0        2003
                                  12.661711           10.937823            -13.61%                    0        2002
                                  10.000000           12.661711             26.62%                    0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.051949           12.717267           15.07%                269,972        2004
Financial Services Fund -          8.724984           11.051949           26.67%                 47,967        2003
Q/NQ                              10.459891            8.724984          -16.59%                      0        2002
                                  10.000000           10.459891            4.60%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.684614           10.107378            4.37%                155,680        2004
Health Care Fund - Q/NQ            7.595648            9.684614           27.50%                 86,959        2003
                                   9.824590            7.595648          -22.69%                      0        2002
                                  10.000000            9.824590           -1.75%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.575132           14.316244           13.85%                238,745        2004
Internet Fund - Q/NQ               7.785416           12.575132           61.52%                 67,312        2003
                                  13.985596            7.785416          -44.33%                      0        2002
                                  10.000000           13.985596           39.86%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.750543          -12.49%                       0       2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.703778          -12.96%                       0       2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.464556          -15.35%                       0       2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.811675            8.611783          -12.23%                      0        2004
Juno Fund - Q/NQ                  10.000000            9.811675           -1.88%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.924671           12.467433           14.12%                 73,546        2004
Large-Cap Europe Fund -            7.771295           10.924671           40.58%                 44,938        2003
Q/NQ                              11.040497            7.771295          -29.61%                      0        2002
                                  10.000000           11.040497           10.40%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.305342            3.05%                      0        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.560906           10.363986            8.40%                      0        2004
Large-Cap Japan Fund - Q/NQ        7.070989            9.560906           35.21%                      0        2003
                                   8.588351            7.070989          -17.67%                      0        2002
                                  10.000000            8.588351          -14.12%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.118065           11.18%                      0        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.956075           15.767050           21.70%                170,249        2004
Leisure Fund - Q/NQ                9.775786           12.956075           32.53%                 76,090        2003
                                  11.673030            9.775786          -16.25%                      0        2002
                                  10.000000           11.673030           16.73%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.738791            7.39%                      0        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.704252           16.446056           20.01%                 40,663        2004
Medius Fund - Q/NQ                 9.150320           13.704252           49.77%                 30,146        2003
                                  12.325921            9.150320          -25.76%                      0        2002
                                  10.000000           12.325921           23.26%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.994059           15.983965           23.01%                      0        2004
Mekros Fund - Q/NQ                 8.050364           12.994059           61.41%                 31,865        2003
                                  12.693684            8.050364          -36.58%                      0        2002
                                  10.000000           12.693684           26.94%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.726039            7.26%                      0        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.386502           13.87%                      0        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.706787           10.931519           12.62%                110,388        2004
Nova Fund - Q/NQ                   7.097805            9.706787           36.76%                    493        2003
                                  11.240070            7.097805          -36.85%                      0        2002
                                  10.000000           11.240070           12.40%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.572080           12.432335            7.43%                135,437        2004
Fund - Q/NQ                        8.099414           11.572080           42.88%                      0        2003
                                  13.482110            8.099414          -39.92%                      0        2002
                                  10.000000           13.482110           34.82%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.680432           15.744375          -15.72%                 93,450        2004
Precious Metals Fund - Q/NQ       13.493695           18.680432           38.44%                 35,445        2003
                                   9.433467           13.493695           43.04%                      0        2002
                                  10.000000            9.433467           -5.67%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.000718           16.546981           27.28%                      0        2004
Real Estate Fund - Q/NQ           10.154307           13.000718           28.03%                      0        2003
                                  10.452035           10.154307           -2.85%                      0        2002
                                  10.000000           10.452035            4.52%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.050012           13.030158            8.13%                140,454        2004
Retailing Fund - Q/NQ              9.066699           12.050012           32.90%                 42,225        2003
                                  11.818011            9.066699          -23.28%                      0        2002
                                  10.000000           11.818011           18.18%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust               9.787430           10.646498            8.78%                      0        2004
Sector Rotation Fund - Q/NQ        7.668746            9.787430           27.63%                      0        2003
                                  10.000000            7.668746          -23.31%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.447181           14.47%                      0        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.666318           16.66%                      0        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.631212            2.552857           -0.62%                 30,185        2004
Technology Fund - Q/NQ             7.968822           12.631212           58.51%                 82,322        2003
                                  13.320929            7.968822          -40.18%                      0        2002
                                  10.000000           13.320929           33.21%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.977752            8.831977           10.71%                324,127        2004
Telecommunications Fund -          6.074027            7.977752           31.34%                 39,963        2003
Q/NQ                              10.233282            6.074027          -40.64%                      0        2002
                                  10.000000           10.233282            2.33%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.396405           10.792157           14.85%                      0        2004
Titan 500 Fund - Q/NQ              6.172242            9.396405           52.24%                      0        2003
                                  11.635529            6.172242          -46.95%                      0        2002
                                  10.000000           11.635529           16.36%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.368651           14.945964           20.84%                233,221        2004
Transportation Fund - Q/NQ        10.446188           12.368651           18.40%                 28,174        2003
                                  12.038774           10.446188          -13.23%                      0        2002
                                  10.000000           12.038774           20.39%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.923592           11.630051            6.47%                 45,992        2004
U.S. Government Bond Fund         11.238629           10.923592           -2.80%                 23,696        2003
- Q/NQ                             9.645653           11.238629           16.51%                      0        2002
                                  10.000000            9.645653           -3.54%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.125642            7.168465          -11.78%                  1,312        2004
Ursa Fund - Q/NQ                  10.831927            8.125642          -24.98%                  1,046        2003
                                   9.063166           10.831927           19.52%                      0        2002
                                  10.000000            9.063166           -9.37%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.583983            8.741323           15.26%                  9,731        2004
Utilities Fund - Q/NQ              6.155516            7.583983           23.21%                 73,289        2003
                                   9.327176            6.155516          -34.00%                      0        2002
                                  10.000000            9.327176           -6.73%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.975613           10.071560           12.21%                      0        2004
Velocity 100 Fund - Q/NQ           4.598796            8.975613           95.17%                      0        2003
                                  15.330438            4.598796          -70.00%                      0        2002
                                  10.000000           15.330438           53.30%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.90%) (VARIABLE ACCOUNT CHARGES OF 1.90% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.392819           11.520076            10.85%                     0        2004
Portfolios, Inc. -                 8.189912           10.392819            26.90%                     0        2003
American Century VP Income        10.000000           8.8189912           -18.10%                     0        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.713024           10.546849            8.58%                      0        2004
Portfolios, Inc. -                 7.925052            9.713024            22.56%                     0        2003
American Century VP Ultra         10.000000            7.925052           -20.75%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.888380           12.212567            12.16%                     0        2004
Portfolios, Inc. -                 8.606674           10.888380            26.51%                     0        2003
American Century VP Value         10.000000            8.606674           -13.93%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.408509           11.351574            9.06%                      0        2004
Insurance Products Fund -          8.154425           10.408509            27.64%                     0        2003
VIP Equity-Income                 10.000000            8.154425           -18.46%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.640821            9.753598            1.17%                      0        2004
Insurance Products Fund -          7.416991            9.640821            29.98%                     0        2003
VIP Growth Portfolio:             10.000000            7.416991           -25.83%                     0        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.817204           12.218951            12.96%                     0        2004
Insurance Products Fund II         8.602402           10.817204            25.75%                     0        2003
- VIP Contrafund(R)                 10.000000            8.602402           -13.98%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.745685           10.886061            1.31%                      0        2004
Government Bond Fund:             10.726978           10.745685            0.17%                      0        2003
Class III - Q/NQ                  10.000000           10.726978            7.27%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.306771            3.07%                      0        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.522431            5.22%                      0        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.734549            7.35%                      0        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.952375            9.52%                      0        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.126650            11.27%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.686226           10.957611            13.13%                     0        2004
Growth Fund: Class III -           7.040552            9.686226            37.58%                     0        2003
Q/NQ                              10.000000            7.040552           -29.59%                     0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.684497            9.539856           -1.49%                154,682        2004
Market Fund II - Q/NQ              9.854555            9.684497           -1.73%                 94,554        2003
                                   9.975594            9.854555           -1.21%                      0        2002
                                  10.000000            9.975594           -0.24%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.090465           10.872405            7.75%                      0        2004
Nationwide(R) Fund: Class            8.068424           10.090465           25.06%                      0        2003
III - Q/NQ                        10.000000            8.068424          -19.32%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.407791           10.466804           11.26%                      0        2004
Fund: Class III - Q/NQ             7.151403            9.407791           31.55%                      0        2003
                                  10.000000            7.151403          -28.49%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         10.919674           12.573194           15.14%                      0        2004
Fund:  Class III - Q/NQ            7.099494           10.919674           53.81%                      0        2003
                                  10.000000            7.099494          -29.01%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.808666           12.624349           16.80%                      0        2004
Fund: Class III - Q/NQ             7.814728           10.808666           38.31%                      0        2003
                                  10.000000            7.814728          -21.85%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.569302            4.817051          -13.51%                      0        2004
Arktos Fund - Q/NQ                 9.064787            5.569302          -38.56%                      0        2003
                                   6.903561            9.064787           31.31%                      0        2002
                                  10.000000            6.903561          -30.96%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.935450           14.559663           12.56%                 70,426        2004
Banking Fund - Q/NQ               10.008939           12.935450           29.24%                 66,522        2003
                                  10.283217           10.008939           -2.67%                      0        2002
                                  10.000000           10.283217            2.83%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.268251           14.542489           18.54%                115,660        2004
Basic Materials Fund - Q/NQ        9.512962           12.268251           28.96%                 31,174        2003
                                  11.114313            9.512962          -14.41%                      0        2002
                                  10.000000           11.114313           11.14%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.531424            8.461283           -0.82%                      0        2004
Biotechnology Fund - Q/NQ          6.119315            8.531424           39.42%                 57,485        2003
                                  11.415089            6.119315          -46.39%                      0        2002
                                  10.000000           11.415089           14.15%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.684630           12.987641           11.15%                 76,333        2004
Consumer Products Fund -           9.774403           11.684630           19.54%                 32,782        2003
Q/NQ                              10.336560            9.774403           -5.44%                      0        2002
                                  10.000000           10.336560            3.37%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.949681            9.145940          -23.46%                    552        2004
Electronics Fund - Q/NQ            7.172598           11.949681           66.60%                  6,207        2003
                                  14.118871            7.172598          -49.20%                      0        2002
                                  10.000000           14.118871           41.19%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.540493           13.677406           29.76%                119,902        2004
Energy Fund - Q/NQ                 8.734428           10.540493           20.68%                 65,663        2003
                                  10.294305            8.734428          -15.15%                      0        2002
                                  10.000000           10.294305            2.94%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.610522           15.233011           31.20%                  1,967        2004
Energy Services Fund - Q/NQ       10.917001           11.610522            6.35%                      0        2003
                                  12.656951           10.917001          -13.75%                      0        2002
                                  10.000000           12.656951           26.57%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.014077           12.654352           14.89%                138,228        2004
Financial Services Fund -          8.708362           11.014077           26.48%                 39,729        2003
Q/NQ                              10.455957            8.708362          -16.71%                      0        2002
                                  10.000000           10.455957            4.56%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.651413           10.057347            4.21%                 93,100        2004
Health Care Fund - Q/NQ            7.581177            9.651413           27.31%                 68,347        2003
                                   9.820891            7.581177          -22.81%                      0        2002
                                  10.000000            9.820891           -1.79%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.532047           14.245435           13.67%                127,654        2004
Internet Fund - Q/NQ               7.770574           12.532047           61.28%                 55,682        2003
                                  13.980356            7.770574          -44.42%                      0        2002
                                  10.000000           13.980356           39.80%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.741707          -12.58%                      0        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.694990          -13.05%                      0        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.456009          -15.44%                      0        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.801674            8.589867          -12.36%                      0        2004
Juno Fund - Q/NQ                  10.000000            9.801674           -1.98%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.887210           12.405735           13.95%                 30,165        2004
Large-Cap Europe Fund -            7.756480           10.887210           40.36%                 24,061        2003
Q/NQ                              11.036339            7.756480          -29.72%                      0        2002
                                  10.000000           11.036339           10.36%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.294934            2.95%                      0        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.528128           10.312692            8.23%                      0        2004
Large-Cap Japan Fund - Q/NQ        7.057500            9.528128           35.01%                      0        2003
                                   8.585103            7.057500          -17.79%                      0        2002
                                  10.000000            8.585103          -14.15%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.106852           11.07%                      0        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.911678           15.689042           21.51%                 94,922      20042003
Leisure Fund - Q/NQ                9.757171           12.911678           32.33%                 59,823        2002
                                  11.668637            9.757171          -16.38%                      0        2001*
                                  10.000000           11.668637           16.69%                      0

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.727945            7.28%                      0        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.657269           16.364660           19.82%                 16,674        2004
Medius Fund - Q/NQ                 9.132863           13.657269           49.54%                 16,140        2003
                                  12.321288            9.132863          -25.88%                      0        2002
                                  10.000000           12.321288           23.21%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.949525           15.904885           22.82%                      0        2004
Mekros Fund - Q/NQ                 8.035009           12.949525           61.16%                 17,056        2003
                                  12.688916            8.035009          -36.68%                      0        2002
                                  10.000000           12.688916           26.89%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.715198            7.15%                      0        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.375009           13.75%                      0        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.673493           10.877405           12.45%                 85,842        2004
Nova Fund - Q/NQ                   7.084260            9.673493           36.55%                      0        2003
                                  11.235837            7.084260          -36.95%                      0        2002
                                  10.000000           11.235837           12.36%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.532439           12.370832            7.27%                 55,544        2004
Fund - Q/NQ                        8.083979           11.532439           42.66%                      0        2003
                                  13.477052            8.083979          -40.02%                      0        2002
                                  10.000000           13.477052           34.77%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.616462           15.666467          -15.85%                 57,143        2004
Precious Metals Fund - Q/NQ       13.468030           18.616462           38.23%                 18,642        2003
                                   9.429902           13.468030           42.82%                      0        2002
                                  10.000000            9.429902           -5.70%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.956194           16.465148           27.08%                      0        2004
Real Estate Fund - Q/NQ           10.134982           12.956194           27.84%                      0        2003
                                  10.448098           10.134982           -3.00%                      0        2002
                                  10.000000           10.448098            4.48%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.008710           12.965669            7.97%                 83,740        2004
Retailing Fund - Q/NQ              9.049418           12.008710           32.70%                 36,621        2003
                                  11.813565            9.049418          -23.40%                      0        2002
                                  10.000000           11.813565           18.14%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.762513           10.603182            8.61%                      0        2004
Sector Rotation Fund - Q/NQ        7.660899            9.762513           27.43%                      0        2003
                                  10.000000            7.660899          -23.39%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.435610           14.36%                      0        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.654545           16.55%                      0        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.587928           12.490753           -0.77%                 12,672        2004
Technology Fund - Q/NQ            17.953623           12.587928           58.27%                 55,271        2003
                                  13.315925            7.953623          -40.27%                      0        2002
                                  10.000000           13.315925           33.16%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.950406            8.788278           10.54%                170,453        2004
Telecommunications Fund -          6.062442            7.950406           31.14%                 48,694        2003
Q/NQ                              10.229428            6.062442          -40.74%                      0        2002
                                  10.000000           10.229428            2.29%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.364180           10.738728           14.68%                      0        2004
Titan 500 Fund - Q/NQ              6.160459            9.364180           52.00%                      0        2003
                                  11.631150            6.160459          -47.03%                      0        2002
                                  10.000000           11.631150           16.31%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.326264           14.872038           20.65%                119,053        2004
Transportation Fund - Q/NQ        10.426289           12.326264           18.22%                 30,885        2003
                                  12.034246           10.426289          -13.36%                      0        2002
                                  10.000000           12.034246           20.34%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.886160           11.572503            6.30%                 31,698        2004
U.S. Government Bond Fund         11.217245           10.886160           -2.95%                 30,221        2003
- Q/NQ                             9.642021           11.217245           16.34%                      0        2002
                                  10.000000            9.642021           -3.58%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.097813            7.132993          -11.91%                      0        2004
Ursa Fund - Q/NQ                  10.811359            8.097813          -25.10%                  2,572        2003
                                   9.059755           10.811359           19.33%                      0        2002
                                  10.000000            9.059755           -9.40%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.557991            8.698068           15.08%                  4,169        2004
Utilities Fund - Q/NQ              6.143792            7.557991           23.02%                 38,849        2003
                                   9.323654            6.143792          -34.11%                      0        2002
                                  10.000000            9.323654           -6.76%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.944801           10.021672           12.04%                      0        2004
Velocity 100 Fund - Q/NQ           4.589988            8.944801           94.88%                      0        2003
                                  15.324686            4.589988          -70.05%                      0        2002
                                  10.000000           15.324686           53.25%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.95%) (VARIABLE ACCOUNT CHARGES OF 1.95% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.383973           11.504409            10.79%                     0        2004
Portfolios, Inc. -                 8.187111           10.383973            26.83%                     0        2003
American Century VP Income        10.000000            8.187111           -18.13%                     0        2002*
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable          9.704770           10.532524            8.53%                      0        2004
Portfolios, Inc. -                 7.922346            9.704770            22.50%                     0        2003
American Century VP Ultra         10.000000            7.922346           -20.78%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.879112           12.195954            12.10%                     0        2004
Portfolios, Inc. -                 8.603732           10.879112            26.45%                     0        2003
American Century VP Value         10.000000            8.603732           -13.96%                     0        2002*
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.399657           11.336134            9.00%                      0        2004
Insurance Products Fund -          8.151639           10.399657            27.58%                     0        2003
VIP Equity-Income                 10.000000            8.151639           -18.48%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                  9.632634            9.740348            1.12%                      0        2004
Insurance Products Fund -          7.414455            9.632634            29.92%                     0        2003
VIP Growth Portfolio:             10.000000            7.414455           -25.86%                     0        2002*
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.808002           12.202331            12.90%                     0        2004
Insurance Products Fund II         8.599463           10.808002            25.68%                     0        2003
- VIP Contrafund(R)                 10.000000            8.599463           -14.01%                     0        2002*
Portfolio: Service Class
2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.736556           10.871266            1.25%                      0        2004
Government Bond Fund:             10.723330           10.736556            0.12%                      0        2003
Class III - Q/NQ                  10.000000           10.723330            7.23%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.303294            3.03%                      0        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.518892            5.19%                      0        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.730939            7.31%                      0        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.948679            9.49%                      0        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.122892            11.23%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap         9.678005           10.942742            13.07%                     0        2004
Growth Fund: Class III -           7.038150            9.678005            37.51%                     0        2003
Q/NQ                              10.000000            7.038150           -29.62%                     0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.673413            9.524082           -1.54%                 84,680        2004
Market Fund II - Q/NQ              9.848294            9.673413           -1.78%                 85,581        2003
                                   9.974340            9.848294           -1.26%                      0        2002
                                  10.000000            9.974340           -0.26%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.081903           10.857644            7.69%                      0        2004
Nationwide(R) Fund: Class            8.065677           10.081903           25.00%                      0        2003
III - Q/NQ                        10.000000            8.065677          -19.34%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth         9.399819           10.452606           11.20%                      0        2004
Fund: Class III - Q/NQ             7.148974            9.399819           31.48%                      0        2003
                                  10.000000            7.148974          -28.51%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         10.910389           12.556109           15.08%                      0        2004
Fund: Class III - Q/NQ             7.097065           10.910389           53.73%                      0        2003
                                  10.000000            7.097065          -29.03%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           10.799494           12.607213           16.74%                      0        2004
Fund: Class III - Q/NQ             7.812069           10.799494           38.24%                      0        2003
                                  10.000000            7.812069          -21.88%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             5.562921            4.809078          -13.55%                      0        2004
Arktos Fund - Q/NQ                 9.059034            5.562921          -38.59%                      0        2003
                                   6.902692            9.059034           31.24%                      0        2002
                                  10.000000            6.902692          -30.97%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.920630           14.535572           12.50%                 47,265        2004
Banking Fund - Q/NQ               10.002564           12.920630           29.17%                 60,120        2003
                                  10.281926           10.002564           -2.72%                      0        2002
                                  10.000000           10.281926            2.82%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.254211           14.518447           18.48%                 98,987        2004
Basic Materials Fund - Q/NQ        9.506910           12.254211           28.90%                 15,089        2003
                                  11.112913            9.506910          -14.45%                      0        2002
                                  10.000000           11.112913           11.13%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.521651            8.447276           -0.87%                      0        2004
Biotechnology Fund - Q/NQ          6.115419            8.521651           39.35%                 29,533        2003
                                  11.413661            6.115419          -46.42%                      0        2002
                                  10.000000           11.413661           14.14%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.671284           12.966188           11.09%                 50,375        2004
Consumer Products Fund -           9.768202           11.671284           19.48%                 16,966        2003
Q/NQ                              10.335264            9.768202           -5.49%                      0        2002
                                  10.000000           10.335264            3.35%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.936016            9.130816          -23.50%                    216        2004
Electronics Fund - Q/NQ            7.168032           11.936016           66.52%                  8,161        2003
                                  14.117110            7.168032          -49.22%                      0        2002
                                  10.000000           14.117110           41.17%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.528423           13.654798           29.69%                102,701        2004
Energy Fund - Q/NQ                 8.728873           10.528423           20.62%                 58,773        2003
                                  10.293009            8.728873          -15.20%                      0        2002
                                  10.000000           10.293009            2.93%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.597211           15.207789           31.13%                    941        2004
Energy Services Fund - Q/NQ       10.910059           11.597211            6.30%                      0        2003
                                  12.655364           10.910059          -13.79%                      0        2002
                                  10.000000           12.655364           26.55%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.001462           12.633420           14.83%                118,367        2004
Financial Services Fund -          8.702817           11.001462           26.41%                 22,800        2003
Q/NQ                              10.454638            8.702817          -16.76%                      0        2002
                                  10.000000           10.454638            4.55%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.640363           10.040700            4.15%                 61,515        2004
Health Care Fund - Q/NQ            7.576354            9.640363           27.24%                 51,029        2003
                                   9.819657            7.576354          -22.85%                      0        2002
                                  10.000000            9.819657           -1.80%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.517688           14.221861           13.61%                107,720        2004
Internet Fund - Q/NQ               7.765619           12.517688           61.19%                 41,808        2003
                                  13.978608            7.765619          -44.45%                      0        2002
                                  10.000000           13.978608           39.79%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.738756          -12.61%                      0        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.692055          -13.08%                      0        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.453154          -15.47%                      0        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.798334            8.582575          -12.41%                      0        2004
Juno Fund - Q/NQ                  10.000000            9.798334           -2.02%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.874738           12.385208           13.89%                 37,946        2004
Large-Cap Europe Fund -            7.751539           10.874738           40.29%                 28,960        2003
Q/NQ                              11.034945            7.751539          -29.75%                      0        2002
                                  10.000000           11.034945           10.35%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.291468            2.91%                      0        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.517213           10.295624            8.18%                      0        2004
Large-Cap Japan Fund - Q/NQ        7.053007            9.517213           34.94%                      0        2003
                                   8.584018            7.053007          -17.84%                      0        2002
                                  10.000000            8.584018          -14.16%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.103100           11.03%                      0        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.896915           15.663133           21.45%                 74,115        2004
Leisure Fund - Q/NQ                9.750968           12.896915           32.26%                 47,511        2003
                                  11.667169            9.750968          -16.42%                      0        2002
                                  10.000000           11.667169           16.67%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.724329            7.24%                      0        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.641636           16.337613           19.76%                 20,980        2004
Medius Fund - Q/NQ                 9.127053           13.641636           49.46%                 19,427        2003
                                  12.319744            9.127053          -25.92%                      0        2002
                                  10.000000           12.319744           23.20%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.934691           15.878570           22.76%                    314        2004
Mekros Fund - Q/NQ                 8.029881           12.934691           61.08%                 20,535        2003
                                  12.687322            8.029881          -36.71%                      0        2002
                                  10.000000           12.687322           26.87%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.711581            7.12%                      0        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.371167           13.71%                      0        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.662439           10.859444           12.39%                 18,643        2004
Nova Fund - Q/NQ                   7.079758            9.662439           36.48%                     70        2003
                                  11.234427            7.079758          -36.98%                      0        2002
                                  10.000000           11.234427           12.34%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        11.519235           12.350373            7.22%                 70,258        2004
Fund - Q/NQ                        8.078830           11.519235           42.59%                      0        2003
                                  13.475363            8.078830          -40.05%                      0        2002
                                  10.000000           13.475363           34.75%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            18.595164           15.640573          -15.89%                 37,902        2004
Precious Metals Fund - Q/NQ       13.459476           18.595164           38.16%                 22,591        2003
                                   9.428720           13.459476           42.75%                      0        2002
                                  10.000000            9.428720           -5.71%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.941379           16.437945           27.02%                      0        2004
Real Estate Fund - Q/NQ           10.128549           12.941379           27.77%                      0        2003
                                  10.446786           10.128549           -3.05%                      0        2002
                                  10.000000           10.446786            4.47%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.994959           12.944224            7.91%                 55,688        2004
Retailing Fund - Q/NQ              9.043657           11.994959           32.63%                 20,568        2003
                                  11.812082            9.043657          -23.44%                      0        2002
                                  10.000000           11.812082           18.12%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.754202           10.588752            8.56%                      0        2004
Sector Rotation Fund - Q/NQ        7.658278            9.754202           27.37%                      0        2003
                                  10.000000            7.658278          -23.42%                      0        2002*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.431761           14.32%                      0        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.650618           16.51%                      0        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.573530           12.470107           -0.82%                  6,679        2004
Technology Fund - Q/NQ             7.948565           12.573530           58.19%                 45,105        2003
                                  13.314259            7.948565          -40.30%                      0        2002
                                  10.000000           13.314259           33.14%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.941296            8.773732           10.48%                145,295        2004
Telecommunications Fund -          6.058581            7.941296           31.08%                 23,573        2003
Q/NQ                              10.228141            6.058581          -40.77%                      0        2002
                                  10.000000           10.228141            2.28%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.353454           10.720962           14.62%                      0        2004
Titan 500 Fund - Q/NQ              6.156533            9.353454           51.93%                      0        2003
                                  11.629689            6.156533          -47.06%                      0        2002
                                  10.000000           11.629689           16.30%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.312155           14.847433           20.59%                102,094        2004
Transportation Fund - Q/NQ        10.419656           12.312155           18.16%                 15,568        2003
                                  12.032737           10.419656          -13.41%                      0        2002
                                  10.000000           12.032737           20.33%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.873701           11.553369            6.25%                 12,125        2004
U.S. Government Bond Fund         11.210120           10.873701           -3.00%                  7,077        2003
- Q/NQ                             9.640809           11.210120           16.28%                      0        2002
                                  10.000000            9.640809           -3.59%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.088529            7.121183          -11.96%                      0        2004
Ursa Fund - Q/NQ                  10.804468            8.088529          -25.14%                    486        2003
                                   9.058608           10.804468           19.27%                      0        2002
                                  10.000000            9.058608           -9.41%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.549326            8.683684           15.03%                  2,180        2004
Utilities Fund - Q/NQ              6.139878            7.549326           22.96%                 47,037        2003
                                   9.322478            6.139878          -34.14%                      0        2002
                                  10.000000            9.322478           -6.78%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.934565           10.005107           11.98%                      0        2004
Velocity 100 Fund - Q/NQ           4.587069            8.934565           94.78%                      0        2003
                                  15.322763            4.587069          -70.06%                      0        2002
                                  10.000000           15.322763           53.23%                      0        2001*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       MAXIMUM ADDITIONAL CONTRACT OPTIONS
               ELECTED (TOTAL 2.40%) (VARIABLE ACCOUNT CHARGES OF
             2.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         11.894845           13.117863            10.28%                     0        2004
Portfolios, Inc. -                10.000000           11.894845            18.95%                     0        2003*
American Century VP Income
& Growth Fund: Class III -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         11.417847           12.334859            8.03%                      0        2004
Portfolios, Inc. -                10.000000           11.417847            14.18%                     0        2003*
American Century VP Ultra
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         11.932125           13.315061            11.59%                     0        2004
Portfolios, Inc. -                10.000000           11.932125            19.32%                     0        2003*
American Century VP Value
Fund: Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 12.026583           13.049421            8.50%                      0        2004
Insurance Products Fund -         10.000000           12.026583            20.27%                     0        2003*
VIP Equity-Income
Portfolio: Service Class 2
R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 11.824991           11.902347            0.65%                      0        2004
Insurance Products Fund -         10.000000           11.824991            18.25%                     0        2003*
VIP Growth Portfolio:
Service Class 2 R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 11.977813           13.461018            12.38%                     0        2004
Insurance Products Fund II        10.000000           11.977813            19.78%                     0        2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                 9.740490            9.817437            0.79%                      0        2004
Government Bond Fund:             10.000000            9.740490            -2.60%                     0        2003*
Class III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.272007            2.72%                      0        2004*
Investor Destinations
Conservative Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000            1.486948            4.87%                      0        2004*
Investor Destinations
Moderately Conservative
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.698360            6.98%                      0        2004*
Investor Destinations
Moderate Fund: Class VI -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           10.915438            9.15%                      0        2004*
Investor Destinations
Moderately Aggressive
Fund: Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.089126            10.89%                     0        2004*
Investor Destinations
Aggressive Fund: Class VI
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap        12.013425           13.521021            12.55%                     0        2004
Growth Fund: Class III -          10.000000           12.013425            20.13%                     0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.847189            9.650680           -2.00%                      0        2004
Market Fund II - Q/NQ             10.000000            9.847189           -1.53%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                11.572280           12.405515            7.20%                      0        2004
Nationwide(R) Fund: Class           10.000000           11.572280           15.72%                      0        2003*
III - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth        12.111778           13.406513           10.69%                      0        2004
Fund: Class III - Q/NQ            10.000000           12.111778           21.12%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         13.812663           15.823234           14.56%                      0        2004
Fund:  Class III - Q/NQ           10.000000           13.812663           38.13%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           12.798511           14.872304           16.20%                      0        2004
Fund: Class III - Q/NQ            10.000000           12.798511           27.99%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             7.511125            6.463456          -13.95%                      0        2004
Arktos Fund - Q/NQ                10.000000            7.511125          -24.89%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.151861           13.607990           11.98%                      0        2004
Banking Fund - Q/NQ               10.000000           12.151861           21.52%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.128136           15.482512           17.93%                      0        2004
Basic Materials Fund - Q/NQ       10.000000           13.128136           31.28%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.794221           11.637625           -1.33%                      0        2004
Biotechnology Fund - Q/NQ         10.000000           11.794221           17.94%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.703713           12.942565           10.59%                      0        2004
Consumer Products Fund -          10.000000           11.703713           17.04%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.270898           10.866786          -23.85%                      0        2004
Electronics Fund - Q/NQ           10.000000           14.270898           42.71%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.468197           14.805440           29.10%                      0        2004
Energy Fund - Q/NQ                10.000000           11.468197           14.68%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.754696           12.732965           30.53%                      0        2004
Energy Services Fund - Q/NQ       10.000000            9.754696           -2.45%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.814109           13.504379           14.31%                      0        2004
Financial Services Fund -         10.000000           11.814109           18.14%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.458212           11.879271            3.67%                      0        2004
Health Care Fund - Q/NQ           10.000000           11.458212           14.58%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.325957           15.070738           13.09%                      0        2004
Internet Fund - Q/NQ              10.000000           13.325957           33.26%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.712214          -12.88%                      0        2004*
Inverse Dynamic Dow 30
Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.665656          -13.34%                      0        2004*
Inverse Mid-Cap Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000            8.427467          -15.73%                      0        2004*
Inverse Small-Cap Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.393396            9.062015          -12.81%                      0        2004
Juno Fund - Q/NQ                  10.000000           10.393396            3.93%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.950733           14.681943           13.37%                      0        2004
Large-Cap Europe Fund -           10.000000           12.950733           29.51%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.260217            2.60%                      0        2004*
Large-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.329881           15.430787            7.68%                      0        2004
Large-Cap Japan Fund - Q/NQ       10.000000           14.329881           43.30%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.069396           10.69%                      0        2004*
Large-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.544997           15.165834           20.89%                      0        2004
Leisure Fund - Q/NQ               10.000000           12.544997           25.45%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.691756            6.92%                      0        2004*
Long Dynamic Dow 30 Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.953064           16.633931           19.21%                      0        2004
Medius Fund - Q/NQ                10.000000           13.953064           39.53%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.769922           18.048340           22.20%                      0        2004
Mekros Fund - Q/NQ                10.000000           14.769922           47.70%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           10.679042            6.79%                      0        2004*
Mid-Cap Growth Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.336649           13.37%                      0        2004*
Mid-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.524174           14.011125           11.87%                      0        2004
Nova Fund - Q/NQ                  10.000000           12.524174           25.24%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust - OTC        12.274128           13.099361            6.72%                      0        2004
Fund - Q/NQ                       10.000000           12.274128           22.74%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            15.207562           21.732429          -16.28%                      0        2004
Precious Metals Fund - Q/NQ       10.000000           15.207562           52.08%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.855633           14.989762           26.44%                      0        2004
Real Estate Fund - Q/NQ           10.000000           11.855633           18.56%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.361375           13.278424            7.42%                      0        2004
Retailing Fund - Q/NQ             10.000000           12.361375           23.61%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.889647           12.847686            8.06%                      0        2004
Sector Rotation Fund - Q/NQ       10.000000           11.889647           18.90%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.397047           13.97%                      0        2004*
Small-Cap Growth Fund -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.000000           11.615242           16.15%                 16.15%        2004*
Small-Cap Value Fund - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.391617           13.220507           -1.28%                      0        2004
Technology Fund - Q/NQ            10.000000           13.391617           33.92%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            12.116893           13.325631            9.98%                      0        2004
Telecommunications Fund -         10.000000           12.116893           21.17%                      0        2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            13.573402           15.486526           14.09%                      0        2004
Titan 500 Fund - Q/NQ             10.000000           13.573402           35.73%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            11.727610           14.077637           20.04%                      0        2004
Transportation Fund - Q/NQ        10.000000           11.727610           17.28%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             9.559329           10.110225            5.76%                      0        2004
U.S. Government Bond Fund         10.000000            9.559329           -4.41%                      0        2003*
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -             8.237928            7.219409          -12.36%                      0        2004
Ursa Fund - Q/NQ                  10.000000            8.237928          -17.62%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            10.954235           12.542404           14.50%                      0        2004
Utilities Fund - Q/NQ             10.000000           10.954235            9.54%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Rydex Variable Trust -            14.933789           16.646439           11.47%                      0        2004
Velocity 100 Fund - Q/NQ          10.000000           14.933789           49.34%                      0        2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

ASSETS:
  Investments at fair value:
    American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
      503,393 shares (cost $3,316,197) ...............................................  $   3,684,837
    American Century VP - Ultra/(R)/ Fund - Class III (ACVPUltra3)
      95,215 shares (cost $885,632) ..................................................        966,428
    American Century VP - Value Fund - Class III (ACVPVal3)
      729,778 shares (cost $5,842,333) ...............................................      6,385,554
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
      219,782 shares (cost $5,058,369) ...............................................      5,496,759
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
      81,301 shares (cost $2,477,880) ................................................      2,564,234
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 R (FidVIPConS2R)
      264,664 shares (cost $6,327,580) ...............................................      6,958,029
    Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
      589,308 shares (cost $6,961,284) ...............................................      6,853,655
    Gartmore GVIT ID Aggressive Fund - Class VI (GVITIDAgg6)
      38,141 shares (cost $409,439) ..................................................        439,385
    Gartmore GVIT ID Conservative Fund - Class VI (GVITIDCon6)
      139,117 shares (cost $1,431,678) ...............................................      1,453,775
    Gartmore GVIT ID Moderate Fund - Class VI (GVITIDMod6)
      834,568 shares (cost $8,883,152) ...............................................      9,380,543
    Gartmore GVIT ID Moderately Aggressive Fund - Class VI (GVITIDModAg6)
      239,013 shares (cost $2,596,164) ...............................................      2,751,038
    Gartmore GVIT ID Moderately Conservative Fund - Class VI (GVITIDModCon6)
      65,858 shares (cost $696,221) ..................................................        717,847
    Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
      48,025 shares (cost $1,050,440) ................................................      1,189,590
    Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
      186,615,634 shares (cost $186,615,634) .........................................    186,615,634
    Gartmore GVIT Nationwide/(R)/ Fund - Class III (GVITNWFund3)
      75,971 shares (cost $769,459) ..................................................        847,074
    Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
      68,127 shares (cost $879,083) ..................................................        996,694
    Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
      160,518 shares (cost $1,973,659) ...............................................      2,028,943
    Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
      73,129 shares (cost $1,684,247) ................................................      1,680,494
    Rydex Variable Trust - Arktos Fund (RyArktos)
      351,097 shares (cost $7,492,581) ...............................................      7,457,292
    Rydex Variable Trust - Banking Fund (RyBank)
      428,170 shares (cost $14,970,009) ..............................................     15,538,302
    Rydex Variable Trust - Basic Materials Fund (RyBasicM)
      962,171 shares (cost $29,085,099) ..............................................     31,424,502
    Rydex Variable Trust - Biotechnology Fund (RyBioTech)
      182,533 shares (cost $3,512,979) ...............................................      3,524,709

                                                                                          (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

    Rydex Variable Trust - Consumer Products Fund (RyConsProd)
      506,535 shares (cost $15,692,431) ..............................................  $  16,690,326
    Rydex Variable Trust - Electronics Fund (RyElec)
      496,012 shares (cost $6,434,466) ...............................................      6,532,479
    Rydex Variable Trust - Energy Fund (RyEnergy)
      1,146,412 shares (cost $33,446,890) ............................................     34,025,494
    Rydex Variable Trust - Energy Services Fund (RyEnSvc)
      428,830 shares (cost $8,925,747) ...............................................      8,941,100
    Rydex Variable Trust - Financial Services Fund (RyFinSvc)
      928,404 shares (cost $26,224,165) ..............................................     28,204,916
    Rydex Variable Trust - Health Care Fund (RyHealthC)
      712,918 shares (cost $17,221,101) ..............................................     18,150,890
    Rydex Variable Trust - Internet Fund (RyNet)
      1,655,906 shares (cost $26,397,804) ............................................     28,166,963
    Rydex Variable Trust - Inverse Dynamic Dow 30 Fund (RyInDyDow)
      43,307 shares (cost $2,024,805) ................................................      1,871,714
    Rydex Variable Trust - Inverse Mid Cap Fund (RyInMidCap)
      17,572 shares (cost $799,854) ..................................................        773,715
    Rydex Variable Trust - Inverse Small Cap Fund (RyInSmCap)
      20,988 shares (cost $912,521) ..................................................        898,694
    Rydex Variable Trust - Juno Fund (RyJuno)
      694,799 shares (cost $15,414,009) ..............................................     15,250,848
    Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
      1,049,300 shares (cost $25,840,101) ............................................     23,735,173
    Rydex Variable Trust - Large Cap Growth Fund (RyLgCapGr)
      254,076 shares (cost $6,561,155) ...............................................      6,542,468
    Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
      280,107 shares (cost $7,387,290) ...............................................      7,778,584
    Rydex Variable Trust - Large Cap Value Fund (RyLgCapVal)
      169,261 shares (cost $4,698,535) ...............................................      4,685,140
    Rydex Variable Trust - Leisure Fund (RyLeisure)
      1,256,881 shares (cost $29,406,621) ............................................     31,912,216
    Rydex Variable Trust - Long Dynamic Dow 30 Fund (RyLDyDow)
      266,806 shares (cost $7,200,239) ...............................................      6,907,602
    Rydex Variable Trust - Medius Fund (RyMedius)
      671,528 shares (cost $17,275,118) ..............................................     17,795,504
    Rydex Variable Trust - Mekros Fund (RyMekros)
      2,183,623 shares (cost $70,714,226) ............................................     73,478,927
    Rydex Variable Trust - Mid Cap Growth Fund (RyMidCapGr)
      224,253 shares (cost $6,004,299) ...............................................      6,083,993
    Rydex Variable Trust - Mid Cap Value Fund (RyMidCapVal)
      309,273 shares (cost $8,552,182) ...............................................      8,375,115
    Rydex Variable Trust - Nova Fund (RyNova)
      5,846,870 shares (cost $46,397,510) ............................................     48,295,147
    Rydex Variable Trust - OTC Fund (RyOTC)
      3,736,579 shares (cost $52,787,266) ............................................     53,769,377
    Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
      2,098,575 shares (cost $19,360,035) ............................................     17,984,786
    Rydex Variable Trust - Real Estate Fund (RyRealEst)
      281,300 shares (cost $10,636,308) ..............................................     10,695,017

                                                                                           (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

    Rydex Variable Trust - Retailing Fund (RyRetail)
      547,716 shares (cost $13,462,672) ..............................................  $  14,596,624
    Rydex Variable Trust - Sector Rotation Fund (RySectRot)
      725,642 shares (cost $7,364,589) ...............................................     8,098,168
    Rydex Variable Trust - Small Cap Growth Fund (RySmCapGr)
      367,887 shares (cost $10,519,106) ..............................................     10,503,176
    Rydex Variable Trust - Small Cap Value Fund (RySmCapVal)
      609,534 shares (cost $17,701,029) ..............................................     17,578,951
    Rydex Variable Trust - Technology Fund (RyTech)
      872,896 shares (cost $11,303,977) ..............................................     11,784,102
    Rydex Variable Trust - Telecommunications Fund (RyTele)
      1,097,773 shares (cost $21,401,741) ............................................     22,537,277
    Rydex Variable Trust - Titan 500 Fund (RyTitan500)
      669,030 shares (cost $13,208,738) ..............................................     13,266,869
    Rydex Variable Trust - Transportation Fund (RyTrans)
      1,076,466 shares (cost $29,825,853) ............................................     33,854,845
    Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
      1,797,570 shares (cost $21,232,125) ............................................     21,355,135
    Rydex Variable Trust - Ursa Fund (RyUrsa)
      1,955,406 shares (cost $10,377,400) ............................................     10,148,555
    Rydex Variable Trust - Utilities Fund (RyUtil)
      476,627 shares (cost $8,050,349) ...............................................      8,264,714
    Rydex Variable Trust - Velocity 100 Fund (RyVel100)
      1,115,605 shares (cost $25,267,599) ............................................     25,759,308
    Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
      4,531 shares (cost $95,978) ....................................................         58,767
    Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
      244,619 shares (cost $4,410,793) ...............................................      4,412,919
    Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
      127,604 shares (cost $127,604) .................................................        127,604
                                                                                        -------------
              Total investments ......................................................    978,848,520
  Accounts receivable ................................................................        287,113
                                                                                        -------------
              Total assets ...........................................................    979,135,633
  Accounts payable ...................................................................        -
                                                                                        -------------
  Contract owners' equity (note 4) ...................................................  $ 979,135,633
                                                                                        =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                         Total        ACVPIncGr3      ACVPUltra3        ACVPVal3      FidVIPEIS2R
                                                    --------------   -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ........................      $   7,063,662          31,257               -          25,471          36,141
  Mortality and expense risk charges (note 2)..        (12,198,039)        (41,055)        (10,702)        (57,729)        (55,614)
                                                     -------------   -------------   -------------   -------------   -------------
   Net investment income (loss) ...............         (5,134,377)         (9,798)        (10,702)        (32,258)        (19,473)
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .......      6,169,730,504       1,000,954         631,482       1,585,416       1,540,793
  Cost of mutual fund shares sold .............     (6,188,483,249)       (868,586)       (592,572)     (1,369,615)     (1,388,895)
                                                     -------------   -------------   -------------   -------------   -------------
   Realized gain (loss) on investments ........        (18,752,745)        132,368          38,910         215,801         151,898
  Change in unrealized gain (loss)
   on investments .............................         24,337,196         206,907          40,339         371,333         279,188
                                                     -------------   -------------   -------------   -------------   -------------
   Net gain (loss) on investments .............          5,584,451         339,275          79,249         587,134         431,086
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ....................          9,841,030               -               -          19,758           8,880
                                                     -------------   -------------   -------------   -------------   -------------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      $  10,291,104         329,477          68,547         574,634         420,493
                                                     =============   =============   =============   =============   =============

                                                      FidVIPGrS2R    FidVIPConS2R     GVITGvtBd3
                                                    --------------   -------------   -------------
Investment activity:
  Reinvested dividends ........................              3,015           8,014         351,474
  Mortality and expense risk charges
   (note 2) ...................................            (30,507)        (63,897)        (88,358)
                                                     -------------   -------------   -------------
   Net investment income (loss) ...............            (27,492)        (55,883)        263,116
                                                     -------------   -------------   -------------

  Proceeds from mutual fund shares sold .......            693,334       2,519,596       5,842,991
  Cost of mutual fund shares sold .............           (637,343)     (2,245,012)     (6,082,140)
                                                     -------------   -------------   -------------
   Realized gain (loss) on investments ........             55,991         274,584        (239,149)
  Change in unrealized gain (loss)
   on investments .............................            (12,278)        452,449         (85,668)
                                                     -------------   -------------   -------------
   Net gain (loss) on investments .............             43,713         727,033        (324,817)
                                                     -------------   -------------   -------------
  Reinvested capital gains ....................                  -               -         125,495
                                                     -------------   -------------   -------------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................             16,221         671,150          63,794
                                                     =============   =============   =============

                                               GVITIDAgg6       GVITIDCon6       GVITIDMod6      GVITIDModAG6
                                             --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ...................   $        5,145           19,738          120,784           28,597
  Mortality and expense risk charges
   (note 2) ..............................           (2,077)          (8,357)         (44,080)         (12,018)
                                             --------------   --------------   --------------   --------------
    Net investment income (loss) .........            3,068           11,381           76,704           16,579
                                             --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ..           24,644          242,196          534,424          140,003
  Cost of mutual fund shares sold ........          (25,890)        (240,560)        (536,013)        (135,604)
                                             --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..           (1,246)           1,636           (1,589)           4,399
  Change in unrealized gain (loss)
   on investments ........................           29,946           22,097          497,391          154,874
                                             --------------   --------------   --------------   --------------
  Net gain (loss) on investments .........           28,700           23,733          495,802          159,273
                                             --------------   --------------   --------------   --------------
  Reinvested capital gains ...............            5,645            7,926           15,160           23,571
                                             --------------   --------------   --------------   --------------
     Net increase (decrease) in contract
      owners equity resulting from
      operations .........................   $       37,413           43,040          587,666          199,423
                                             ==============   ==============   ==============   ==============
                                              GVITIDModCon6     GVITSMdCpGr3      GVITMyMkt2      GVITNWFund3
                                             --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ...................            9,498                -        1,060,586           10,479
  Mortality and expense risk charges
   (note 2) ..............................           (3,850)         (15,936)      (3,578,317)         (13,196)
                                             --------------   --------------   --------------   --------------
    Net investment income (loss) .........            5,648          (15,936)      (2,517,731)          (2,717)
                                             --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ..          131,798        1,019,638    1,647,905,957          676,263
  Cost of mutual fund shares sold ........         (131,195)        (988,297)  (1,647,905,957)        (613,183)
                                             --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..              603           31,341                          - 63,080

  Change in unrealized gain (loss)
   on investments ........................           21,626          116,785                -           15,777
                                             --------------   --------------   --------------   --------------
    Net gain (loss) on investments .......           22,229          148,126                -           78,857
                                             --------------   --------------   --------------   --------------
  Reinvested capital gains ...............            1,638                -                -                -
                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................           29,515          132,190       (2,517,731)          76,140
                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                     GVITSmCapGr3      GVITSmCAPVal3      GVITSmComp3         RyArktos
                                                    ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ..........................   $             -                39                 -                 -
  Mortality and expense risk charges (note 2) ...           (15,010)          (35,109)          (23,442)         (299,744)
                                                    ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ................           (15,010)          (35,070)          (23,442)         (299,744)
                                                    ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold .........           903,195         2,912,732         1,213,766       604,335,189
  Cost of mutual fund shares sold ...............          (803,605)       (2,711,447)       (1,037,091)     (611,755,229)
                                                    ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .........            99,590           201,285           176,675        (7,420,040)
  Change in unrealized gain (loss)
   on investments ...............................            54,217          (100,530)          (98,225)           65,793
                                                    ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..............           153,807           100,755            78,450        (7,354,247)
                                                    ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ......................                 -           140,747           188,614                 -
                                                    ---------------   ---------------   ---------------   ---------------
    Net increase  (decrease) in contract owners'
     equity resulting from operations ...........   $       138,797           206,432           243,622        (7,653,991)
                                                    ===============   ===============   ===============   ===============
                                                        RyBank            RyBasicM         RyBioTech        RyConsProd
                                                    ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ..........................            52,462             7,835                 -             4,218
  Mortality and expense risk charges (note 2) ...          (247,396)         (294,984)         (183,261)         (283,713)
                                                    ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ................          (194,934)         (287,149)         (183,261)         (279,495)
                                                    ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold .........        64,284,191        72,887,650        92,999,192        62,149,174
  Cost of mutual fund shares sold ...............       (63,268,139)      (71,885,879)      (95,748,701)      (62,640,901)
                                                    ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .........         1,016,052         1,001,771        (2,749,509)         (491,727)

  Change in unrealized gain (loss)
   on investments ...............................           155,030         1,930,801           (92,533)          829,914
                                                    ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..............         1,171,082         2,932,572        (2,842,042)          338,187
                                                    ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ......................           402,833           444,807                 -           181,751
                                                    ---------------   ---------------   ---------------   ---------------
    Net increase  (decrease) in contract owners'
     equity resulting from operations ...........         1,378,981         3,090,230        (3,025,303)          240,443
                                                    ===============   ===============   ===============   ===============

                                                   RyElec          RyEnergy         RyEnSvc          RyFinSvc
                                               -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ......................  $           -            1,347                -           36,871
  Mortality and  expense risk charges
   (note 2) .................................        (70,887)         (421,499)        (139,873)        (287,532)
                                               -------------    -------------    -------------    -------------
    Net investment income (loss) ............        (70,887)        (420,152)        (139,873)        (250,661)
                                               -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold .....     63,739,843       84,670,781       80,604,469       43,278,443
  Cost of mutual fund shares sold ...........    (64,931,506)     (78,741,204)     (79,537,191)     (42,452,393)
                                               -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .....      (1,191,663)       5,929,577        1,067,278          826,050
  Change in unrealized gain (loss)
   on investments ...........................          3,347         (145,824)          47,726        1,598,681
                                               -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..........     (1,188,316)       5,783,753        1,115,004        2,424,731
                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ..................              -            9,181                -                -
                                               -------------    -------------    -------------    -------------
    Net increase(decrease) in contract
     owners' equity resulting from
     operations .............................  $  (1,259,203)       5,372,782          975,131        2,174,070
                                               =============    =============    =============    =============
                                                 RyHealthC           RyNet         RyInDyDow        RyInMidCap
                                               -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ......................              -                -                -                -
  Mortality and  expense risk charges
   (note 2) .................................       (279,469)        (310,205)         (14,698)         (13,464)
                                               -------------    -------------    -------------    -------------
    Net investment income (loss) ............       (279,469)        (310,205)         (14,698)         (13,464)
                                               -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .....     75,930,701       87,510,338       12,718,185       18,462,145
  Cost of mutual fund shares sold ...........    (77,386,413)     (87,294,940)     (13,060,635)     (18,729,902)
                                               -------------    -------------    -------------    -------------
   Realized gain (loss) on investments ......     (1,455,712)         215,398         (342,450)        (267,757)

  Change in unrealized gain (loss)
   on investments ...........................        585,799          690,286         (153,092)         (26,138)
                                               -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..........       (869,913)         905,684         (495,542)        (293,895)
                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ..................        176,596                -           45,106                -
                                               -------------    -------------    -------------    -------------
    Net increase(decrease) in contract
     owners' equity resulting from
     operations .............................       (972,786)         595,479         (465,134)        (307,359)
                                               =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                  RyInSmCap         RyJuno       RyLgCapEuro     RyLgCapGr
                                               ---------------   ------------   -------------   -----------
Investment activity:
  Reinvested dividends .....................   $             -              -       3,302,881        32,859
  Mortality and expense risk charges
   (note 2) ................................           (85,616)      (259,185)       (161,637)      (29,436)
                                               ---------------   ------------   -------------   -----------
    Net investment income (loss) ...........           (85,616)      (259,185)      3,141,244         3,423
                                               ---------------   ------------   -------------   -----------

  Proceeds from mutual fund shares sold ....        98,326,105    109,779,835      61,236,580    60,177,038
  Cost of mutual fund shares sold ..........       (99,914,102)  (112,131,014)    (61,552,504)  (60,302,128)
    Realized gain (loss) on investments ....        (1,587,997)    (2,351,179)       (315,924)     (125,090)
                                               ---------------   ------------   -------------   -----------
  Change in unrealized gain (loss)
   on investments ..........................           (13,826)       (95,132)     (1,121,499)      (18,687)
                                               ---------------   ------------   -------------   -----------
    Net gain (loss) on investments .........        (1,601,823)    (2,446,311)     (1,437,423)     (143,777)
                                               ---------------   ------------   -------------   -----------
  Reinvested capital gains .................                 -        168,348          51,883        38,603
                                               ---------------   ------------   -------------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................   $    (1,687,439)    (2,537,148)      1,755,704      (101,751)
                                               ===============   ============   =============   ===========
                                                RyLgCapJapan      RyLgCapVal      RyLeisure      RyLDyDow
                                               ---------------   ------------   -------------   -----------
Investment activity:
  Reinvested dividends .....................                 -         18,031               -       303,532
  Mortality and expense risk charges
   (note 2) ................................          (111,751)       (27,259)       (282,006)      (21,207)
                                               ---------------   ------------   -------------   -----------
    Net investment income (loss) ...........          (111,751)        (9,228)       (282,006)      282,325
                                               ---------------   ------------   -------------   -----------

  Proceeds from mutual fund shares sold ....        91,649,314     25,720,274      49,056,763    55,415,790
  Cost of mutual fund shares sold ..........       (93,405,016)   (25,375,489)    (47,422,885)  (54,825,810)
                                               ---------------   ------------   -------------   -----------
  Realized gain (loss) on investments ......        (1,755,702)       344,785       1,633,878       589,980

  Change in unrealized gain (loss)
   on investments ..........................           194,639        (13,395)      1,877,355      (292,637)
                                               ---------------   ------------   -------------   -----------
    Net gain (loss) on investments .........        (1,561,063)       331,390       3,511,233       297,343
                                               ---------------   ------------   -------------   -----------
  Reinvested capital gains .................                 -         51,274         133,533        31,879
                                               ---------------   ------------   -------------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................        (1,672,814)       373,436       3,362,760       611,547
                                               ===============   ============   =============   ===========

                                                RyMedius       RyMekros      RyMidCapGr     RyMidCapVal
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .....................  $          -              -              -          1,012
  Mortality and expense risk charges
   (note 2) ................................      (198,551)      (451,744)       (18,141)       (43,937)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ...........      (198,551)      (451,744)       (18,141)       (42,925)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ....   132,477,187    444,087,553     27,816,596     52,270,712
  Cost of mutual fund shares sold ..........  (133,608,910)  (449,391,754)   (27,797,676)   (51,697,746)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ....    (1,131,723)    (5,304,201)        18,920        572,966
  Change in unrealized gain (loss)
   on investments ..........................     1,299,781      8,465,437         79,694       (177,067)
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments .........       168,058      3,161,236         98,614        395,899
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains .................     1,153,415      1,535,685              -        383,073
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................  $  1,122,922      4,245,177         80,473        736,047
                                              ============   ============   ============   ============
                                                 RyNova          RyOTC        RyPrecMet      RyRealEst
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .....................        17,859              -              -         52,762
  Mortality and expense risk charges
   (note 2) ................................      (451,544)      (331,399)      (208,607)      (103,266)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ...........      (433,685)      (331,399)      (208,607)       (50,504)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ....   275,895,640    336,711,177     99,940,801    114,214,084
  Cost of mutual fund shares sold ..........  (272,801,045)  (335,635,515)  (103,535,475)  (112,712,119)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ....     3,094,595      1,075,662     (3,594,674)     1,501,965

  Change in unrealized gain (loss)
   on investments ..........................       745,876        566,593     (2,349,450)       146,487
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments .........     3,840,471      1,642,255     (5,944,124)     1,648,452
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains .................             -              -              -        189,057
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................     3,406,786      1,310,856     (6,152,731)     1,787,005
                                              ============   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                 RyRetail      RySectRot      RySmCapGr     RySmCapVal
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ....................   $          -              -              -          7,219
  Mortality and expense risk charges
   (note 2) ...............................       (201,462)      (110,220)       (59,733)       (98,568)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........       (201,462)      (110,220)       (59,733)       (91,349)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...     40,435,464     18,268,220     67,541,051     53,388,345
  Cost of mutual fund shares sold .........    (41,642,324)   (17,931,123)   (66,934,055)   (52,266,970)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...     (1,206,860)       337,097        606,996      1,121,375
  Change in unrealized gain (loss)
   on investments .........................      1,083,617         77,007        (15,931)      (122,078)
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments ........       (123,243)       414,104        591,065        999,297
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains ................        505,186              -        105,611        432,308
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................   $    180,481        303,884        636,943      1,340,256
                                              ============   ============   ============   ============
                                                 RyTech         RyTele       RyTitan500       RyTrans
                                              ------------   ------------   ------------   ------------
Investment activity:
Reinvested dividends ......................              -              -              -              -
  Mortality and expense risk charges
   (note 2) ...............................       (181,757)      (245,348)      (263,623)      (250,035)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........       (181,757)      (245,348)      (263,623)      (250,035)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...     40,370,624     74,779,711    117,693,404     39,790,217
  Cost of mutual fund shares sold .........    (42,482,099)   (73,592,622)  (119,618,878)   (39,588,069)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...     (2,111,475)     1,187,089     (1,925,474)       202,148
  Change in unrealized gain (loss)
   on investments .........................        132,585        830,904        563,273      3,941,658
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on investments ........     (1,978,890)     2,017,993     (1,362,201)     4,143,806
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains                         583,970              -      1,666,699        211,528
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................     (1,576,677)     1,772,645         40,875      4,105,299
                                              ============   ============   ============   ============

                                               RyUSGvtBd        RyUrsa         RyUtil        RyVel100
                                              ------------   ------------   ------------   ------------
Investment activity:
Reinvested dividends ......................   $    626,209              -        148,158        657,714
  Mortality and expense risk charges
   (note 2) ...............................       (274,879)      (402,521)      (143,111)      (173,812)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........        351,330       (402,521)         5,047        483,902
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...    160,585,849    252,641,358     77,987,397    156,679,640
  Cost of mutual fund shares sold .........   (162,067,112)  (260,085,922)   (76,428,107)  (156,176,719)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...     (1,481,263)    (7,444,564)     1,559,290        502,921
  Change in unrealized gain (loss)
   on in vestments ........................         82,099       (228,846)       (73,351)       818,328
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on in vestments .......     (1,399,164)    (7,673,410)     1,485,939      1,321,249
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains ................        771,996              -              -         29,274
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................   $   (275,838)    (8,075,931)     1,490,986      1,834,425
                                              ============   ============   ============   ============
                                               SBGSFundVal    SBTSIntlGro    SBTSLgCap       SBTSMMkt
                                              ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ....................              -            508         80,680          1,267
  Mortality and expense risk charges
   (note 2) ...............................           (222)          (735)       (58,739)        (2,009)
                                              ------------   ------------   ------------   ------------
    Net investment income (loss) ..........           (222)           (227)        21,941           (742)
                                              ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ...        194,695         22,787      1,197,161        289,649
  Cost of mutual fund shares sold .........       (192,217)       (39,926)    (1,292,231)      (289,649)
                                              ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ...          2,478        (17,139)       (95,070)              -
  Change in unrealized gain (loss)
   on investments .........................         (2,783)         26,661        473,866              -
                                              ------------   ------------   ------------   ------------
    Net gain (loss) on in vestments .......           (305)          9,522        378,796              -
                                              ------------   ------------   ------------   ------------
  Reinvested capital gains ................              -              -              -              -
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................           (527)          9,295        400,737           (742)
                                              ============   ============   ============   ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                         Total                      ACVPIncGr3
                                            -----------------------------   ---------------------------
                                                  2004           2003           2004           2003
                                            --------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ..........   $   (5,134,377)     3,041,403         (9,798)        (8,928)
  Realized gain (loss) on investments ...      (18,752,745)    21,657,046        132,368         79,541
  Change in unrealized gain (loss)
   on investments .......................       24,337,196      2,846,878        206,907        166,213
  Reinvested capital gains ..............        9,841,030      9,460,557              -              -
                                            --------------   ------------   ------------   ------------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations ..........................       10,291,104     37,005,884        329,477        236,826
                                            --------------   ------------   ------------   ------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .............      515,114,239    380,210,245      1,470,244      1,128,357
  Transfers between funds ...............                -              -        554,613        (25,189)
  Redemptions (note 3) ..................     (123,318,314)   (36,844,759)      (334,586)       (47,381)
  Annuity benefits ......................          (57,387)       (16,173)             -              -
  Annual contract maintenance charges
   (note 2) .............................           (3,627)        (3,807)             -              -
  Contingent deferred sales charges
   (note 2) .............................       (1,494,199)      (725,177)        (3,567)           (34)
  Adjustments to maintain reserves ......          108,682         20,223            369            (57)
                                            --------------   ------------   ------------   ------------
Net equity transactions .................      390,349,394    342,640,552      1,687,073      1,055,696
                                            --------------   ------------   ------------   ------------

Net change in contract owners' equity ...      400,640,498    379,646,436      2,016,550      1,292,522
 Contract owners' equity beginning
  of period .............................      578,495,135    198,848,699      1,668,821        376,299
                                            --------------   ------------   ------------   ------------
Contract owners' equity end of period ...   $  979,135,633    578,495,135      3,685,371      1,668,821
                                            ==============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .......................       54,236,306     20,915,213        159,457         45,760
                                            --------------   ------------   ------------   ------------
  Units purchased .......................    1,070,192,893    555,705,491        261,659        249,239
  Units redeemed ........................   (1,040,121,266)  (522,384,398)      (105,283)      (135,542)
                                            --------------   ------------   ------------   ------------
  Ending units ..........................       84,307,933     54,236,306        315,833        159,457
                                            ==============   ============   ============   ============
                                                       ACVPULtra3                      ACVPVal3
                                            -----------------------------   ---------------------------
                                                   2004           2003           2004           2003
                                            --------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ..........          (10,702)        (3,476)       (32,258)        (6,192)
  Realized gain (loss) on investments ...           38,910         18,915        215,801         84,659
  Change in unrealized gain (loss) on
   investments ..........................           40,339         50,711        371,333        168,178
  Reinvested capital gains                               -              -         19,758              -
                                            --------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .........................           68,547         66,150        574,634        246,645
                                            --------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .............          604,499        192,839      1,561,607        968,584
  Transfers between funds ...............           10,939       (175,447)     3,014,349        339,048
  Redemptions (note 3) ..................          (56,117)        (1,931)      (581,075)       (89,883)
  Annuity benefits ......................                -              -              -              -
  Annual contract maintenance charges
   (note 2) .............................                -              -              -              -
  Contingent deferred sales charges
   (note 2) .............................              (93)             -         (3,518)          (497)
  Adjustments to maintain reserves ......               48             14            705             11
                                            --------------   ------------   ------------   ------------
      Net equity transactions ...........          559,276         15,475      3,992,068      1,217,263
                                            --------------   ------------   ------------   ------------
Net change in contract owners' equity ...          627,823         81,625      4,566,702      1,463,908
Contract owners' equity beginning
 of period ..............................          338,713        257,088      1,819,797        355,889
                                            --------------   ------------   ------------   ------------
Contract owners' equity end of period ...          966,536        338,713      6,386,499      1,819,797
                                            ==============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .......................           34,588         32,296        165,937         41,169
                                            --------------   ------------   ------------   ------------
  Units purchased .......................          125,055         47,187        532,570        246,822
  Units redeemed ........................          (69,189)       (44,895)      (181,515)      (122,054)
                                            --------------   ------------   ------------   ------------
  Ending units ..........................           90,454         34,588        516,992        165,937
                                            ==============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACTOWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                      FidVIPEIS2R                 FidVIPGrS2R
                                                -------------------------   -------------------------
                                                    2004          2003         2004           2003
                                                -----------   -----------   -----------   -----------
Investment activity:
  Net investment income (loss) ..............   $   (19,473)        5,021       (27,492)       (7,585)
  Realized gain (loss) on investments .......       151,898        (8,134)       55,991        51,205
  Change in unrealized gain (loss)
   on investments ...........................       279,188       162,035       (12,278)      104,222
  Reinvested capital gains ..................         8,880             -             -             -
                                                -----------   -----------   -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................       420,493       158,922        16,221       147,842
                                                -----------   -----------   -----------   -----------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................     1,435,791     1,660,914       817,485       410,837
  Transfers between funds ...................     2,630,669       (82,112)      727,029       656,037
  Redemptions (note 3) ......................      (766,575)     (313,769)     (262,554)      (80,053)
  Annuity benefits ..........................             -             -             -             -
  Annual contract maintenance charges
   (note 2) .................................             -             -             -             -
  Contingent deferred sales charges
   (note 2) .................................        (7,654)      (27,915)       (3,605)         (623)
  Adjustments to maintain reserves ..........           893          (144)          238            45
                                                -----------   -----------   -----------   -----------
      Net equity transactions ...............     3,293,124     1,236,974     1,278,593       986,243
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity .......     3,713,617     1,395,896     1,294,814     1,134,085
Contract owners' equity beginning
 of period ..................................     1,784,156       388,260     1,269,769       135,684
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period .......   $ 5,497,773     1,784,156     2,564,583     1,269,769
                                                -----------   -----------   -----------   -----------

CHANGES IN UNITS:
 Beginning units ............................       170,311        47,451       130,748        18,215
                                                -----------   -----------   -----------   -----------
 Units purchased ............................       507,068       333,897       222,809       175,172
 Units redeemed .............................      (198,697)     (211,037)      (93,539)      (62,639)
                                                -----------   -----------   -----------   -----------
 Ending units ...............................       478,682       170,311       260,018       130,748
                                                ===========   ===========   ===========   ===========

                                                      FidVIPConS2R                 GVITGvtBd3
                                                -------------------------   -------------------------
                                                    2004         2003           2004          2003
                                                -----------   -----------   -----------   -----------
Investment activity:
  Net investment income (loss) ..............       (55,883)      (10,063)      263,116       159,358
  Realized gain (loss) on investments .......       274,584        60,964      (239,149)     (347,439)
  Change in unrealized gain (loss)
   on investments ...........................       452,449       184,027       (85,668)      (50,353)
  Reinvested capital gains ..................             -             -       125,495        16,120
                                                -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................       671,150       234,928        63,794      (222,314)
                                                -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................     2,071,519     1,277,551     3,914,895     2,744,956
  Transfers between funds ...................     2,208,574       381,102      (486,175)   (5,568,901)
  Redemptions (note 3) ......................      (585,090)      (22,859)   (1,036,704)     (163,524)
  Annuity benefits ..........................             -             -             -             -
  Annual contract maintenance charges
   (note 2) .................................             -             -             -             -
  Contingent deferred sales charges
   (note 2) .................................          (583)           (5)      (13,505)       (1,023)
  Adjustments to maintain reserves ..........           831            (2)           48           218
                                                -----------   -----------   -----------   -----------
      Net equity transactions ...............     3,695,251     1,635,787     2,378,559    (2,988,274)
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity .......     4,366,401     1,870,715     2,442,353    (3,210,588)
Contract owners' equity beginning
 of period ..................................     2,592,565       721,850     4,411,443     7,622,031
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period .......     6,958,966     2,592,565     6,853,796     4,411,443
                                                ===========   ===========   ===========   ===========

CHANGES IN UNITS:
  Beginning units ...........................       237,814        83,617       407,518       707,893
                                                -----------   -----------   -----------   -----------
  Units purchased ...........................       639,789       274,280       944,269     1,186,341
  Units redeemed ............................      (314,883)     (120,083)     (730,434)   (1,486,716)
                                                -----------   -----------   -----------   -----------
  Ending units ..............................       562,720       237,814       621,353       407,518
                                                ===========   ===========   ===========   ===========

                                                                 (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                               GVITIDAgg6                     GVITIDCon6
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $      3,068               -         11,381               -
  Realized gain (loss) on investments .............................         (1,246)              -          1,636               -
  Change in unrealized gain (loss) on investments .................         29,946               -         22,097               -
  Reinvested capital gains ........................................          5,645               -          7,926               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................         37,413               -         43,040               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        153,417               -        464,686               -
  Transfers between funds .........................................        248,782               -      1,023,397               -
  Redemptions (note 3) ............................................           (227)              -        (77,349)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................              -               -              -               -
  Adjustments to maintain reserves ................................              4               -             33               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        401,976               -      1,410,767               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        439,389               -      1,453,807               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    439,389               -      1,453,807               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         41,718               -        169,473               -
  Units redeemed ..................................................         (2,382)              -        (28,794)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................         39,336               -        140,679               -
                                                                      ============    ============   ============    ============

                                                                               GVITIDMod6                     GVITIDModAg6
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003            2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................         76,704               -          16,579              -
  Realized gain (loss) on investments .............................         (1,589)              -           4,399              -
  Change in unrealized gain (loss) on investments .................        497,391               -         154,874              -
  Reinvested capital gains ........................................         15,160               -          23,571              -
                                                                      ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        587,666               -         199,423              -
                                                                      ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,319,542               -       1,092,315              -
  Transfers between funds .........................................      7,569,573               -       1,520,544              -
  Redemptions (note 3) ............................................        (95,424)              -         (61,245)             -
  Annuity benefits ................................................              -               -               -              -
  Annual contract maintenance charges (note 2) ....................              -               -               -              -
  Contingent deferred sales charges (note 2) ......................           (815)              -               -              -
  Adjustments to maintain reserves ................................             55               -              41              -
                                                                      ------------    ------------    ------------   ------------
    Net equity transactions .......................................      8,792,931               -       2,551,655              -
                                                                      ------------    ------------    ------------   ------------
Net change in contract owners' equity .............................      9,380,597               -       2,751,078              -
Contract owners' equity beginning of period .......................              -               -               -              -
                                                                      ------------    ------------    ------------   ------------
Contract owners' equity end of period .............................      9,380,597               -       2,751,078              -
                                                                      ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -               -              -
                                                                      ------------    ------------    ------------   ------------
  Units purchased .................................................        925,612               -         273,079              -
  Units redeemed ..................................................        (54,302)              -         (22,570)             -
                                                                      ------------    ------------    ------------   ------------
  Ending units ....................................................        871,310               -         250,509              -
                                                                      ============    ============    ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                              GVITIDModCon6                  GVITSMdCpGr3
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $      5,648               -        (15,936)         (4,885)
  Realized gain (loss) on investments .............................            603               -         31,341          52,457
  Change in unrealized gain (loss) on investments .................         21,626               -        116,785          25,381
  Reinvested capital gains ........................................          1,638               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................         29,515               -        132,190          72,953
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        532,702               -        349,695         755,411
  Transfers between funds .........................................        202,976               -        239,496         (73,881)
  Redemptions (note 3) ............................................        (47,346)              -        (92,147)        (76,273)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................              -               -         (1,998)             (2)
  Adjustments to maintain reserves ................................            (17)              -         28,121          19,775
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        688,315               -        523,167         625,030
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        717,830               -        655,357         697,983
Contract owners' equity beginning of period .......................              -               -        745,472          47,489
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    717,830               -      1,400,829         745,472
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -         76,349           6,721
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         83,300               -        156,724         166,653
  Units redeemed ..................................................        (15,251)              -       (106,778)        (97,025)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................         68,049               -        126,295          76,349
                                                                      ============    ============   ============    ============

                                                                               GVITMyMkt2                     GVITNWFund3
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................     (2,517,731)     (1,862,738)        (2,717)        (11,201)
  Realized gain (loss) on investments .............................              -               -         63,080         167,789
  Change in unrealized gain (loss) on investments .................              -               -         15,777          65,405
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................     (2,517,731)     (1,862,738)        76,140         221,993
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........    422,666,231     321,845,349        472,969       1,348,700
  Transfers between funds .........................................   (325,722,600)   (244,164,688)      (361,279)       (994,899)
  Redemptions (note 3) ............................................    (63,768,571)    (26,267,248)      (142,401)       (163,111)
  Annuity benefits ................................................              -               -         (1,991)              -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................       (620,922)       (572,241)        (1,177)         (6,165)
  Adjustments to maintain reserves ................................          1,638          (5,075)         1,367              (7)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     32,555,776      50,836,097        (32,512)        184,518
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     30,038,045      48,973,359         43,628         406,511
Contract owners' equity beginning of period .......................    156,575,786     107,602,427        805,109         398,598
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................    186,613,831     156,575,786        848,737         805,109
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................     15,999,562      10,851,135         79,403          49,230
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................    374,767,262     174,739,348         62,075         289,914
  Units redeemed ..................................................   (371,500,807)   (169,590,921)       (65,582)       (259,741)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................     19,266,017      15,999,562         75,896          79,403
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                              GVITSmCapGr3                  GVITSmCapVal3
                                                                      ----------------------------   ----------------------------
                                                                           2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    (15,010)         (4,856)       (35,070)         (7,279)
  Realized gain (loss) on investments .............................         99,590          29,148        201,285         120,680
  Change in unrealized gain (loss) on investments .................         54,217          63,432       (100,530)        155,239
  Reinvested capital gains ........................................              -               -        140,747               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        138,797          87,724        206,432         268,640
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        244,329         876,935      1,185,562       1,147,026
  Transfers between funds .........................................       (237,991)         23,461     (1,243,805)        751,026
  Redemptions (note 3) ............................................       (124,197)        (26,860)      (320,808)        (26,057)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (1,693)            (60)        (1,624)           (490)
  Adjustments to maintain reserves ................................           (181)           (903)           684             (19)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................       (119,733)        872,573       (379,991)      1,871,486
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................         19,064         960,297       (173,559)      2,140,126
Contract owners' equity beginning of period .......................        977,782          17,485      2,202,929          62,803
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    996,846         977,782      2,029,370       2,202,929
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        103,064           2,437        200,087           8,822
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         93,967         190,416        258,694         261,055
  Units redeemed ..................................................       (103,165)        (89,789)      (299,506)        (69,790)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................         93,866         103,064        159,275         200,087
                                                                      ============    ============   ============    ============

                                                                               GVITSmComp3                     RyArktos
                                                                      ----------------------------   ----------------------------
                                                                           2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (23,442)         (6,427)      (299,744)         (3,302)
  Realized gain (loss) on investments .............................        176,675          53,855     (7,420,040)     (5,980,882)
  Change in unrealized gain (loss) on investments .................        (98,225)         96,374         65,793        (215,628)
  Reinvested capital gains ........................................        188,614               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        243,622         143,802     (7,653,991)     (6,199,812)
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        578,004         599,246      1,245,257       1,329,481
  Transfers between funds .........................................         46,061         387,140      9,320,539       4,750,523
  Redemptions (note 3) ............................................       (340,916)        (26,066)    (1,627,036)       (540,016)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................           (752)         (1,199)       (19,561)         (7,004)
  Adjustments to maintain reserves ................................            520             273         (6,451)         (4,543)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        282,917         959,394      8,912,748       5,528,441
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        526,539       1,103,196      1,258,757        (671,371)
Contract owners' equity beginning of period .......................      1,154,499          51,303      6,187,096       6,858,467
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      1,681,038       1,154,499      7,445,853       6,187,096
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        106,111           6,534      1,101,548         752,772
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................        138,068         134,843    148,743,675      62,842,409
  Units redeemed ..................................................       (112,534)        (35,266)  (148,316,755)    (62,493,633)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        131,645         106,111      1,528,468       1,101,548
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyBank                         RyBasicM
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (194,934)        (30,076)      (287,149)        (41,064)
  Realized gain (loss) on investments .............................      1,016,052         934,552      1,001,771       1,072,300
  Change in unrealized gain (loss) on investments .................        155,030         419,625      1,930,801         410,040
  Reinvested capital gains ........................................        402,833               -        444,807               -
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................      1,378,981       1,324,101      3,090,230       1,441,276
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,354,138         847,530      2,913,991         628,198
  Transfers between funds .........................................       (177,267)     10,437,955     12,111,082      12,845,420
  Redemptions (note 3) ............................................     (1,366,561)       (146,071)    (1,760,799)       (108,916)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (35,525)           (935)       (33,941)           (879)
  Adjustments to maintain reserves ................................          3,366           1,323          4,649             516
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        778,151      11,139,802     13,234,982      13,364,339
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      2,157,132      12,463,903     16,325,212      14,805,615
Contract owners' equity beginning of period .......................     13,385,712         921,809     15,104,537         298,922
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 15,542,844      13,385,712     31,429,749      15,104,537
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,030,036          91,507      1,218,961          31,224
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      6,707,495       4,494,499      9,661,989       3,916,902
  Units redeemed ..................................................     (6,677,107)     (3,555,970)    (8,737,909)     (2,729,165)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,060,424       1,030,036      2,143,041       1,218,961
                                                                      ============    ============   ============    ============

                                                                                RyBioTech                    RyConsProd
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (183,261)        (70,490)      (279,495)        (34,176)
  Realized gain (loss) on investments .............................     (2,749,509)        516,659       (491,727)        395,462
  Change in unrealized gain (loss) on investments .................        (92,533)        125,224        829,914         184,925
  Reinvested capital gains ........................................              -               -        181,751          30,089
                                                                      ------------    ------------   ------------    ------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...............................     (3,025,303)        571,393        240,443         576,300
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,287,014       1,949,797      1,579,866         408,847
  Transfers between funds .........................................     (2,748,883)      5,703,208     10,531,052       3,684,873
  Redemptions (note 3) ............................................     (1,365,875)       (174,209)    (1,488,939)        (99,470)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (25,000)         (2,226)       (31,880)         (1,184)
  Adjustments to maintain reserves ................................          1,758          (4,911)         2,438              78
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     (1,850,986)      7,471,659     10,592,537       3,993,144
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (4,876,289)      8,043,052     10,832,980       4,569,444
Contract owners' equity beginning of period .......................      8,402,662         359,610      5,859,949       1,290,505
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      3,526,373       8,402,662     16,692,929       5,859,949
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        979,925          58,384        498,453         131,223
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     16,626,562      11,523,439      8,138,475       2,148,794
  Units redeemed ..................................................    (17,196,252)    (10,601,898)    (7,361,630)     (1,781,564)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        410,235         979,925      1,275,298         498,453
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyElec                        RyEnergy
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    (70,887)        (57,085)      (420,152)        (39,606)
  Realized gain (loss) on investments .............................     (1,191,663)        173,291      5,929,577          34,364
  Change in unrealized gain (loss) on investments .................          3,347         101,657       (145,824)        738,722
  Reinvested capital gains ........................................              -               -          9,181               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,259,203)        217,863      5,372,782         733,480
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,151,222         726,398      3,880,957         647,476
  Transfers between funds .........................................     (6,477,430)     12,369,363     12,453,751      12,321,404
  Redemptions (note 3) ............................................       (303,741)       (142,643)    (2,556,593)       (157,545)
  Annuity benefits ................................................              -               -        (29,049)              -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (2,922)         (3,102)       (34,690)         (1,384)
  Adjustments to maintain reserves ................................            763             268         39,860              93
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     (5,632,108)     12,950,284     13,754,236      12,810,044
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (6,891,311)     13,168,147     19,127,018      13,543,524
Contract owners' equity beginning of period .......................     13,425,457         257,310     14,938,467       1,394,943
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $  6,534,146      13,425,457     34,065,485      14,938,467
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,114,654          35,621      1,407,669         158,402
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,192,136       6,853,788     12,210,710       5,298,449
  Units redeemed ..................................................     (8,603,214)     (5,774,755)   (11,150,837)     (4,049,182)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        703,576       1,114,654      2,467,542       1,407,669
                                                                      ============    ============   ============    ============

                                                                                RyEnSvc                       RyFinSvc
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (139,873)        (17,606)      (250,661)        (37,552)
  Realized gain (loss) on investments .............................      1,067,278        (250,352)       826,050         362,395
  Change in unrealized gain (loss) on investments .................         47,726           4,279      1,598,681         391,232
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        975,131        (263,679)     2,174,070         716,075
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,696,813         285,836      1,812,230         610,476
  Transfers between funds .........................................      3,741,467       2,543,518     18,684,435       5,653,150
  Redemptions (note 3) ............................................       (813,263)        (55,157)    (1,813,201)       (117,284)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (10,652)           (921)       (38,760)           (493)
  Adjustments to maintain reserves ................................          3,197           3,579          3,174             247
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      4,617,562       2,776,855     18,647,878       6,146,096
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      5,592,693       2,513,176     20,821,948       6,862,171
Contract owners' equity beginning of period .......................      3,352,149         838,973      7,386,468         524,297
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      8,944,842       3,352,149     28,208,416       7,386,468
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        285,215          76,321        666,736          59,788
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,598,530       6,343,129      7,647,800       3,018,872
  Units redeemed ..................................................     (8,305,065)     (6,134,235)    (6,098,982)     (2,411,924)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        578,680         285,215      2,215,554         666,736
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                               RyHealthC                        RyNet
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (279,469)        (64,946)      (310,205)        (83,580)
  Realized gain (loss) on investments .............................     (1,455,712)        295,555        215,398         926,769
  Change in unrealized gain (loss) on investments .................        585,799         361,382        690,286       1,092,743
  Reinvested capital gains ........................................        176,596               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................       (972,786)        591,991        595,479       1,935,932
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,009,444         995,497      2,457,531       1,702,741
  Transfers between funds .........................................      7,469,982       8,771,766      9,279,897      13,724,569
  Redemptions (note 3) ............................................     (1,519,432)       (161,713)    (1,594,789)       (240,280)
  Annuity benefits ................................................         (2,543)              -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (31,411)         (1,419)       (31,527)         (2,460)
  Adjustments to maintain reserves ................................          3,360             263          5,230           2,119
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      7,929,400       9,604,394     10,116,342      15,186,689
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      6,956,614      10,196,385     10,711,821      17,122,621
Contract owners' equity beginning of period .......................     11,198,164       1,001,779     17,462,819         340,198
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 18,154,778      11,198,164     28,174,640      17,462,819
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,154,231         131,266      1,384,802          43,471
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     11,808,373       6,196,362     10,198,443       5,115,276
  Units redeemed ..................................................    (11,174,820)     (5,173,397)    (9,618,112)     (3,773,945)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,787,784       1,154,231      1,965,133       1,384,802
                                                                      ============    ============   ============    ============

                                                                                RyInDyDow                    RyInMidCap
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (14,698)              -        (13,464)              -
  Realized gain (loss) on investments .............................       (342,450)              -       (267,757)              -
  Change in unrealized gain (loss) on investments .................       (153,092)              -        (26,138)              -
  Reinvested capital gains ........................................         45,106               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................       (465,134)              -       (307,359)              -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        146,836               -         34,633               -
  Transfers between funds .........................................      2,285,236               -      1,112,728               -
  Redemptions (note 3) ............................................        (92,244)              -        (63,455)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (2,981)              -         (2,831)              -
  Adjustments to maintain reserves ................................             (9)              -         (1,755)              -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      2,336,838               -      1,079,320               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      1,871,704               -        771,961               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      1,871,704               -        771,961               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      1,866,075               -      2,134,132               -
  Units redeemed ..................................................     (1,652,680)              -     (2,045,543)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        213,395               -         88,589               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyInSmCap                       RyJuno
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    (85,616)              -       (259,185)        (80,780)
  Realized gain (loss) on investments .............................     (1,587,997)              -     (2,351,179)        434,878
  Change in unrealized gain (loss) on investments .................        (13,826)              -        (95,132)        (68,029)
  Reinvested capital gains ........................................              -               -        168,348               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,687,439)              -     (2,537,148)        286,069
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........          1,361               -      6,189,299       2,254,465
  Transfers between funds .........................................      2,827,957               -      2,428,422       8,475,255
  Redemptions (note 3) ............................................       (238,422)              -     (1,538,332)       (283,244)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (4,761)              -        (19,605)         (4,333)
  Adjustments to maintain reserves ................................             51               -         (2,234)         (1,819)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      2,586,186               -      7,057,550      10,440,324
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        898,747               -      4,520,402      10,726,393
Contract owners' equity beginning of period .......................              -               -     10,726,393               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $    898,747               -     15,246,795      10,726,393
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -      1,091,091               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     12,589,772               -     17,208,213       8,982,854
  Units redeemed ..................................................    (12,483,709)              -    (16,537,296)     (7,891,763)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        106,063               -      1,762,008       1,091,091
                                                                      ============    ============   ============    ============

                                                                           RyLgCapEuro                         RyLgCapGr
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................      3,141,244       1,930,501          3,423               -
  Realized gain (loss) on investments .............................       (315,924)        747,413       (125,090)              -
  Change in unrealized gain (loss) on investments .................     (1,121,499)       (985,810)       (18,687)              -
  Reinvested capital gains ........................................         51,883               -         38,603               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      1,755,704       1,692,104       (101,751)              -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,354,785         541,399         78,370               -
  Transfers between funds .........................................      8,240,899       9,728,471      6,831,393               -
  Redemptions (note 3) ............................................     (1,238,532)        (94,581)      (263,078)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (27,973)           (690)        (2,468)              -
  Adjustments to maintain reserves ................................        (13,449)          6,594            (18)              -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      8,315,730      10,181,193      6,644,199               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     10,071,434      11,873,297      6,542,448               -
Contract owners' equity beginning of period .......................     13,657,286       1,783,989              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     23,728,720      13,657,286      6,542,448               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,241,111         228,764              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,480,027       7,587,949      7,190,671               -
  Units redeemed ..................................................     (7,833,071)     (6,575,602)    (6,557,497)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,888,067       1,241,111        633,174               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         RyLgCapJapan                         RyLgCapVal
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (111,751)        (53,245)        (9,228)              -
  Realized gain (loss) on investments .............................     (1,755,702)        698,148        344,785               -
  Change in unrealized gain (loss) on investments .................        194,639         132,694        (13,395)              -
  Reinvested capital gains ........................................              -               -         51,274               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,672,814)       777,597        373,436                -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        753,555         348,214        382,284               -
  Transfers between funds .........................................      5,075,548         958,875      4,048,131               -
  Redemptions (note 3) ............................................       (782,370)       (191,835)      (117,991)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (8,940)        (10,965)          (719)              -
  Adjustments to maintain reserves ................................          2,248            (417)           134               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      5,040,041       1,103,872      4,311,839               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      3,367,227       1,881,469      4,685,275               -
Contract owners' equity beginning of period .......................      4,412,984       2,531,515              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $  7,780,211       4,412,984      4,685,275               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        458,873         357,322              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     12,969,174      12,673,033      4,059,800               -
  Units redeemed ..................................................    (12,684,241)    (12,571,482)    (3,639,424)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        743,806         458,873        420,376               -
                                                                      ============    ============   ============    ============

                                                                           RyLeisure                           RyLDyDow
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (282,006)        (45,966)       282,325               -
  Realized gain (loss) on investments .............................      1,633,878         244,376        589,980               -
  Change in unrealized gain (loss) on investments .................      1,877,355         650,851       (292,637)              -
  Reinvested capital gains ........................................        133,533               -         31,879               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      3,362,760         849,261        611,547               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,787,599         645,296        197,308               -
  Transfers between funds .........................................     17,956,929       8,479,472      6,321,550               -
  Redemptions (note 3) ............................................     (1,543,059)       (135,716)      (219,547)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (44,024)           (876)        (3,258)              -
  Adjustments to maintain reserves ................................          4,926           1,520             11               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     18,162,371       8,989,696      6,296,064               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     21,525,131       9,838,957      6,907,611               -
Contract owners' equity beginning of period .......................     10,392,637         553,680              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     31,917,768      10,392,637      6,907,611               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        801,265          56,410              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      6,272,799       1,832,165      8,772,667               -
  Units redeemed ..................................................     (5,055,235)     (1,087,310)    (8,131,062)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      2,018,829         801,265        641,605               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                               RyMedius                        RyMekros
                                                                      ----------------------------   ----------------------------
                                                                          2004             2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (198,551)        (81,057)      (451,744)      3,395,108
  Realized gain (loss) on investments .............................     (1,131,723)      1,360,399     (5,304,201)      8,740,422
  Change in unrealized gain (loss) on investments .................      1,299,781        (760,356)     8,465,437      (5,551,779)
  Reinvested capital gains ........................................      1,153,415       1,168,741      1,535,685       3,855,669
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      1,122,922       1,687,727      4,245,177      10,439,420
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,414,381       1,808,296      2,294,854      2,376,1638
  Transfers between funds .........................................      3,451,091       8,084,392      3,005,330      45,519,170
  Redemptions (note 3) ............................................     (1,722,370)       (215,469)    (3,916,324)       (595,047)
  Annuity benefits ................................................              -               -         (1,854)              -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (20,349)         (2,665)       (61,485)         (5,253)
  Adjustments to maintain reserves ................................          6,256           7,670         21,242          67,689
                                                                      ------------    ------------   ------------    ------------
Net equity transactions ...........................................      3,129,009       9,682,224      1,341,763      47,362,727
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      4,251,931      11,369,951      5,586,940      57,802,147
Contract owners' equity beginning of period .......................     13,556,655       2,186,704     67,947,607      10,145,460
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 17,808,586      13,556,655     73,534,547      67,947,607
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        983,334         237,934      5,186,476       1,252,515
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     13,806,449       9,833,343     42,969,288      30,579,981
  Units redeemed ..................................................    (13,715,381)     (9,087,943)   (43,612,615)    (26,646,020)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,074,402         983,334      4,543,149       5,186,476
                                                                      ============    ============   ============    ============

                                                                               RyMidCapGr                    RyMidCapVal
                                                                      ----------------------------   ----------------------------
                                                                          2004             2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (18,141)              -        (42,925)              -
  Realized gain (loss) on investments .............................         18,920               -        572,966               -
  Change in unrealized gain (loss) on investments .................         79,694               -       (177,067)              -
  Reinvested capital gains ........................................              -               -        383,073               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................         80,473               -        736,047               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        122,719               -        613,013               -
  Transfers between funds .........................................      5,954,934               -      7,079,038               -
  Redemptions (note 3) ............................................        (72,457)              -        (52,788)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................         (1,677)              -           (196)              -
  Adjustments to maintain reserves ................................             21               -             82               -
                                                                      ------------    ------------   ------------    ------------
Net equity transactions ...........................................      6,003,540               -      7,639,149               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      6,084,013               -      8,375,196               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      6,084,013               -      8,375,196               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      4,123,599               -      6,686,267               -
  Units redeemed ..................................................     (3,557,503)              -     (5,952,904)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        566,096               -        733,363               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyNova                           RyOTC
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (433,685)       (125,742)      (331,399)       (154,923)
  Realized gain (loss) on investments .............................      3,094,595         868,255      1,075,662       4,012,157
  Change in unrealized gain (loss) on investments .................        745,876       1,230,005        566,593         433,287
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      3,406,786       1,972,518      1,310,856       4,290,521
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,807,358       2,220,166      2,892,061       1,271,857
  Transfers between funds .........................................     21,658,038      17,151,772     42,682,562       3,103,661
  Redemptions (note 3) ............................................     (4,166,057)       (545,850)    (2,795,717)       (963,801)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2).....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (46,758)        (10,439)       (27,479)        (13,607)
  Adjustments to maintain reserves ................................            579           3,000          4,168          (1,446)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     20,253,160      18,818,649     42,755,595       3,396,664
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     23,659,946      20,791,167     44,066,451       7,687,185
Contract owners' equity beginning of period .......................     24,637,798       3,846,631      9,709,977       2,022,792
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 48,297,744      24,637,798     53,776,428       9,709,977
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      2,518,202         540,045        833,609         248,795
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     40,017,639      20,313,349     47,138,166      31,609,469
  Units redeemed ..................................................    (38,159,001)    (18,335,192)   (43,680,740)    (31,024,655)
                                                                      ------------    ------------   ------------    ------------
  Ending units ...................................................       4,376,840       2,518,202      4,291,035         833,609
                                                                      ============    ============   ============    ============

                                                                                RyPrecmet                      RyRealEst
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................       (208,607)       (101,224)       (50,504)         37,390
  Realized gain (loss) on investments .............................     (3,594,674)      1,397,996      1,501,965         373,983
  Change in unrealized gain (loss) on investments .................     (2,349,450)        881,890        146,487         (81,531)
  Reinvested capital gains ........................................              -               -        189,057          95,748
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (6,152,731)      2,178,662      1,787,005         425,590
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,660,989       1,079,631        942,060         713,680
  Transfers between funds .........................................      7,007,438       5,595,230      6,758,132         (13,044)
  Redemptions (note 3) ............................................     (1,067,696)       (318,917)      (858,902)       (129,399)
  Annuity benefits ................................................         (2,951)              -              -               -
  Annual contract maintenance charges (note 2).....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (19,218)         (5,917)        (7,844)           (177)
  Adjustments to maintain reserves ................................          3,433           8,305          1,540           3,001
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      8,581,995       6,358,332      6,834,986         574,061
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      2,429,264       8,536,994      8,621,991         999,651
Contract owners' equity beginning
 of period ........................................................     15,566,822       7,029,828      2,074,868       1,075,217
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     17,996,086      15,566,822     10,696,859       2,074,868
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        828,775         518,500        158,221         105,366
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     10,015,375      11,324,775     11,630,490       2,195,334
  Units redeemed ..................................................     (9,708,354)    (11,014,500)   (11,150,519)     (2,142,479)
                                                                      ------------    ------------   ------------    ------------
  Ending units ...................................................       1,135,796         828,775        638,192         158,221
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyRetail                       RySectRot
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $   (201,462)        (61,774)      (110,220)        (85,137)
  Realized gain (loss) on investments .............................     (1,206,860)        573,157        337,097         796,708
  Change in unrealized gain (loss) on investments .................      1,083,617          57,852         77,007         773,017
  Reinvested capital gains ........................................        505,186          34,941              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        180,481         604,176        303,884       1,484,588
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        942,330         785,251      6,011,480       4,286,031
  Transfers between funds .........................................      7,749,772       5,310,467     (7,568,848)      1,029,946
  Redemptions (note 3) ............................................       (972,180)       (154,257)      (377,640)       (230,836)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (31,454)         (2,710)        (3,646)         (3,540)
  Adjustments to maintain reserves ................................          1,579           2,491          1,556              28
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      7,690,047       5,941,242    (1,937,098)       5,081,629
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      7,870,528       6,545,418     (1,633,214)      6,566,217
Contract owners' equity beginning of period .......................      6,728,717         183,299      9,733,379       3,167,162
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 14,599,245       6,728,717      8,100,165       9,733,379
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        557,769          20,170        989,549         412,002
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      5,325,961       3,439,847      2,199,263       1,834,290
  Units redeemed ..................................................     (4,764,673)     (2,902,248)    (2,435,676)     (1,256,743)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,119,057         557,769        753,136         989,549
                                                                      ============    ============   ============    ============

                                                                                RySmCapGr                     RySmCapVal
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................        (59,733)              -        (91,349)              -
  Realized gain (loss) on investments .............................        606,996               -      1,121,375               -
  Change in unrealized gain (loss) on investments .................        (15,931)              -       (122,078)              -
  Reinvested capital gains ........................................        105,611               -        432,308               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        636,943               -      1,340,256               -
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........        130,902               -        719,911               -
  Transfers between funds .........................................     10,056,602               -     16,412,175               -
  Redemptions (note 3) ............................................       (308,036)              -       (885,099)              -
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (13,237)              -         (8,294)              -
  Adjustments to maintain reserves ................................            211               -            360               -
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      9,866,442               -     16,239,053               -
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     10,503,385               -     17,579,309               -
Contract owners' equity beginning of period .......................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     10,503,385               -     17,579,309               -
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      8,969,045               -      7,933,523               -
  Units redeemed ..................................................     (8,053,711)              -     (6,430,248)              -
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        915,334               -      1,503,275               -
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                 RyTech                         RyTele
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
Net investment income (loss) ......................................   $   (181,757)        (84,241)      (245,348)        (58,711)
  Realized gain (loss) on investments .............................     (2,111,475)        969,240      1,187,089         534,288
  Change in unrealized gain (loss) on investments .................        132,585         447,056        830,904         361,154
  Reinvested capital gains ........................................        583,970         559,717              -              56
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................     (1,576,677)      1,891,772      1,772,645         836,787
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,133,983       1,855,158      1,692,329         680,220
  Transfers between funds .........................................     (2,155,110)      9,699,010     11,354,826       6,646,388
  Redemptions (note 3) ............................................       (838,323)       (208,835)    (1,128,633)       (183,310)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (24,434)         (1,241)       (23,042)         (1,752)
  Adjustments to maintain reserves ................................          2,190           1,315          3,648             919
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................       (881,694)     11,345,407     11,899,128       7,142,465
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (2,458,371)     13,237,179     13,671,773       7,979,252
Contract owners' equity beginning of period .......................     14,246,545       1,009,366      8,870,526         891,274
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 11,788,174      14,246,545     22,542,299       8,870,526
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,124,632         125,977      1,109,456         146,026
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................      4,278,892       3,106,227     13,631,270       4,039,220
  Units redeemed ..................................................     (4,471,053)     (2,107,572)   (12,188,889)     (3,075,790)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        932,471       1,124,632      2,551,837       1,109,456
                                                                      ============    ============   ============    ============

                                                                               RyTitan500                      RyTrans
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
Net investment income (loss) ......................................       (263,623)       (142,676)      (250,035)        (18,088)
  Realized gain (loss) on investments .............................     (1,925,474)      3,541,621        202,148          74,161
  Change in unrealized gain (loss) on investments .................        563,273        (502,523)     3,941,658          91,833
  Reinvested capital gains ........................................      1,666,699       3,018,650        211,528               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................         40,875       5,915,072      4,105,299         147,906
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      2,305,922       2,912,047      1,202,314         245,242
  Transfers between funds .........................................    (11,419,934)     13,903,962     25,967,196       3,441,373
  Redemptions (note 3) ............................................     (1,652,015)       (206,703)    (1,559,340)        (56,853)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (17,155)         (1,894)       (32,292)           (301)
  Adjustments to maintain reserves ................................          7,739          (2,921)         2,525           2,763
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................    (10,775,443)     16,604,491     25,580,403       3,632,224
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................    (10,734,568)     22,519,563     29,685,702       3,780,130
Contract owners' equity beginning of period .......................     24,009,533       1,489,970      4,171,916         391,786
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................     13,274,965      24,009,533     33,857,618       4,171,916
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      2,532,632         240,214        336,896          37,312
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     21,689,144      17,616,120      6,237,589       1,266,221
  Units redeemed ..................................................    (23,000,466)    (15,323,702)    (4,315,250)       (966,637)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,221,310       2,532,632      2,259,235         336,896
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                RyUSGvtBd                       RyUrsa
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $    351,330         201,482       (402,521)       (174,433)
  Realized gain (loss) on investments .............................     (1,481,263)       (331,729)    (7,444,564)     (4,322,602)
  Change in unrealized gain (loss) on investments .................         82,099        (179,693)      (228,846)       (106,285)
  Reinvested capital gains ........................................        771,996         680,826              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................       (275,838)        370,886     (8,075,931)     (4,603,320)
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      3,910,023       5,607,949      1,715,680       1,317,185
  Transfers between funds .........................................      6,871,394      (3,228,737)    14,278,706         689,989
  Redemptions (note 3) ............................................     (2,170,416)     (1,366,185)    (2,332,647)       (761,136)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (11,156)        (13,556)       (40,341)         (9,506)
  Adjustments to maintain reserves ................................        (30,925)        (42,635)        (6,448)           (487)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................      8,568,920         956,836     13,614,950       1,236,045
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................      8,293,082       1,327,722      5,539,019      (3,367,275)
Contract owners' equity beginning of period .......................     12,990,386      11,662,664      4,600,851       7,968,126
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $ 21,283,468      12,990,386     10,139,870       4,600,851
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,181,842       1,033,379        562,511         733,397
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     20,969,688       9,728,210     44,093,089      31,761,416
  Units redeemed ..................................................    (20,339,207)     (9,579,747)   (43,252,088)    (31,932,302)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................      1,812,323       1,181,842      1,403,512         562,511
                                                                      ============    ============   ============    ============


                                                                                RyUtil                         RyVel100
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................          5,047          99,103        483,902         881,017
  Realized gain (loss) on investments .............................      1,559,290         623,733        502,921       1,677,150
  Change in unrealized gain (loss) on investments .................       (73,351)         257,823        818,328        (296,496)
  Reinvested capital gains ........................................              -               -         29,274               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................      1,490,986         980,659      1,834,425       2,261,671
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........      1,254,200         530,655      4,009,950       3,642,353
  Transfers between funds .........................................     (3,125,834)      6,204,232     10,719,922       4,961,670
  Redemptions (note 3) ............................................     (1,164,621)       (118,144)    (3,146,738)       (191,595)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................              -               -              -               -
  Contingent deferred sales charges (note 2) ......................        (19,720)           (733)        (9,487)         (2,761)
  Adjustments to maintain reserves ................................          1,895          (2,300)           594         (46,147)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................     (3,054,080)      6,613,710     11,574,241       8,363,520
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................     (1,563,094)      7,594,369     13,408,666      10,625,191
Contract owners' equity beginning of period .......................      9,829,647       2,235,278     12,325,139       1,699,948
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      8,266,553       9,829,647     25,733,805      12,325,139
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................      1,290,262         361,021      1,367,723         367,836
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................     12,169,742       9,268,751     36,013,715      40,665,851
  Units redeemed ..................................................    (12,524,387)     (8,339,510)   (34,856,384)    (39,665,964)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        935,617       1,290,262      2,525,054       1,367,723
                                                                      ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                                SBGSFundVal                    SBTSIntlGro
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................   $       (222)           (459)          (227)           (144)
  Realized gain (loss) on investments .............................          2,478         (15,744)       (17,139)         (1,099)
  Change in unrealized gain (loss) on investments .................         (2,783)         29,866         26,661          16,009
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................           (527)         13,663          9,295          14,766
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3)  .......          2,512               -              -               -
  Transfers between funds .........................................              -               -              -               -
  Redemptions (note 3) ............................................        (64,972)        (47,385)       (22,028)           (945)
  Annuity benefits ................................................              -               -              -               -
  Annual contract maintenance charges (note 2) ....................            (13)            (30)           (23)            (20)
  Contingent deferred sales charges (note 2) ......................              -               -              -               -
  Adjustments to maintain reserves ................................              4               3             (1)             (5)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................        (62,469)        (47,412)       (22,052)           (970)
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................        (62,996)        (33,749)       (12,757)         13,796
Contract owners' equity beginning of period .......................         62,996          96,745         71,521          57,725
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................   $          -          62,996         58,764          71,521
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................          2,967           6,235          7,357           7,470
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................              -               -              -               -
  Units redeemed ..................................................         (2,967)         (3,268)        (2,161)           (113)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................              -           2,967          5,196           7,357
                                                                      ============    ============   ============    ============

                                                                                SBTSLgCap                        SBTSMMkt
                                                                      ----------------------------   ----------------------------
                                                                          2004            2003           2004            2003
                                                                      ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) ....................................         21,941          16,118           (742)         (1,982)
  Realized gain (loss) on investments .............................        (95,070)       (183,618)             -               -
  Change in unrealized gain (loss) on investments .................        473,866       1,210,978              -               -
  Reinvested capital gains ........................................              -               -              -               -
                                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .............................        400,737       1,043,478           (742)         (1,982)
                                                                      ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 3) ........         85,281               -              2               -
  Transfers between funds .........................................        106,394               -       (106,394)              -
  Redemptions (note 3) ............................................       (979,394)       (574,419)       (63,330)        (21,978)
  Annuity benefits ................................................        (18,999)        (16,173)             -               -
  Annual contract maintenance charges (note 2) ....................         (3,353)         (3,500)          (238)           (257)
  Contingent deferred sales charges (note 2) ......................              -               -              -               -
  Adjustments to maintain reserves ................................           (234)            (47)            22             (12)
                                                                      ------------    ------------   ------------    ------------
    Net equity transactions .......................................       (810,305)       (594,139)      (169,938)        (22,247)
                                                                      ------------    ------------   ------------    ------------
Net change in contract owners' equity .............................       (409,568)         449,339      (170,680)        (24,229)
Contract owners' equity beginning of period .......................      4,822,314       4,372,975        298,317         322,546
                                                                      ------------    ------------   ------------    ------------
Contract owners' equity end of period .............................      4,412,746       4,822,314        127,637         298,317
                                                                      ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units .................................................        334,493         381,396         24,081          25,868
                                                                      ------------    ------------   ------------    ------------
  Units purchased .................................................         13,515               -            475               -
  Units redeemed ..................................................        (67,229)        (46,903)       (14,208)         (1,787)
                                                                      ------------    ------------   ------------    ------------
  Ending units ....................................................        280,779         334,493         10,348          24,081
                                                                      ============    ============   ============    ============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:
            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - Income & Growth Fund - Class III
              (ACVPIncGr3)
              American Century VP - Ultra/(R)/ Fund - Class III (ACVPUltra3) American Century VP - Value Fund - Class III (ACVPVal3)
            Portfolio of the Federated Insurance Series (Federated IS);
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)*
            Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
              Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
              Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)*
            Portfolio of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service
               Class 2 R (FidVIPConS2R)
            Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT); (Gartmore is an affiliate of the Company)
              Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT ID Aggressive Fund - Class VI (GVITIDAgg6)
              Gartmore GVIT ID Conservative Fund - Class VI (GVITIDCon6) Gartmore GVIT ID Moderate Fund - Class VI (GVITIDMod6)
              Gartmore GVIT ID Moderately Aggressive Fund - Class VI (GVITIDModAg6)
              Gartmore GVIT ID Moderately Conservative Fund - Class VI (GVITIDModCon6)
              Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
                (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class III)
              Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
              Gartmore GVIT Nationwide/(R)/ Fund - Class III (GVITNWFund3)
                (formerly Gartmore GVIT Total Return Fund-Class III)
              Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3) Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3) Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
            Portfolios of the Rydex Variable Trust Portfolios;
              Rydex Variable Trust - Arktos Fund (RyArktos)
              Rydex Variable Trust - Banking Fund (RyBank)
              Rydex Variable Trust - Basic Materials Fund (RyBasicM)
              Rydex Variable Trust - Biotechnology Fund (RyBioTech)
              Rydex Variable Trust - Consumer Products Fund (RyConsProd)
              Rydex Variable Trust - Electronics Fund (RyElec)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Rydex Variable Trust - Energy Fund (RyEnergy)
     Rydex Variable Trust - Energy Services Fund (RyEnSvc)
     Rydex Variable Trust - Financial Services Fund (RyFinSvc)
     Rydex Variable Trust - Health Care Fund (RyHealthC)
     Rydex Variable Trust - Internet Fund (RyNet)
     Rydex Variable Trust - Inverse Dynamic Dow 30 Fund (RyInDyDow)
     Rydex Variable Trust - Inverse Mid Cap Fund (RyInMidCap)
     Rydex Variable Trust - Inverse Small Cap Fund (RyInSmCap)
     Rydex Variable Trust - Juno Fund (RyJuno)
     Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
     Rydex Variable Trust - Large Cap Growth Fund (RyLgCapGr)
     Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
     Rydex Variable Trust - Large Cap Value Fund (RyLgCapVal)
     Rydex Variable Trust - Leisure Fund (RyLeisure)
     Rydex Variable Trust - Long Dynamic Dow 30 Fund (RyLDyDow)
     Rydex Variable Trust - Medius Fund (RyMedius)
     Rydex Variable Trust - Mekros Fund (RyMekros)
     Rydex Variable Trust - Mid Cap Growth Fund (RyMidCapGr)
     Rydex Variable Trust - Mid Cap Value Fund (RyMidCapVal)
     Rydex Variable Trust - Nova Fund (RyNova)
     Rydex Variable Trust - OTC Fund (RyOTC)
     Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
     Rydex Variable Trust - Real Estate Fund (RyRealEst)
     Rydex Variable Trust - Retailing Fund (RyRetail)
     Rydex Variable Trust - Sector Rotation Fund (RySectRot)
     Rydex Variable Trust - Small Cap Growth Fund (RySmCapGr)
     Rydex Variable Trust - Small Cap Value Fund (RySmCapVal)
     Rydex Variable Trust - Technology Fund (RyTech)
     Rydex Variable Trust - Telecommunications Fund (RyTele)
     Rydex Variable Trust - Titan 500 Fund (RyTitan500)
     Rydex Variable Trust - Transportation Fund (RyTrans)
     Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
     Rydex Variable Trust - Ursa Fund (RyUrsa)
     Rydex Variable Trust - Utilities Fund (RyUtil)
     Rydex Variable Trust - Velocity 100 Fund (RyVel100)
Portfolios of the Smith Barney Greenwich Street Series Fund (Smith Barney GSSF);
     Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)*
     Smith Barney GSSF - Intermediate High Grade Portfolio (SBSFIHiGr)* Portfolios of the Smith Barney Travelers Series Fund Inc.(Smith Barney TSF);
     Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro) Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
     Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

*At December 31, 2004, contract owners were not invested in the fund.

     Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) -Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                       Nationwide Variable Account-4 Options                           Smith    Market Flex
                                                                                        Barney  Annuity
                                                                                       -------  -----------
Variable Account Charges - Recurring ...............................................    1.30%    1.15%
CDSC Option:
  No CDSC ..........................................................................      -      0.20%
                                                                                       -------  -----------
Death Benefit Options:
  Highest Anniversary Death Benefit ................................................      -      0.20%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii)
     purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
     Highest Anniversary or 5% Enhanced Death Benefit ..............................      -      0.25%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii)
     purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5%
     interest anniversary value.
                                                                                       -------  -----------
Extra Value Option (EV) ............................................................      -      0.45%
  Fee assessed to assets of the variable account for the first seven contract years in exchange for application of 3% credit
   of purchase payments made during first 12 months contract is in force.
                                                                                       -------  -----------
Asset Allocation Service Charge Option .............................................      -      0.35%
  Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
                                                                                       -------  -----------
Maximum Variable Account Charges(1): ...............................................    1.30%    2.40%
                                                                                       -------  -----------

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                   Total      ACVPIncGr3   ACVPUltra3    ACVPVal3    FidVIPEIS2R    FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3
               ------------   ----------   ----------    --------    -----------    -----------   ------------   ----------
1.15% ......   $  1,938,135        5,096        1,335      11,466          7,300          5,414         12,722       18,106
1.30% ......         61,705            -            -           -              -              -              -            -
1.35% ......      2,518,454       15,569        3,772      12,076         12,851          7,146         17,416       26,897
1.40% ......        787,742        4,532        1,411       6,081          6,979          4,438          7,581        5,560
1.50% ......        589,748            1            -           1              -              -              4           28
1.55% ......        377,329          671           29       2,596          3,328            431          2,540        1,605
1.60% ......      1,468,878        6,658        2,689       9,637          9,786          3,319          9,586       14,526
1.70% ......        752,093            -            -           -              1              -              -            1
1.75% ......        554,930            -            -           -              3              3              6            -
1.80% ......        893,739        1,446          149       3,501            643          1,503          1,469        8,966
1.85% ......        484,543        4,391          193       7,364          8,061          3,446          9,215       10,859
1.90% ......        278,200            -            -           -              -              -              -            1
1.95% ......        516,972            2            2           2              1              -              1            7
2.00% ......         77,899            -           46         662            291            755            589          352
2.05% ......        209,068        2,686        1,076       4,342          6,370          4,052          2,766        1,427
2.15% ......        225,777            2            -           -              -              -              2           15
2.20% ......        313,263            1            -           1              -              -              -            7
2.35% ......         31,963            -            -           -              -              -              -            1
2.40% ......        117,601            -            -           -              -              -              -            -
               ------------   ----------   ----------    --------    -----------    -----------   ------------   ----------
  Totals ...   $ 12,198,039       41,055       10,702      57,729         55,614         30,507         63,897       88,358
               ============   ==========   ==========    ========    ===========    ===========   ============   ==========

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

               GVITIDAgg6   GVITIDCon6   GVITIDMod6   GVITIDModAg6   GVITIDModCon6   GVITSMdCpGr3   GVITMyMkt2   GVITNWFund3
               ----------   ----------   ----------   ------------   -------------   ------------   ----------   -----------
1.15% .....    $    1,126          917        1,504            887              92          1,352      648,590           924
1.30% .....             -            -            -              -               -              -            -             -
1.35% .....           116          785        1,789            706             889          6,512    1,090,563         2,808
1.40% .....            17        1,993       24,696          1,051               7          2,437      275,128         1,589
1.50% .....             -            3            -              -               -              1       53,667             -
1.55% .....             -          911        2,009          3,382              57          1,023      152,059           574
1.60% .....           818        1,446       11,613          4,417           1,712          3,077      587,668           397
1.70% .....             -            -            3              5               -              2       50,784             5
1.75% .....             -            -          214              -               -              -       45,979             -
1.80% .....             -           15          733            769              59            232      306,550         1,231
1.85% .....             -        2,103        1,215            505           1,034          1,011      175,395         5,523
1.90% .....             -            -            9              -               -              -       25,780             -
1.95% .....             -            -            2              -               -              5       36,401             -
2.00% .....             -           54            -              -               -              -       22,182            95
2.05% .....             -            -          293            296               -            284       55,136            50
2.15% .....             -            -            -              -               -              -       16,017             -
2.20% .....             -          130            -              -               -              -       22,197             -
2.35% .....             -            -            -              -               -              -        3,813             -
2.40% .....             -            -            -              -               -              -       10,408             -
               ----------   ----------   ----------   ------------   -------------   ------------   ----------   -----------
  Totals ..    $    2,077        8,357       44,080         12,018         3,850           15,936    3,578,317        13,196
               ==========   ==========   ==========   ============   =============   ============   ==========   ===========

             GVITSmCapGr3   GVITSmCapVal3   GVITSmComp3   RyArktos    RyBank    RyBasicM   RyBioTech   RyConsProd
             ------------   -------------   -----------   --------   -------    --------   ---------   ----------
1.15% ....   $      3,148           5,677         3,099     67,779    14,443      28,666      18,520       19,689
1.30% ....              -               -             -          -         -           -           -            -
1.35% ....          5,730          16,065         5,472     59,700    14,819      31,049      18,536       24,811
1.40% ....          1,481           3,414         2,506     17,036     3,691      17,182       5,893        7,621
1.50% ....              -               1             -      3,443    32,129      29,726      17,037       33,129
1.55% ....            433             695           301     13,779     1,368       2,655       1,476        3,173
1.60% ....            968           4,173         6,054     70,261     8,487      11,036       7,513       11,605
1.70% ....              -               -             -      2,942    44,407      43,051      23,999       44,558
1.75% ....              -               -             -      2,926    30,345      27,655      18,000       33,917
1.80% ....          1,638             922         1,048     31,049     6,281      14,490      16,661        9,783
1.85% ....            445           2,561         3,575     14,816     5,211      11,143       1,385        2,319
1.90% ....              -               -             -      1,127    15,998      15,164       9,429       15,912
1.95% ....              2               3             -      2,339    29,908      27,856      18,672       32,001
2.00% ....             65             237           163      2,177       985       1,358       1,878          850
2.05% ....          1,099           1,359         1,224      6,171     1,070       1,496         692          407
2.15% ....              1               2             -        945    12,593      11,271       7,510       14,239
2.20% ....              -               -             -      2,066    17,834      14,281      11,211       20,614
2.35% ....              -               -             -        130     1,378       1,258         742        1,802
2.40% ....              -               -             -      1,058     6,449       5,647       4,107        7,283
             ------------   -------------   -----------   --------   -------    --------   ---------   ----------
  Totals .   $     15,010          35,109        23,442    299,744   247,396     294,984     183,261      283,713
             ============   =============   ===========   ========   =======    ========   =========   ==========

                   RyElec        RyEnergy       RyEnSvc   RyFinSvc   RyHealthC       RyNet    RyInDyDow   RyInMidCap
             ------------   -------------   -----------   --------   ---------   ---------   ----------   ----------
1.15% ....   $      7,779          37,952        20,035     17,054      24,861      20,372        3,587        1,039
1.30% ....              -               -             -          -           -           -            -            -
1.35% ....         12,140          39,376        27,291     17,935      31,941      25,647        2,194        1,846
1.40% ....          8,433          22,122        17,573      4,363       8,560      13,614          243          280
1.50% ....          2,312          46,998         4,919     37,094      27,176      35,856            -            -
1.55% ....          2,891           4,884         2,230      1,766       2,116       2,364           52          124
1.60% ....          7,494          15,862        12,425      8,633      15,042       8,424        6,308        6,581
1.70% ....          2,238          57,617         4,430     50,292      40,125      50,529            -            -
1.75% ....          1,944          43,438         4,411     36,465      28,481      34,257            -            -
1.80% ....         14,591          23,144        17,661      8,496      14,844      20,352        2,060        3,033
1.85% ....          3,010           8,570        11,409      1,080       2,447       4,840          180          474
1.90% ....            813          20,920         1,625     17,614      14,520      18,340            -            -
1.95% ....          1,826          40,325         3,510     35,174      28,257      33,547            -            -
2.00% ....            889           1,969           730      1,572       2,389         713           40           12
2.05% ....            849           2,322         4,132      1,454       2,471       1,751           34           75
2.15% ....          1,077          16,921         2,061     15,953      12,424      12,879            -            -
2.20% ....          1,969          26,476         3,623     22,644      16,874      18,354            -            -
2.35% ....            204           2,245           358      2,273       1,481       1,211            -            -
2.40% ....            428          10,358         1,450      7,670       5,460       7,155            -            -
             ------------   -------------   -----------   --------   ---------   ---------   ----------   ----------
  Totals .   $     70,887         421,499       139,873    287,532     279,469     310,205       14,698       13,464
             ============   =============   ===========   ========   =========   =========   ==========   ==========

                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS,

               RyInSmCap          RyJuno   RyLgCapEuro   RyLgCapGr   RyLgCapJapan   RyLgCapVal    RyLeisure    RyLDyDow
             -----------   -------------   -----------   ---------   ------------   ----------    ---------    --------
1.15% ....   $    51,060          52,972        27,966       7,799         22,512        5,437       16,133       3,955
1.30% ....             -               -             -           -              -            -            -           -
1.35% ....        11,349          67,222        29,286       5,789         21,262       13,515       14,490      10,072
1.40% ....         1,328          27,063        12,088         614         11,288        1,291        7,598         864
1.50% ....             -               -        10,822           -          2,727            1       34,885           -
1.55% ....         5,779           7,318         4,594         887          4,124        1,396        2,367       1,141
1.60% ....         8,288          61,870        17,938       6,424         13,344        3,123        6,405       2,979
1.70% ....             -               1         9,565           -          2,310            -       48,917           -
1.75% ....             -              12         7,627           -          2,233            -       33,032           -
1.80% ....         2,833          15,558        13,044       7,397         17,360        1,561       13,142       1,213
1.85% ....         3,243          12,604         3,692         377          2,395          694       10,848         142
1.90% ....             -               -         3,503           -            904            -       17,585           -
1.95% ....             1               -         6,757           3          1,753            2       32,580           -
2.00% ....           389           1,729         1,290         146          1,208          114        1,726         125
2.05% ....         1,346          12,833         2,423           -          5,028          120        2,609         716
2.15% ....             -               1         2,865           -            743            -       12,781           -
2.20% ....             -               2         5,057           -          1,644            5       18,464           -
2.35% ....             -               -           583           -             91            -        1,130           -
2.40% ....             -               -         2,537           -            825            -        7,314           -
             -----------   -------------   -----------   ---------   ------------   ----------    ---------    --------
  Totals .   $    85,616         259,185       161,637      29,436        111,751       27,259      282,006      21,207
             ===========   =============   ===========   =========   ============   ==========    =========    ========

                RyMedius        RyMekros    RyMidCapGr  RyMidCapVal        RyNova        RyOTC    RyPrecMet   RyRealEst
             -----------   -------------   -----------  -----------  ------------   ----------    ---------   ---------
1.15% ....   $    36,511         132,617         5,573        5,270        71,018       69,176       38,819      24,031
1.30% ....             -               -             -            -             -            -            -           -
1.35% ....        44,615         108,416         6,620       20,326       175,842       76,177       31,201      31,038
1.40% ....        20,925          32,919         1,218        2,605        23,576       25,811       19,983      14,489
1.50% ....         5,711           3,074             -            1        11,897        5,341       12,101       1,582
1.55% ....         6,532          25,582         1,137        3,991        17,987       15,059        3,606       4,079
1.60% ....        27,146          65,013         2,742        8,929        59,418       60,426       16,429      10,478
1.70% ....         5,070           2,792             -            -        10,089        4,782       17,309       1,382
1.75% ....         4,353           2,169             -            -         9,662        4,158       10,448       1,062
1.80% ....        17,761          41,492           511        1,369        20,573       22,516       18,089       7,389
1.85% ....         4,924          13,628           125          423        20,364       11,882       10,114       3,179
1.90% ....         1,874           1,098             -            -         4,078        1,668        5,724         485
1.95% ....         3,708           1,982             -            -         6,562        3,509        9,952         963
2.00% ....         3,162           4,461           162          219         2,813        4,572          579       1,122
2.05% ....        10,245          12,948            53          804         9,083       20,848        1,452         473
2.15% ....         1,535             945             -            -         3,683        1,344        4,508         413
2.20% ....         2,848           1,790             -            -         2,837        2,490        5,896         645
2.35% ....           286             120             -            -         1,015          325          483          88
2.40% ....         1,345             698             -            -         1,047        1,315        1,914         368
             -----------   -------------   -----------  -----------  ------------   ----------    ---------    --------
  Totals .   $   198,551         451,744        18,141       43,937       451,544      331,399      208,607     103,266
             ===========   =============   ===========  ===========  ============   ==========    =========    ========

                RyRetail       RySectRot     RySmCapGr   RySmCapVal        RyTech       RyTele   RyTitan500     RyTrans
             -----------   -------------   -----------  -----------  ------------   ----------    ---------  ----------
1.15% ....   $    10,082          27,381         7,768       16,205        16,991       18,837       98,797      17,107
1.30% ....             -               -             -            -             -            -            -           -
1.35% ....         5,780          27,180        16,917       19,595        27,885       17,500       37,170      16,145
1.40% ....         1,984          12,088         2,619        4,974         8,224        5,329       13,680       6,296
1.50% ....        25,213              53         2,791        6,787        14,057       29,466           34      31,754
1.55% ....         1,216           9,417         6,351        4,789         2,450          697       10,941       1,880
1.60% ....         3,243          15,629         6,803       11,779         9,671        7,238       23,804       5,700
1.70% ....        39,548              79         2,400        5,778        21,434       41,691            -      44,222
1.75% ....        27,692              51         2,749        5,782        16,179       27,092            9      30,073
1.80% ....         4,356           6,435         4,153        7,083        10,631       18,196       55,360      10,709
1.85% ....         4,665           4,328           419        1,140         2,095        1,999       17,752       2,082
1.90% ....        13,779             144           902        2,155         7,920       15,099            -      15,456
1.95% ....        27,627              25         2,086        4,662        17,243       27,367            -      29,504
2.00% ....           984           2,381           473          511         1,073          537        2,406         667
2.05% ....           648           4,855           252          544           191          734        3,666         215
2.15% ....        12,028             107           620        1,502         9,234       11,420            4      13,224
2.20% ....        16,444               -         1,571        3,275        12,363       15,148            -      16,977
2.35% ....         1,407               -           108          327         1,335        1,197            -       1,770
2.40% ....         4,766              67           751        1,680         2,781        5,801            -       6,254
             -----------   -------------   -----------  -----------  ------------   ----------    ---------  ----------
  Totals .   $   201,462         110,220        59,733       98,568       181,757      245,348      263,623     250,035
             ===========   =============   ===========  ===========  ============   ==========    =========  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

               RyUSGvtBd    RyUrsa    RyUtil   RyVel100   SBGSFundVal   SBTSIntlGro    SBTSLgCap     SBTSMMkt
              ----------   -------   -------   --------   -----------   -----------   ----------   ----------
1.15% .....   $   53,078    36,476    16,019     38,014             -             -            -            -
1.30% .....            -         -         -          -           222           735       58,739        2,009
1.35% .....       50,564    28,630    18,740     50,681             -             -            -            -
1.40% .....       13,329    20,061     8,778      9,208             -             -            -            -
1.50% .....       17,397    36,541    13,767        221             -             -            -            -
1.55% .....        7,816     3,617     3,000      8,054             -             -            -            -
1.60% .....       55,233    57,195    10,442     22,974             -             -            -            -
1.70% .....       13,569    54,027    12,135          4             -             -            -            -
1.75% .....       16,140    35,769    10,594          -             -             -            -            -
1.80% .....        7,333    17,414    10,162     26,780             -             -            -            -
1.85% .....        7,990    19,936     8,348     11,375             -             -            -            -
1.90% .....        5,922    18,067     4,585          -             -             -            -            -
1.95% .....        8,840    32,958     9,045          -             -             -            -            -
2.00% .....        1,128       893       542      1,434             -             -            -            -
2.05% .....        2,597     2,609     1,325      5,067             -             -            -            -
2.15% .....        7,688    13,114     4,106          -             -             -            -            -
2.20% .....        2,801    17,367     7,357          -             -             -            -            -
2.35% .....        2,630     1,437       735          -             -             -            -            -
2.40% .....          824     6,410     3,431          -             -             -            -            -
              ----------   -------   -------   --------   -----------   -----------   ----------   ----------
  Totals ..   $  274,879   402,521   143,111    173,812           222           735       58,739        2,009
              ==========   =======   =======   ========   ===========   ===========   ==========   ==========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $4,039,414 and $289, respectively, and total transfers from the Account to the fixed account were $4,150,880 and $10,117, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $2,691,152 and $2,511,790 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received. For guaranteed minimum death benefits, the Company contributed $97,962 and $101,367 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners'equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                         Contract                                                        Investment
                         Expense                           Unit             Contract       Income                Total
                          Rate*           Units         Fair Value       Owners'Equity     Ratio**              Return***
                     ---------------   -----------   -----------------   -------------   ----------   ----------------------------
American Century VP - Income & Growth Fund - Class III
  2004 ..............  1.15% to 2.05%      315,833   $  11.76 to 11.48   $   3,685,371         1.17%      11.69% to 10.77%
  2003 ..............  1.15% to 2.05%      159,457      10.53 to 10.36       1,668,821         0.23%      27.87% to 26.70%
  2002 ..............  1.15% to 1.60%       45,760        8.18 to 8.23         376,299         0.00%    -18.22% to -17.68% (a) (b)

American Century VP - Ultra/(R)/ Fund - Class III
  2004 ..............  1.15% to 2.05%       90,454      10.76 to 10.50         966,536         0.00%        9.41% to 8.49%
  2003 ..............  1.15% to 2.05%       34,588        9.84 to 9.68         338,713         0.00%      23.50% to 22.35%
  2002 ..............  1.15% to 1.55%       32,296        7.94 to 7.97         257,088         0.36%    -20.63% to -20.34% (a) (b)

American Century VP - Value Fund - Class III
  2004 ..............  1.15% to 2.05%      516,992      12.46 to 12.17       6,386,499         0.62%      13.02% to 12.09%
  2003 ..............  1.15% to 2.05%      165,937      11.03 to 10.86       1,819,797         0.72%      27.48% to 26.32%
  2002 ..............  1.15% to 1.60%       41,169        8.60 to 8.65         355,889         0.00%    -14.05% to -13.49% (a) (b)

Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 R
  2004 ..............  1.15% to 2.05%      478,682      11.58 to 11.31       5,497,773         0.99%        9.89% to 8.99%
  2003 ..............  1.15% to 2.05%      170,311      10.54 to 10.38       1,784,156         1.49%      28.62% to 27.43%
  2002 ..............  1.15% to 1.60%       47,451        8.14 to 8.20         388,260         0.00%    -18.58% to -18.04% (a) (b)

Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 R
  2004 ..............  1.15% to 2.05%      260,018        9.95 to 9.71       2,564,583         0.16%        1.94% to 1.08%
  2003 ..............  1.15% to 2.05%      130,748        9.76 to 9.61       1,269,769         0.06%      30.98% to 29.75%
  2002 ..............  1.15% to 1.55%       18,215        7.42 to 7.45         135,684         0.00%    -25.83% to -25.45% (a) (b)

Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 R
  2004 ..............  1.15% to 2.05%      562,720      12.47 to 12.18       6,958,966         0.17%      13.82% to 12.88%
  2003 ..............  1.15% to 2.05%      237,814      10.96 to 10.79       2,592,565         0.14%      26.71% to 25.56%
  2002 ..............  1.15% to 1.60%       83,617      8.59 to 8.65         721,850           0.00%    -14.09% to -13.54% (a) (b)

Gartmore GVIT Government Bond Fund - Class III
  2004 ..............  1.15% to 2.00%      621,353      11.11 to 10.86       6,853,796         6.24%        2.08% to 1.21%
  2003 ..............  1.15% to 2.05%      407,518      10.88 to 10.72       4,411,443         4.68%        0.94% to 0.05%
  2002 ..............  1.15% to 1.60%      707,893      10.72 to 10.78       7,622,031         2.55%        7.18% to 7.82% (a) (b)

Gartmore GVIT ID Aggressive Fund - Class VI
  2004 ..............  1.15% to 1.60%       39,336      11.18 to 11.15         439,389         2.34%      11.83% to 11.49% (a) (b)

Gartmore GVIT ID Conservative Fund - Class VI
  2004 ..............  1.15% to 2.00%      140,679      10.36 to 10.30       1,453,807         2.72%        3.59% to 3.01% (a) (b)

Gartmore GVIT ID Moderate Fund - Class VI
  2004 ..............  1.15% to 2.05%      871,310      10.79 to 10.72       9,380,597         2.58%        7.89% to 7.25% (a) (b)

Gartmore GVIT ID Moderately Aggressive Fund - Class VI
  2004 ..............  1.15% to 2.05%      250,509      11.01 to 10.94       2,751,078         2.08%       10.08% to 9.42% (a) (b)

Gartmore GVIT ID Moderately Conservative Fund - Class VI
  2004 ..............  1.15% to 1.85%       68,049      10.58 to 10.53         717,830         2.65%        5.76% to 5.27% (a) (b)

Gartmore GVIT Mid Cap Growth Fund - Class III
  2004 ..............  1.15% to 2.05%      126,295      11.18 to 10.91       1,400,829         0.00%      13.99% to 13.04%
  2003 ..............  1.15% to 2.05%       76,349        9.81 to 9.65         745,472         0.00%      38.63% to 37.35%
  2002 ..............  1.35% to 1.55%        6,721        7.04 to 7.07          47,489         0.00%    -29.61% to -29.33% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                         Contract                                                        Investment
                         Expense                           Unit             Contract       Income                Total
                          Rate*           Units         Fair Value       Owners'Equity     Ratio**              Return***
                     ---------------   -----------   -----------------   -------------   ----------   ----------------------------
Gartmore GVIT Money Market Fund II - Class I
  2004 ..............  1.15% to 2.40%   19,266,017   $    9.78 to 9.38   $ 186,613,831         0.62%      -0.74% to -1.99%
  2003 ..............  1.15% to 2.40%   15,999,562        9.85 to 9.57     156,575,786         0.18%      -0.97% to -2.22%
  2002 ..............  1.15% to 1.60%   10,851,135        9.84 to 9.95     107,602,427         0.60%      -1.36% to -0.46%
  2001 ..............  1.15% to 1.60%    1,379,982        9.98 to 9.99      13,783,612         0.09%      -0.23% to -0.06% (a) (b)

Gartmore GVIT Nationwide/(R)/ Fund - Class III
  2004 ..............  1.15% to 2.00%       75,896      11.10 to 10.84         831,866         1.27%        8.57% to 7.71%
  2003 ..............  1.15% to 2.05%       79,403      10.22 to 10.06         805,109         0.84%      26.02% to 24.86%
  2002 ..............  1.15% to 1.60%       49,230        8.06 to 8.11         398,598         0.83%    -19.44% to -18.90% (a) (b)

Gartmore GVIT Small Cap Growth Fund - Class III
  2004 ..............  1.15% to 2.05%       93,866      10.68 to 10.42         996,846         0.00%      12.11% to 11.16%
  2003 ..............  1.15% to 2.05%      103,064        9.53 to 9.37         977,782         0.00%      32.56% to 31.32%
  2002 ..............  1.35% to 1.55%        2,437        7.17 to 7.18          17,485         0.00%    -28.31% to -28.22% (a) (b)

Gartmore GVIT Small Cap Value Fund - Class III
  2004 ..............  1.15% to 2.05%      159,275      12.83 to 12.52       2,029,370         0.00%      16.02% to 15.11%
  2003 ..............  1.15% to 2.05%      200,087      11.06 to 10.88       2,202,929         0.00%      54.98% to 53.55%
  2002 ..............  1.15% to 1.60%        8,822        7.09 to 7.14          62,803         0.08%    -29.14% to -28.64% (a) (b)

Gartmore GVIT Small Company Fund - Class III
  2004 ..............  1.15% to 2.05%      131,645      12.88 to 12.58       1,681,038         0.00%      17.69% to 16.74%
  2003 ..............  1.15% to 2.05%      106,111      10.95 to 10.77       1,154,499         0.00%      39.37% to 38.10%
  2002 ..............  1.15% to 1.35%        6,534        7.84 to 7.85          51,303         0.00%    -21.56% to -21.45% (a) (b)

Rydex Variable Trust - Arktos Fund
  2004 ..............  1.15% to 2.05%    1,528,468        4.94 to 4.78       7,445,853         0.00%    -12.85% to -13.75%
  2003 ..............  1.15% to 2.05%    1,101,548        5.67 to 5.54       6,187,096         2.02%    -38.09% to -38.73%
  2002 ..............  1.15% to 1.60%      752,772        9.04 to 9.15       6,858,467         2.03%      31.06% to 32.31%
  2001 ..............      1.35%             3,558                6.91          24,597         0.00%               -30.87% (a) (b)

Rydex Variable Trust - Banking Fund
  2004 ..............  1.15% to 2.40%    1,060,424      14.92 to 14.34      15,542,844         0.36%      13.42% to 12.08%
  2003 ..............  1.15% to 2.40%    1,030,036      13.16 to 12.80      13,385,712         0.52%      30.23% to 28.61%
  2002 ..............  1.15% to 1.60%       91,507       9.99 to 10.10         921,809         0.60%      -2.78% to -1.92%
  2001 ..............  1.15% to 1.40%        9,088      10.30 to 10.30          93,629         0.00%        2.96% to 3.03% (a) (b)

Rydex Variable Trust - Basic Materials Fund
  2004 ..............  1.15% to 2.40%    2,143,041      14.91 to 14.32      31,429,749         0.03%      19.44% to 18.06%
  2003 ..............  1.15% to 2.40%    1,218,961      12.48 to 12.13      15,104,537         0.02%      29.95% to 28.26%
  2002 ..............  1.15% to 1.55%       31,224        9.52 to 9.60         298,922         1.89%    -14.34% to -13.75%
  2001 ..............  1.35% to 1.40%          192      11.13 to 11.13           2,137         0.00%      11.28% to 11.30% (a) (b)

Rydex Variable Trust - Biotechnology Fund
  2004 ..............  1.15% to 2.05%      410,235        8.67 to 8.41       3,526,373         0.00%      -0.06% to -0.92%
  2003 ..............  1.15% to 2.40%      979,925        8.68 to 8.42       8,402,662         0.00%      40.48% to 38.67%
  2002 ..............  1.15% to 1.60%       58,384        6.10 to 6.18         359,610         0.00%    -46.58% to -45.98%
  2001 ..............  1.15% to 1.40%        3,359      11.43 to 11.44          38,404         0.00%      14.29% to 14.36% (a) (b)

Rydex Variable Trust - Consumer Products Fund
  2004 ..............  1.15% to 2.40%    1,275,298      13.31 to 12.79      16,692,929         0.04%      12.00% to 10.67%
  2003 ..............  1.15% to 2.40%      498,453      11.89 to 11.55       5,859,949         0.08%      20.46% to 18.93%
  2002 ..............  1.15% to 1.60%      131,223        9.76 to 9.87       1,290,505         0.06%      -5.56% to -4.72%
  2001 ..............      1.35%               109               10.35           1,128         0.00%                 3.51% (a) (b)

Rydex Variable Trust - Electronics Fund
  2004 ..............  1.15% to 2.40%      703,576        9.37 to 8.99       6,534,146         0.00%    -22.88% to -23.84%
  2003 ..............  1.15% to 2.40%    1,114,654      12.16 to 11.80      13,425,457         0.00%      67.87% to 65.57%
  2002 ..............  1.15% to 1.60%       35,621        7.16 to 7.24         257,310         0.00%    -49.30% to -48.81%
  2001 ..............  1.15% to 1.40%        4,181      14.14 to 14.15          59,125         0.00%      41.37% to 41.45% (a) (b)

Rydex Variable Trust - Energy Fund
  2004 ..............  1.15% to 2.40%    2,467,542      14.02 to 13.46      34,037,274         0.01%      30.75% to 29.25%
  2003 ..............  1.15% to 2.40%    1,407,669      10.72 to 10.42      14,938,467         0.00%      21.60% to 20.05%
  2002 ..............  1.15% to 1.60%      158,402        8.72 to 8.82       1,394,943         0.00%    -15.31% to -14.50%
  2001 ..............  1.35% to 1.40%          444      10.31 to 10.31           4,576         0.00%        3.07% to 3.09% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                         Unit            Contract        Income            Total
                        Rate*        Units         Fair Value      Owners' Equity     Ratio**          Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Rydex Variable Trust - Energy Services Fund
   2004 .........  1.15% to 2.40%     578,680   $ 15.61 to 15.00   $   8,944,842       0.00%       32.20% to 30.65%
   2003 .........  1.15% to 2.05%     285,215     11.81 to 11.58       3,352,149       0.00%         7.17% to 6.16%
   2002 .........  1.15% to 1.60%      76,321     10.90 to 11.02        838,973        0.00%     -13.83% to -13.09%
   2001 .........  1.15% to 1.40%      33,477     12.67 to 12.68        424,310        0.00%       26.73% to 26.81% (a)(b)

Rydex Variable Trust - Financial Services Fund
   2004 .........  1.15% to 2.40%   2,215,554     12.97 to 12.46       28,208,416      0.21%       15.77% to 14.41%
   2003 .........  1.15% to 2.40%     666,736     11.20 to 10.89       7,386,468       0.11%       27.44% to 25.82%
   2002 .........  1.15% to 1.55%      59,788       8.71 to 8.79         524,297        0.00%    -16.68% to -16.08%
   2001 .........  1.15% to 1.40%       3,379     10.46 to 10.47         35,360         0.00%        4.64% to 4.70% (a)(b)

Rydex Variable Trust - Health Care Fund
   2004 .........  1.15% to 2.40%   1,787,784     10.31 to 9.89       18,134,006       0.00%         5.00% to 3.74%
   2003 .........  1.15% to 2.40%   1,154,231      9.82 to 9.53        11,198,164      0.00%       28.28% to 26.66%
   2002 .........  1.15% to 1.60%     131,266      7.56 to 7.65        1,001,779       0.00%     -22.98% to -22.21%
   2001 .........      1.35%               23         9.83               226           0.00%                 -1.66% (a)(b)

Rydex Variable Trust - Internet Fund
   2004 .........  1.15% to 2.40%   1,965,133    14.60 to 14.02       28,174,640       0.00%       14.54% to 13.23%
   2003 .........  1.15% to 2.40%   1,384,802    12.75 to 12.38       17,462,819       0.00%       62.50% to 60.47%
   2002 .........  1.15% to 1.55%      43,471      7.77 to 7.84         340,198        0.00%      -44.45% to -43.99%
   2001 .........      1.40%               47         14.00               658          0.00%                 39.98% (a)(b)

Rydex Variable Trust - Inverse Dynamic Dow 30 Fund

   2004 .........  1.15% to 2.00%     213,395      8.79 to 8.74        1,871,704       0.00%     -12.14% to -12.64% (a)(b)

Rydex Variable Trust - Inverse Mid Cap Fund

   2004 .........  1.15% to 2.05%      88,589      8.74 to 8.69         771,961        0.00%     -12.61% to -13.14% (a)b)

Rydex Variable Trust - Inverse Small Cap Fund

   2004 .........  1.15% to 2.00%     106,063      8.50 to 8.45         898,747        0.00%     -15.01% to -15.50% (a)(b)

Rydex Variable Trust - Juno Fund
   2004 .........  1.15% to 2.05%   1,762,008      8.70 to 8.57        15,246,795      0.00%     -11.69% to -12.52%
   2003 .........  1.15% to 2.05%   1,091,091      9.85 to 9.79        10,726,393      0.00%       -1.48% to -2.08% (a)(b)

Rydex Variable Trust - Large Cap Europe Fund
   2004 .........  1.15% to 2.40%   1,888,067    12.72 to 12.20       23,728,720      17.67%       14.82% to 13.49%
   2003 .........  1.15% to 2.40%   1,241,111    11.08 to 10.75       13,657,286      25.55%       41.43% to 39.58%
   2002 .........  1.15% to 1.55%     228,764      7.76 to 7.83        1,783,989       0.03%     -29.69% to -29.18%
   2001 .........  1.15% to 1.40%      35,296    11.05 to 11.05        389,892        0.00%        10.46% to 10.52% (a)(b)

Rydex Variable Trust - Large Cap Growth Fund
   2004 .........  1.15% to 2.00%     633,174    10.35 to 10.29       6,542,448        1.00%         3.47% to 2.88% (a)(b)

Rydex Variable Trust - Large Cap Japan Fund
   2004 .........  1.15% to 2.05%     743,806    10.57 to 10.26       7,780,211        0.00%         9.06% to 8.18%
   2003 .........  1.15% to 2.05%     458,873      9.69 to 9.48        4,412,984       0.00%       36.04% to 34.73%
   2002 .........  1.15% to 1.35%     357,322      7.06 to 7.13        2,531,515       0.00%     -17.78% to -17.16%

Rydex Variable Trust - Large Cap Value Fund
   2004 .........  1.15% to 1.85%     420,376    11.16 to 11.11       4,685,275        0.77%       11.63% to 11.12% (a)(b)

Rydex Variable Trust - Leisure Fund
   2004 .........  1.15% to 2.40%   2,018,829    16.08 to 15.45       31,917,768       0.00%       22.44% to 21.02%
   2003 .........  1.15% to 2.40%     801,265    13.13 to 12.77       10,392,637       0.00%       33.34% to 31.62%
   2002 .........  1.15% to 1.60%      56,410      9.74 to 9.85         553,680        0.00%     -16.47% to -15.74%
   2001 .........  1.15% to 1.35%       3,229    11.68 to 11.68         37,711         0.00%       16.79% to 16.85% (a)(b)

Rydex Variable Trust - Long Dynamic Dow 30 Fund
   2004 .........  1.15% to 2.05%     641,605    10.78 to 10.72       6,907,611        8.79%         7.82% to 7.17% (a)(b)

Rydex Variable Trust - Medius Fund
   2004 .........  1.15% to 2.40%   1,074,402    16.77 to 16.12       17,808,586       0.00%       20.74% to 19.36%
   2003 .........  1.15% to 2.40%     983,334    13.89 to 13.50       13,556,655       0.00%       50.68% to 48.73%
   2002 .........  1.15% to 1.60%     237,934      9.12 to 9.22        2,186,704       0.00%     -25.97% to -25.31%
   2001 .........  1.15% to 1.55%      35,445    12.32 to 12.34        437,151         0.00%       23.25% to 23.44% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                        Unit             Contract        Income           Total
                        Rate*         Units        Fair Value      Owners' Equity     Ratio**         Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Rydex Variable Trust - Mekros Fund
   2004 .........  1.15% to 2.35%   4,543,149   $ 16.30 to 15.68   $   73,517,463     0.00%        23.76% to 22.42%
   2003 .........  1.15% to 2.40%   5,186,476     13.17 to 12.79       67,947,607     9.37%        62.39% to 60.23%
   2002 .........  1.15% to 1.60%   1,252,515       8.02 to 8.11       10,145,460     0.00%      -36.77% to -36.19%
   2001 .........  1.15% to 1.55%     651,243     12.69 to 12.71        8,278,549     0.00%        26.93% to 27.13% (a)(b)

Rydex Variable Trust - Mid Cap Growth Fund
   2004 .........  1.15% to 2.05%     566,096     10.77 to 10.70        6,084,013     0.00%          7.69% to 7.05% (a)(b)

Rydex Variable Trust - Mid Cap Value Fund
   2004 .........  1.15% to 2.00%     733,363     11.43 to 11.37        8,375,196     0.02%        14.32% to 13.69% (a)(b)

Rydex Variable Trust - Nova Fund
   2004 .........  1.15% toA 2.35%  4,376,840     11.15 to 10.71       48,297,744     0.05%        13.30% to 12.04%
   2003 .........  1.15% to 2.20%   2,518,202       9.84 to 9.59       24,637,798     0.00%        37.59% to 36.04%
   2002 .........  1.15% to 1.60%     540,045       7.07 to 7.15        3,846,631     5.87%      -37.09% to -36.47%
   2001 .........  1.15% to 1.40%      81,264     11.24 to 11.26          914,019     0.00%        12.38% to 12.57% (a)(b)

Rydex Variable Trust - OTC Fund
   2004 .........  1.15% to 2.40%   4,291,035     12.68 to 12.17       53,776,428     0.00%          8.09% to 6.80%
   2003 .........  1.15% to 2.05%     833,609     11.73 to 11.49        9,709,977     0.00%        43.75% to 42.42%
   2002 .........  1.15% to 1.60%     248,795       8.07 to 8.16        2,022,792     0.00%      -40.14% to -39.56%
   2001 .........  1.15% to 1.40%      31,958     13.48 to 13.50          431,187     0.00%        34.82% to 35.02% (a)(b)

Rydex Variable Trust - Precious Metals Fund
   2004 .........  1.15% to 2.40%   1,135,796     16.06 to 15.44       17,973,169     0.00%      -15.20% to -16.22%
   2003 .........  1.15% to 2.40%     828,775     18.94 to 18.43       15,566,822     0.00%        39.28% to 37.61%
   2002 .........  1.15% to 1.60%     518,500     13.45 to 13.60        7,029,828     0.00%        42.73% to 43.91%
   2001 .........  1.15% to 1.60%       5,933       9.44 to 9.45           56,041     0.00%        -5.63% to -5.52% (a)(b)

Rydex Variable Trust - Real Estate Fund
   2004 .........  1.15% to 2.05%     638,192     16.88 to 16.41       10,696,859     0.83%        28.05% to 27.02%
   2003 .........  1.15% to 1.85%     158,221     13.18 to 12.98        2,074,868     3.65%        28.81% to 27.94%
   2002 .........  1.15% to 1.60%     105,366     10.12 to 10.23        1,075,217     2.86%        -3.12% to -2.25%
   2001 .........  1.15% to 1.40%       5,572     10.45 to 10.47           58,317     1.92%          4.50% to 4.68% (a)(b)

Rydex Variable Trust - Retailing Fund
   2004 .........  1.15% to 2.40%   1,119,057     13.29 to 12.76       14,599,245     0.00%          8.79% to 7.50%
   2003 .........  1.15% to 2.40%     557,769     12.22 to 11.87        6,728,717     0.00%        33.71% to 32.01%
   2002 .........  1.15% to 1.60%      20,170       9.04 to 9.14          183,299     0.00%      -23.50% to -22.81%
   2001 .........       1.35%          58,791              11.82          695,234     0.00%                  18.18% (a)(b)

Rydex Variable Trust - Sector Rotation Fund
   2004 .........  1.15% to 2.05%     753,136     10.82 to 10.56        8,100,165     0.00%          9.44% to 8.52%
   2003 .........  1.15% to 2.05%     989,549       9.89 to 9.73        9,733,379     0.00%        28.41% to 27.20%
   2002 .........  1.15% to 1.60%     412,002       7.65 to 7.70        3,167,162     0.00%      -23.51% to -23.00% (a)(b)

Rydex Variable Trust - Small Cap Growth Fund
   2004 .........  1.15% to 2.05%     915,334     11.49 to 11.43       10,503,385     0.00%        14.93% to 14.25% (a)(b)

Rydex Variable Trust - Small Cap Value Fund
   2004 .........  1.15% to 2.00%   1,503,275     11.71 to 11.65       17,579,309     0.08%        17.13% to 16.49% (a)(b)

Rydex Variable Trust - Technology Fund
   2004 .........  1.15% to 2.40%     932,471     12.80 to 12.29       11,788,174     0.00%        -0.01% to -1.20%
   2003 .........  1.15% to 2.40%   1,124,632     12.81 to 12.44       14,246,545     0.00%        59.47% to 57.46%
   2002 .........  1.15% to 1.60%     125,977       7.96 to 8.03        1,009,366     0.00%      -40.28% to -39.81%
   2001 .........  1.15% to 1.40%       4,346     13.33 to 13.34           57,967     0.00%        33.33% to 33.41% (a)(b)

Rydex Variable Trust - Telecommunications Fund
   2004 .........  1.15% to 2.40%   2,551,837       9.01 to 8.63       22,542,299     0.00%        11.38% to 10.08%
   2003 .........  1.15% to 2.40%   1,109,456       8.09 to 7.84        8,870,526     0.00%        32.14% to 30.47%
   2002 .........  1.15% to 1.60%     146,026       6.04 to 6.12          891,274     0.00%      -40.98% to -40.28%
   2001 .........  1.35% to 1.40%         139     10.24 to 10.24            1,424     0.00%          2.42% to 2.44% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                       Unit           Contract           Income             Total
                        Rate*        Units       Fair Value        Owners' Equity     Ratio**           Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Rydex Variable Trust - Titan 500 Fund
   2004 .........  1.15% to 2.05%   1,221,310   $ 11.01 to 10.67   $   13,274,965      0.00%       15.55% to 14.64%
   2003 .........  1.15% to 2.05%   2,532,632       9.53 to 9.31       24,009,533      0.00%       53.16% to 51.61%
   2002 .........  1.15% to 1.60%     240,214       6.14 to 6.22        1,489,970      0.00%     -47.18% to -46.63%
   2001 .........  1.35% to 1.60%       1,055     11.64 to 11.65           12,282      0.00%       16.40% to 16.47% (a)(b)

Rydex Variable Trust - Transportation Fund
   2004 .........  1.15% to 2.40%   2,259,235     15.24 to 14.64       33,857,618      0.00%       21.58% to 20.12%
   2003 .........  1.15% to 2.40%     336,896     12.54 to 12.19        4,171,916      0.00%       19.13% to 17.60%
   2002 .........  1.15% to 1.60%      37,312     10.44 to 10.53          391,786      0.00%     -13.28% to -12.70%
   2001 .........  1.35% to 1.40%         161     12.05 to 12.05            1,940      0.00%       20.49% to 20.51% (a)(b)

Rydex Variable Trust - U.S. Government Bond Fund
   2004 .........  1.15% to 2.35%   1,812,323     11.86 to 11.41       21,283,468      3.65%         7.12% to 5.82%
   2003 .........  1.15% to 2.35%   1,181,842     11.07 to 10.78       12,990,386      2.96%       -2.21% to -3.35%
   2002 .........  1.15% to 1.60%   1,033,379     11.20 to 11.32       11,662,664      6.41%       16.18% to 17.23%
   2001 .........  1.15% to 1.40%      36,066       9.65 to 9.66          348,097      0.34%       -3.50% to -3.45% (a)(b)

Rydex Variable Trust - Ursa Fund
   2004 .........  1.15% to 2.35%   1,403,512       7.31 to 7.02       10,139,870      0.00%     -11.24% to -12.41%
   2003 .........  1.15% to 2.35%     562,511       8.24 to 8.01        4,600,851      0.00%     -24.53% to -25.46%
   2002 .........  1.15% to 1.60%     733,397     10.79 to 10.91        7,968,126      0.82%       19.17% to 20.24%
   2001 .........  1.15% to 1.35%       6,489       9.07 to 9.08           58,873      0.00%       -9.28% to -9.23% (a)(b)

Rydex Variable Trust - Utilities Fund
   2004 .........  1.15% to 2.40%     935,617       8.92 to 8.54        8,266,553      1.64%       15.96% to 14.58%
   2003 .........  1.15% to 2.40%   1,290,262       7.69 to 7.46        9,829,647      2.41%       23.96% to 22.33%
   2002 .........  1.15% to 1.60%     361,021       6.14 to 6.20        2,235,278      0.02%     -34.18% to -33.60%
   2001 .........  1.15% to 1.40%       6,401       9.32 to 9.34           59,735      0.00%       -6.75% to -6.63% (a)(b)

Rydex Variable Trust - Velocity 100 Fund
   2004 .........  1.15% to 2.05%   2,525,054      10.27 to 9.93       25,733,805      3.46%       12.90% to 11.99%
   2003 .........  1.15% to 2.05%   1,367,723       9.01 to 8.87       12,325,139     13.80%       96.36% to 94.23%
   2002 .........  1.15% to 1.60%     367,836       4.57 to 4.63        1,699,948      0.00%     -70.20% to -69.82%
   2001 .........  1.15% to 1.60%       3,156     15.34 to 15.35           48,445      0.00%       53.36% to 53.53% (a)(b)

Smith Barney GSSF - Fundamental Value Portfolio
   2003 .........      1.30%            2,967        21.23                 62,996      0.41%           36.84%
   2002 .........      1.30%            6,235        15.52                 96,745      0.97%          -22.33%
   2001 .........      1.30%            7,263        19.98                145,090      0.69%           -6.51%
   2000 .........      1.30%            8,806        21.37                188,155      2.01%           18.93%

Smith Barney GSSF - Intermediate High Grade Portfolio
   2000 .........      1.30%              623        12.12                  7,549     11.55%            8.43%

Smith Barney TSF - International All Cap Growth Portfolio
   2004 .........      1.30%            5,196        11.31                 58,764      0.78%           16.34%
   2003 .........      1.30%            7,357        9.72                  71,521      1.02%           25.80%
   2002 .........      1.30%            7,470        7.73                  57,725      0.93%          -26.66%
   2001 .........      1.30%            8,169        10.54                 86,073      0.00%          -32.07%
   2000 .........      1.30%           16,279        15.51                252,503      0.79%          -24.78%

Smith Barney TSF - Large Cap Value Portfolio
   2004 .........      1.30%          280,779        15.50              4,351,174      1.75%            9.19%
   2003 .........      1.30%          334,493        14.19              4,747,267      1.62%           25.94%
   2002 .........      1.30%          381,396        11.27              4,298,052      3.75%          -26.39%
   2001 .........      1.30%          432,693        15.31              6,623,958      0.07%           -9.37%
   2000 .........      1.30%           11,018        16.89                186,104      1.63%           11.65%

Smith Barney TSF - Money Market Portfolio
   2004 .........      1.30%           10,348        12.33                127,637      0.59%           -0.43%
   2003 .........      1.30%           24,081        12.39                298,317      0.65%           -0.65%
   2002 .........      1.30%           25,868        12.47                322,546      1.31%           -0.04%
   2001 .........      1.30%           37,571        12.47                468,668      0.21%            2.38%
   2000 .........      1.30%            1,148        12.18                 13,987      2.38%            4.65%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                      Contract                                                      Investment
                      Expense                       Unit              Contract        Income             Total
                        Rate*        Units       Fair Value        Owners' Equity     Ratio**           Return***
                   --------------   ---------   ----------------   --------------   ----------   ------------------
Smith Barney VAF - The Income and Growth Portfolio
   2000 .........      1.30%          261,552   $    33.61         $    8,791,882      1.46%           12.26%

Smith Barney VAF - The Reserve Account Portfolio
   2000 .........      1.30%            2,589        14.38                 37,242      7.94%            3.68%

Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
   2000 .........      1.30%           27,043        16.75                452,887      3.60%            3.35%
                                                                    -------------

2004 Reserves for annuity contracts in payout phase: ...........          167,427
                                                                    -------------
2004 Contract owners' equity ...................................    $ 979,135,633
                                                                    =============

2003 Reserves for annuity contracts in payout phase: ...........           75,047
                                                                    -------------
2003 Contract owners' equity ...................................    $ 578,495,135
                                                                    =============

2002 Reserves for annuity contracts in payout phase: ...........           74,923
                                                                    -------------
2002 Contract owners' equity ...................................    $ 198,848,699
                                                                    =============

2001 Reserves for annuity contracts in payout phase: ...........          124,444
                                                                    -------------
2001 Contract owners' equity ...................................    $  33,802,859
                                                                    =============

2000 Reserves for annuity contracts in payout phase: ...........          167,611
                                                                    -------------
2000 Contract owners' equity ...................................    $  10,097,920
                                                                    =============

        * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.





             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits

                      (a)  Financial Statements:

                           Nationwide Variable Account-4:

                               Report of Independent Registered Public
                                Accounting Firm.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                               Statements of Operations for the year ended
                               December 31, 2004.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:


                               Report of Independent Registered Public
                                Accounting Firm.

                               Consolidated Balance Sheets as of December
                               31, 2004 and 2003.

                               Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

                    (2)  Not Applicable

                    (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

                    (4) The form of the variable annuity contract - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

                    (5) Variable Annuity Application - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.


                    (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (1933 Act File No. 2-75059) and hereby incorporated by reference.

                    (7)  Not Applicable

                    (8)  Not Applicable

                    (9) Opinion of Counsel - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

                    (10) Not Applicable

                    (11) Not Applicable

                    (12) Not Applicable

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

                  Arden L. Shisler, Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Mark R. Thresher, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President and Chief Legal
                         and Governance Officer
                  Terri L. Hill, Executive Vice President-Chief Administrative
                        Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                        Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                        Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  J. Stephen Baine, Senior Vice President-Corporate Strategy James R. Burke, Senior Vice President-P/C Strategic Planning
                        and Operations
                  David A. Diamond, Senior Vice President
                  Thomas W. Dietrich, Senior Vice President-Division General
                        Counsel
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Peter A. Golato, Senior Vice President-Individual Protection
                        Business Head
                  J. Lynn Greenstein, Senior Vice President-Property and
                        Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-PC Finance
                  David K. Hollingsworth, Senior Vice President-PCIO Brokerage
                        Operations & Sponsor Relations
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Non-Affiliated Sales
                  M. Eileen Kennedy, Senior Vice President-Chief Financial
                        Officer
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy
                        and Urban Operations
                  Duane C. Meek, Senior Vice President-Group Business Head
                  Keith I. Millner, Senior Vice President-In Retirement
                        Business Head
                  Brian W. Nocco, Senior Vice President and Treasurer
                  R. Dennis Noice, Senior Vice President-NF Systems
                  Mark D. Phelan, Senior Vice President-Individual Investments
                        Business Head
                  Steven P. Rothman, Senior Vice President-IT Strategy and
                        Solutions Delivery
                  Gary I. Siroko, Senior Vice President-CIO Strategic
                        Investments
                  John S. Skubik, Senior Vice President-Consumer Finance
                  Gail G. Snyder, Senior Vice President-Enterprise Portfolio &
                        Strategy Management
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Thomas E. Barnes, Vice President-Assistant to the CEO and
                        Secretary
                  Joseph A. Alutto, Director
                  James G. Brocksmith, Jr., Director
                  Keith W. Eckel, Director
                  Lydia M. Marshall, Director
                  Donald L. McWhorter, Director
                  Martha James Miller de Lombera, Director
                  David O. Miller, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Alex Shumate, Director

                  The business address of the Directors and Officers of the Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215

Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
                OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed
               ** Subsidiaries included in the respective consolidated financial statements
               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
               **** Other subsidiaries





------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS


               The number of Qualified and Non-Qualified contract owners as of February 14, 2005 was 6,632 and 5,285 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                Nationwide VL Separate Account-C
    Nationwide Variable Account                Nationwide VL Separate Account-D
    Nationwide Variable Account-II             Nationwide VL Separate Account-G
    Nationwide Variable Account-4              Nationwide VLI Separate Account-2
    Nationwide Variable Account-5              Nationwide VLI Separate Account-3
    Nationwide Variable Account-6              Nationwide VLI Separate Account-4
    Nationwide Variable Account-7              Nationwide VLI Separate Account-5
    Nationwide Variable Account-8              Nationwide VLI Separate Account-6
    Nationwide Variable Account-9              Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

             CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTIN FIRM


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-4:



We consent to the use of our reports for Nationwide Variable Account-4 dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-62692). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.






KPMG LLP

Columbus, Ohio
April 18, 2005

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 23rd day of September, 2005.

                                NATIONWIDE VARIABLE ACCOUNT-4
                ---------------------------------------------------------------
                                      (Registrant)

                              NATIONWIDE LIFE INSURANCE COMPANY
                ---------------------------------------------------------------
                                       (Depositor)

                                   By /s/ JAMIE RUFF CASTO
                ---------------------------------------------------------------
                                       Jamie Ruff Casto


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of September, 2005.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                             By /s/ JAMIE RUFF CASTO
                              --------------------------------------------------
                                                Jamie Ruff Casto
                                                Attorney-in-Fact